UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09729

iShares Trust
(Exact name of registrant as specified in charter)

c/o: Citi Fund Services Ohio, Inc. 4400 Easton Way Suite 200 Columbus, Ohio		43219
(Address of principal executive offices)		(Zip code)

The Corporation Trust Company 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(415) 670-2000

Date of fiscal year end:	July 31, 2023

Date of reporting period:	January 31, 2023

Item 1.      Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

January 31, 2023
iShares Trust
iShares Core Aggressive Allocation ETF | AOA | NYSE Arca
iShares Core Conservative Allocation ETF | AOK | NYSE Arca
iShares Core Growth Allocation ETF | AOR | NYSE Arca
iShares Core Moderate Allocation ETF | AOM | NYSE Arca
iShares Morningstar Multi-Asset Income ETF | IYLD | Cboe BZX
2023 Semi-Annual Report
(Unaudited)

Dear Shareholder,
Significant economic headwinds emerged during the 12-month reporting period ended January 31, 2023, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the second half of the year, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate.
Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.
Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large-
and small-capitalization U.S. stocks fell, although equities began to recover in the second half of the period as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and a strong U.S. dollar.
The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and higher interest rates led to rising borrowing costs for corporate issuers.
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates seven times. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. While the Fed suggested that additional rate hikes were likely, it also gave indications that the pace of increases would slow if inflation continued to subside.
Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth slowed in the last year, we believe that taming inflation requires a more substantial decline that lowers demand to a level more in line with the economy’s productive capacity. Although the Fed has decelerated the pace of interest rate hikes, it still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.
While we favor an overweight to equities in the long-term, several factors lead us to take an underweight stance on equities overall in the near term. We believe that higher input costs and a deteriorating economic backdrop are likely to challenge corporate earnings, while the market’s concerns over excessive rate hikes could remain until the Fed indicates that its tightening cycle has ended. Nevertheless, we see opportunities in credit, where valuations are attractive and higher yields provide income opportunities. We believe that global investment-grade corporates, global inflation-linked bonds, and U.S. mortgage-backed securities offer strong opportunities for a six- to twelve-month horizon.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Total Returns as of January 31, 2023
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
(0.44)% (8.22)%
U.S. small cap equities
(Russell 2000
®
Index)
3.25 (3.38)
International equities
(MSCI Europe, Australasia,
Far East Index)
9.52 (2.83)
Emerging market equities
(MSCI Emerging Markets
Index)
4.92 (12.12)
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
1.58 1.79
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(5.60) (11.62)
U.S. investment grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
(2.37) (8.36)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
0.73 (3.25)
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer Capped
Index)
1.46 (5.22)
2
This Page is not Part of Your Fund Report

Page
3
The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

iShares
®
Core Aggressive Allocation ETF
4
2023
iShares Semi-Annual Report to Shareholders
Fund Summary
as of January 31, 2023
Investment Objective
The iShares Core Aggressive Allocation ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds intended to represent an aggressive target risk allocation strategy, as represented by the S&P Target Risk Aggressive Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV ................... 2.15% (6.93) % 4.78% 7.70% (6.93) % 26.30% 109.92%
Fund Market .................
2.18 (7.08) 4.76 7.69 – % (7.08) 26.18 109.69
Index ...................... 2.21 (6.84) 4.95 7.84 (6.84) 27.30 112.65
Actual Hypothetical 5% Return
Beginning
Account Value
(08/01/22)
Ending
Account Value
(01/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(08/01/22)
Ending
Account Value
(01/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,021.50  $ 0.56  $ 1,000.00  $ 1,024.65  $ 0.56  0.11%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.
PORTFOLIO COMPOSITION
Asset Class
Percent of Total
Investments
(a)
Domestic Equity .................................. 45.5%
International Equity ................................ 35.5
Domestic Fixed Income ............................. 16.3
International Fixed Income ........................... 2.7
(a)
Excludes money market funds.
FIVE LARGEST HOLDINGS
Security
Percent of Total
Investments
(a)
iShares Core S&P 500 ETF ........................... 41.6%
iShares Core MSCI International Developed Markets ETF ...... 25.9
iShares Core Total USD Bond Market ETF ................. 16.3
iShares Core MSCI Emerging Markets ETF ................ 9.6
iShares Core S&P Mid-Cap ETF ........................ 2.8

iShares
®
Core Conservative Allocation ETF
5
Fund Summary
Fund Summary
as of January 31, 2023
Investment Objective
The iShares Core Conservative Allocation ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds intended to represent a conservative target risk allocation strategy, as represented by the S&P Target Risk Conservative Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the
Fund may or may not hold all of the securities that are included in the Index.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................. (0.45) % (7.64) % 2.38% 3.59% (7.64) % 12.50% 42.26%
Fund Market ................
(0.65) (7.90) 2.35 3.56  – % (7.90) 12.29 41.94
Index ..................... (0.42) (7.58) 2.56 3.71 (7.58) 13.47 43.99
Actual Hypothetical 5% Return
Beginning
Account Value
(08/01/22)
Ending
Account Value
(01/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(08/01/22)
Ending
Account Value
(01/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 995.50  $ 0.45  $ 1,000.00  $ 1,024.75  $ 0.46  0.09%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.
PORTFOLIO COMPOSITION
Asset Class
Percent of Total
Investments
(a)
Domestic Fixed Income ............................. 58.8%
Domestic Equity .................................. 17.6
International Equity ................................ 13.8
International Fixed Income ........................... 9.8
(a)
Excludes money market funds.
FIVE LARGEST HOLDINGS
Security
Percent of Total
Investments
(a)
iShares Core Total USD Bond Market ETF ................. 58.8%
iShares Core S&P 500 ETF ........................... 16.1
iShares Core MSCI International Developed Markets ETF ...... 10.1
iShares Core International Aggregate Bond ETF ............. 9.8
iShares Core MSCI Emerging Markets ETF ................ 3.7

iShares
®
Core Growth Allocation ETF
6
2023
iShares Semi-Annual Report to Shareholders
Fund Summary
as of January 31, 2023
Investment Objective
The iShares Core Growth Allocation ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds intended to represent a growth allocation target risk strategy, as represented by the S&P Target Risk Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV ................... 1.13% (7.17) % 3.87% 6.19% (7.17) % 20.91% 82.25%
Fund Market .................
1.00  (7.31)  3.85 6.17 – % (7.31) 20.78 81.90
Index ...................... 1.16 (7.12) 4.04 6.32 (7.12) 21.88 84.53
Actual Hypothetical 5% Return
Beginning
Account Value
(08/01/22)
Ending
Account Value
(01/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(08/01/22)
Ending
Account Value
(01/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,011.30  $ 0.51  $ 1,000.00  $ 1,024.70  $ 0.51  0.10%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.
PORTFOLIO COMPOSITION
Asset Class
Percent of Total
Investments
(a)
Domestic Equity .................................. 34.6%
Domestic Fixed Income ............................. 32.9
International Equity ................................ 27.0
International Fixed Income ........................... 5.5
(a)
Excludes money market funds.
FIVE LARGEST HOLDINGS
Security
Percent of Total
Investments
(a)
iShares Core Total USD Bond Market ETF ................. 32.9%
iShares Core S&P 500 ETF ........................... 31.6
iShares Core MSCI International Developed Markets ETF ...... 19.7
iShares Core MSCI Emerging Markets ETF ................ 7.3
iShares Core International Aggregate Bond ETF ............. 5.5

iShares
®
Core Moderate Allocation ETF
7
Fund Summary
Fund Summary
as of January 31, 2023
Investment Objective
The iShares Core Moderate Allocation ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds intended to represent a moderate target risk allocation strategy, as represented by the S&P Target Risk Moderate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV ................... 0.07% (7.48) % 2.89% 4.48% (7.48) % 15.30% 55.05%
Fund Market .................
0.24 (7.47) 2.92 4.49 – % (7.47) 15.47 55.11
Index ...................... 0.11 (7.42) 3.07 4.62 (7.42) 16.31 57.02
Actual Hypothetical 5% Return
Beginning
Account Value
(08/01/22)
Ending
Account Value
(01/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(08/01/22)
Ending
Account Value
(01/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,000.70  $ 0.50  $ 1,000.00  $ 1,024.70  $ 0.51  0.10%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.
PORTFOLIO COMPOSITION
Asset Class
Percent of Total
Investments
(a)
Domestic Fixed Income ............................. 50.1%
Domestic Equity .................................. 23.4
International Equity ................................ 18.2
International Fixed Income ........................... 8.3
(a)
Excludes money market funds.
FIVE LARGEST HOLDINGS
Security
Percent of Total
Investments
(a)
iShares Core Total USD Bond Market ETF ................. 50.1%
iShares Core S&P 500 ETF ........................... 21.4
iShares Core MSCI International Developed Markets ETF ...... 13.3
iShares Core International Aggregate Bond ETF ............. 8.3
iShares Core MSCI Emerging Markets ETF ................ 4.9

iShares
®
Morningstar Multi-Asset Income ETF
8
2023
iShares Semi-Annual Report to Shareholders
Fund Summary
as of January 31, 2023
Investment Objective
The iShares Morningstar Multi-Asset Income ETF (the “Fund”) seeks to track the investment results of an index composed of underlying equity, fixed income and other income funds that collectively seek to deliver high current income while providing an opportunity for capital appreciation, as represented by the Morningstar
®
Multi-Asset High
Income Index
SM
(the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index.
Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV ................... 1.56% (9.78) % 0.03% 2.39% (9.78) % 0.14% 26.59%
Fund Market .................
1.40 (9.75) 0.00  2.38 – % (9.75) 0.01 26.57
Index ...................... 1.95 (9.91) 0.11 2.41 (9.91) 0.55 26.90
Actual Hypothetical 5% Return
Beginning
Account Value
(08/01/22)
Ending
Account Value
(01/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(08/01/22)
Ending
Account Value
(01/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,015.60  $ 1.17  $ 1,000.00  $ 1,024.05  $ 1.17  0.23%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.
PORTFOLIO COMPOSITION
Asset Class
Percent of Total
Investments
(a)
Non-Investment Grade Bonds ......................... 38.9%
International Equity ................................ 21.0
International Fixed Income ........................... 19.9
Domestic Equity .................................. 10.1
Domestic Real Estate ............................... 10.1
(a)
Excludes money market funds.
FIVE LARGEST HOLDINGS
Security
Percent of Total
Investments
(a)
iShares iBoxx $ High Yield Corporate Bond ETF ............. 19.5%
iShares J.P. Morgan USD Emerging Markets Bond ETF ........ 14.9
iShares 1-5 Year Investment Grade Corporate Bond ETF ....... 14.6
iShares International Select Dividend ETF ................. 10.6
iShares Emerging Markets Dividend ETF .................. 10.4

About Fund Performance
9
About Fund Performance/Disclosure of Expenses
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10,
2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and
NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Schedule of Investments
(unaudited)
January 31, 2023
iShares
®
Core Aggressive Allocation ETF
(Percentages shown are based on Net Assets)
10
2023
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  45 .5%
iShares Core S&P 500 ETF .................. 1,540,510 $ 629,005,638
iShares Core S&P Mid-Cap ETF ............... 158,887 41,992,245
iShares Core S&P Small-Cap ETF
(b)
............ 168,248 17,437,223
688,435,106
a
Domestic Fixed Income  —  16 .2%
iShares Core Total USD Bond Market ETF ........ 5,297,161 245,947,185
a
International Equity  —  35 .5%
iShares Core MSCI Emerging Markets ETF
(b)
...... 2,860,030 145,489,726
iShares Core MSCI International Developed Markets
ETF ................................ 6,433,280 392,237,082
537,726,808
a
International Fixed Income  —  2 .7%
iShares Core International Aggregate Bond ETF .... 843,022 40,903,427
a
Total Long-Term Investments — 99.9%
(Cost: $ 1,460,769,240 ) ............................... 1,513,012,526
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  7 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.56%
(a) (c) (d)
...................... 105,984,236 $ 106,047,827
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.18%
(a) (c)
............................ 1,509,355 1,509,355
a
Total Short-Term Securities — 7.1%
(Cost: $ 107,546,182 ) ................................ 107,557,182
Total Investments — 107.0%
(Cost: $ 1,568,315,422 ) ............................... 1,620,569,708
Liabilities in Excess of Other Assets — ( 7 .0 ) % ............... (106,109,454)
Net Assets — 100.0% ................................. $ 1,514,460,254
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/23
  Shares Held
at 01/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 2,154,731 $ 103,867,457
(a)
$ — $ 15,067 $ 10,572 $ 106,047,827 105,984,236 $ 18,745
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 2,676,395 — (1,167,040)
(a)
— — 1,509,355 1,509,355 45,947 4
iShares Core
International
Aggregate Bond
ETF ........ 46,675,765 13,898,386 (17,085,354) (436,284) (2,149,086) 40,903,427 843,022 1,054,020 —
iShares Core
MSCI Emerging
Markets ETF .. 120,130,033 59,752,055 (44,823,284) 4,092,046 6,338,876 145,489,726 2,860,030 2,158,273 —
iShares Core MSCI
International
Developed
Markets ETF .. 354,435,384 123,606,022 (120,864,266) 6,860,310 28,199,632 392,237,082 6,433,280 2,453,096 —
iShares Core S&P
500 ETF ..... 648,726,023 198,370,475 (211,857,969) 70,701,070 (76,933,961) 629,005,638 1,540,510 5,931,038 —
iShares Core S&P
Mid-Cap ETF .. 39,596,754 12,872,296 (12,996,062) 4,846,435 (2,327,178) 41,992,245 158,887 403,577 —
iShares Core S&P
Small-Cap ETF 17,284,624 5,352,840 (5,683,227) 1,613,029 (1,130,043) 17,437,223 168,248 154,349 —

iShares
®
Core Aggressive Allocation ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2023
11
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended January 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Affiliates (continued)
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/23
  Shares Held
at 01/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares Core
Total USD Bond
Market ETF ... $ 264,302,281 $ 79,634,197 $ (90,575,441) $ (1,566,028) $ (5,847,824) $ 245,947,185 5,297,161 $ 3,543,052 $ —
$ 86,125,645 $ (53,839,012)
$ 1,620,569,708
$ 15,762,097 $ 4
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ................................................................... 6 03/17/23 $ 1,227 $ 10,076
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 10,076 $ — $ — $ — $ 10,076
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (363,229) $ — $ — $ — $ (363,229)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (93,199) $ — $ — $ — $ (93,199)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 1,195,950
a

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
Core Aggressive Allocation ETF
12
2023
iShares Semi-Annual Report to Shareholders
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ......................................... $ 1,513,012,526 $ — $ — $ 1,513,012,526
Short-Term Securities
Money Market Funds .......................................... 107,557,182 — — 107,557,182
$ 1,620,569,708 $ — $ — $ 1,620,569,708
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................... $ 10,076 $ — $ — $ 10,076
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
Core Conservative Allocation ETF
Schedule of Investments
(unaudited)
January 31, 2023
(Percentages shown are based on Net Assets)
13
Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  17 .6%
iShares Core S&P 500 ETF .................. 286,762 $ 117,087,792
iShares Core S&P Mid-Cap ETF ............... 29,612 7,826,156
iShares Core S&P Small-Cap ETF ............. 31,288 3,242,688
128,156,636
a
Domestic Fixed Income  —  58 .8%
iShares Core Total USD Bond Market ETF ........ 9,204,036 427,343,392
a
International Equity  —  13 .8%
iShares Core MSCI Emerging Markets ETF ....... 532,443 27,085,375
iShares Core MSCI International Developed Markets
ETF
(b)
............................... 1,197,645 73,020,416
100,105,791
a
International Fixed Income  —  9 .8%
iShares Core International Aggregate Bond ETF .... 1,464,827 71,073,406
a
Total Long-Term Investments — 100.0%
(Cost: $ 811,279,404 ) ................................ 726,679,225
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.56%
(a) (c) (d)
...................... 297,422 $ 297,600
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.18%
(a) (c)
............................ 692,023 692,023
a
Total Short-Term Securities — 0.1%
(Cost: $ 989,623 ) ................................... 989,623
Total Investments — 100.1%
(Cost: $ 812,269,027 ) ................................ 727,668,848
Liabilities in Excess of Other Assets — ( 0 .1 ) % ............... (396,594)
Net Assets — 100.0% ................................. $ 727,272,254
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/23
  Shares Held
at 01/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ — $ 288,036
(a)
$ — $ 9,564 $ — $ 297,600 297,422 $ 354
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 2,230,003 — (1,537,980)
(a)
— — 692,023 692,023 29,819 —
iShares Core
International
Aggregate Bond
ETF ........ 82,767,554 65,804,319 (72,539,456) (1,454,169) (3,504,842) 71,073,406 1,464,827 1,891,984 —
iShares Core
MSCI Emerging
Markets ETF .. 22,823,154 25,204,745 (22,695,801) 724,593 1,028,684 27,085,375 532,443 427,355 —
iShares Core MSCI
International
Developed
Markets ETF .. 67,340,977 60,972,680 (62,271,666) 2,073,995 4,904,430 73,020,416 1,197,645 485,731 —
iShares Core S&P
500 ETF ..... 123,249,129 101,473,521 (105,857,171) 2,179,462 (3,957,149) 117,087,792 286,762 1,324,299 —
iShares Core S&P
Mid-Cap ETF .. 7,520,623 6,626,442 (6,816,200) 287,967 207,324 7,826,156 29,612 90,614 —
iShares Core S&P
Small-Cap ETF 3,292,532 2,719,804 (2,873,562) 184,370 (80,456) 3,242,688 31,288 34,490 —

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
Core Conservative Allocation ETF
14
2023
iShares Semi-Annual Report to Shareholders
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliates (continued)
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/23
  Shares Held
at 01/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares Core
Total USD Bond
Market ETF ... $ 468,677,355 $ 376,940,933 $ (400,166,739) $ (7,194,839) $ (10,913,318) $ 427,343,392 9,204,036 $ 6,831,968 $ —
$ (3,189,057) $ (12,315,327)
$ 727,668,848
$ 11,116,614 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 726,679,225 $ — $ — $ 726,679,225
Short-Term Securities
Money Market Funds ...................................... 989,623 — — 989,623
$ 727,668,848 $ — $ — $ 727,668,848

iShares
®
Core Growth Allocation ETF
Schedule of Investments
(unaudited)
January 31, 2023
(Percentages shown are based on Net Assets)
15
Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  34 .5%
iShares Core S&P 500 ETF .................. 1,619,646 $ 661,317,658
iShares Core S&P Mid-Cap ETF ............... 166,975 44,129,823
iShares Core S&P Small-Cap ETF ............. 176,812 18,324,796
723,772,277
a
Domestic Fixed Income  —  32 .9%
iShares Core Total USD Bond Market ETF ........ 14,850,904 689,527,473
a
International Equity  —  27 .0%
iShares Core MSCI Emerging Markets ETF
(b)
...... 3,006,745 152,953,118
iShares Core MSCI International Developed Markets
ETF ................................ 6,763,607 412,377,119
565,330,237
a
International Fixed Income  —  5 .5%
iShares Core International Aggregate Bond ETF .... 2,363,532 114,678,572
a
Total Long-Term Investments — 99.9%
(Cost: $ 2,174,369,721 ) ............................... 2,093,308,559
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  5 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.56%
(a) (c) (d)
...................... 103,952,131 $ 104,014,502
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.18%
(a) (c)
............................ 1,946,254 1,946,254
a
Total Short-Term Securities — 5.1%
(Cost: $ 105,950,361 ) ................................ 105,960,756
Total Investments — 105.0%
(Cost: $ 2,280,320,082 ) ............................... 2,199,269,315
Liabilities in Excess of Other Assets — ( 5 .0 ) % ............... (104,257,785)
Net Assets — 100.0% ................................. $ 2,095,011,530
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/23
  Shares Held
at 01/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 161,535,851 $ — $ (57,500,279)
(a)
$ 834 $ (21,904) $ 104,014,502 103,952,131 $ 34,165
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 2,239,395 — (293,141)
(a)
— — 1,946,254 1,946,254 67,129 1
iShares Core
International
Aggregate Bond
ETF ......... 122,727,366 69,113,747 (70,080,244) (1,716,706) (5,365,591) 114,678,572 2,363,532 3,294,985 —
iShares Core MSCI
Emerging Markets
ETF ......... 118,447,766 97,310,938 (76,408,893) 6,836,349 6,766,958 152,953,118 3,006,745 2,453,899 —
iShares Core MSCI
International
Developed Markets
ETF ......... 349,475,537 225,145,689 (206,150,112) 14,353,502 29,552,503 412,377,119 6,763,607 2,789,048 —
iShares Core S&P
500 ETF ...... 639,637,549 367,289,770 (344,931,878) 76,595,775 (77,273,558) 661,317,658 1,619,646 6,374,136 —
iShares Core S&P
Mid-Cap ETF ... 39,037,180 24,193,863 (22,188,275) 5,389,257 (2,302,202) 44,129,823 166,975 432,555 —
iShares Core S&P
Small-Cap ETF . 17,043,551 9,916,841 (9,324,636) 2,292,581 (1,603,541) 18,324,796 176,812 165,900 —
iShares Core Total
USD Bond Market
ETF ......... 694,941,787 394,109,162 (384,226,715) 367,334 (15,664,095) 689,527,473 14,850,904 9,972,545 —
$ 104,118,926 $ (65,911,430)
$ 2,199,269,315
$ 25,584,362 $ 1
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
Core Growth Allocation ETF
16
2023
iShares Semi-Annual Report to Shareholders
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 2,093,308,559 $ — $ — $ 2,093,308,559
Short-Term Securities
Money Market Funds ...................................... 105,960,756 — — 105,960,756
$ 2,199,269,315 $ — $ — $ 2,199,269,315

iShares
®
Core Moderate Allocation ETF
Schedule of Investments
(unaudited)
January 31, 2023
(Percentages shown are based on Net Assets)
17
Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  23 .4%
iShares Core S&P 500 ETF .................. 741,211 $ 302,643,864
iShares Core S&P Mid-Cap ETF ............... 76,446 20,203,913
iShares Core S&P Small-Cap ETF ............. 80,931 8,387,689
331,235,466
a
Domestic Fixed Income  —  50 .0%
iShares Core Total USD Bond Market ETF ........ 15,291,756 709,996,231
a
International Equity  —  18 .2%
iShares Core MSCI Emerging Markets ETF ....... 1,376,066 70,000,477
iShares Core MSCI International Developed Markets
ETF ................................ 3,095,275 188,718,917
258,719,394
a
Security Shares Value
a
International Fixed Income  —  8 .3%
iShares Core International Aggregate Bond ETF .... 2,433,649 $ 118,080,649
a
Total Long-Term Investments — 99.9%
(Cost: $ 1,512,938,924 ) ............................... 1,418,031,740
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.18%
(a) (b)
............................ 1,309,309 1,309,309
a
Total Short-Term Securities — 0.1%
(Cost: $ 1,309,309 ) .................................. 1,309,309
Total Investments — 100.0%
(Cost: $ 1,514,248,233 ) ............................... 1,419,341,049
Liabilities in Excess of Other Assets — 0 .0% ................ (163,797)
Net Assets — 100.0% ................................. $ 1,419,177,252
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/23
  Shares Held
at 01/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency
Shares
(a)
...... $ 63,558,320 $ — $ (63,545,615)
(b)
$ (166) $ (12,539) $ — — $ 29,904
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 2,973,259 — (1,663,950)
(b)
— — 1,309,309 1,309,309 47,182 —
iShares Core
International
Aggregate Bond
ETF ......... 143,630,531 32,001,620 (49,698,642) (1,905,981) (5,946,879) 118,080,649 2,433,649 2,953,521 —
iShares Core MSCI
Emerging Markets
ETF ......... 61,611,020 26,145,643 (22,372,963) 1,466,987 3,149,790 70,000,477 1,376,066 1,018,527 —
iShares Core MSCI
International
Developed Markets
ETF ......... 181,777,972 52,753,019 (61,192,766) 1,506,573 13,874,119 188,718,917 3,095,275 1,157,644 —
iShares Core S&P
500 ETF ...... 332,711,997 78,550,429 (103,568,461) 26,514,804 (31,564,905) 302,643,864 741,211 2,922,873 —
iShares Core S&P
Mid-Cap ETF ... 20,309,270 5,466,643 (6,670,003) 1,862,883 (764,880) 20,203,913 76,446 199,318 —
iShares Core S&P
Small-Cap ETF . 8,872,972 2,158,003 (2,815,362) 642,189 (470,113) 8,387,689 80,931 76,053 —

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
Core Moderate Allocation ETF
18
2023
iShares Semi-Annual Report to Shareholders
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliates (continued)
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/23
  Shares Held
at 01/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares Core Total
USD Bond Market
ETF ......... $ 813,311,256 $ 183,789,817 $ (262,419,927) $ (9,118,968) $ (15,565,947) $ 709,996,231 15,291,756 $ 10,491,922 $ —
$ 20,968,321 $ (37,301,354)
$ 1,419,341,049
$ 18,896,944 $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 1,418,031,740 $ — $ — $ 1,418,031,740
Short-Term Securities
Money Market Funds ...................................... 1,309,309 — — 1,309,309
$ 1,419,341,049 $ — $ — $ 1,419,341,049

iShares
®
Morningstar Multi-Asset Income ETF
Schedule of Investments
(unaudited)
January 31, 2023
(Percentages shown are based on Net Assets)
19
Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  10 .1%
iShares Preferred and Income Securities ETF ...... 456,945 $ 15,353,352
a
Domestic Real Estate  —  10 .1%
iShares Mortgage Real Estate ETF
(b)
............ 582,197 15,300,137
a
International Equity  —  20 .9%
iShares Emerging Markets Dividend ETF ......... 604,302 15,766,239
iShares International Select Dividend ETF ........ 549,717 16,007,759
31,773,998
a
International Fixed Income  —  19 .9%
iShares J.P. Morgan EM Local Currency Bond ETF .. 213,015 7,655,759
iShares J.P. Morgan USD Emerging Markets Bond ETF 257,227 22,612,826
30,268,585
a
Non-Investment Grade Bonds  —  38 .9%
iShares 1-5 Year Investment Grade Corporate Bond
ETF ................................ 437,178 22,147,437
iShares Floating Rate Bond ETF .............. 143,984 7,294,229
Security Shares Value
a
Non-Investment Grade Bonds — 38.9% (continued)
iShares iBoxx $ High Yield Corporate Bond ETF
(b)
... 387,614 $ 29,586,577
59,028,243
a
Total Long-Term Investments — 99.9%
(Cost: $ 166,880,468 ) ................................ 151,724,315
a
Short-Term Securities
Money Market Funds  —  22 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.56%
(a) (c) (d)
...................... 33,367,597 33,387,618
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.18%
(a) (c)
............................ 185,092 185,092
a
Total Short-Term Securities — 22.1%
(Cost: $ 33,561,799 ) ................................. 33,572,710
Total Investments — 122.0%
(Cost: $ 200,442,267 ) ................................ 185,297,025
Liabilities in Excess of Other Assets — ( 22 .0 ) % .............. (33,377,682)
Net Assets — 100.0% ................................. $ 151,919,343
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/23
  Shares Held
at 01/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 39,860,940 $ — $ (6,519,643)
(a)
$ 41,881 $ 4,440 $ 33,387,618 33,367,597 $ 253,895
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 218,181 — (33,089)
(a)
— — 185,092 185,092 5,474 —
iShares 10-20 Year
Treasury Bond
ETF
(c)
........ 7,230,837 139,144 (7,021,936) (1,990,529) 1,642,484 — — 13,250 —
iShares 1-5 Year
Investment Grade
Corporate Bond
ETF ......... — 28,139,846 (6,046,026) (55,742) 109,359 22,147,437 437,178 238,140 3,459
iShares 20+ Year
Treasury Bond
ETF
(c)
........ 1,761,215 33,794 (1,711,500) (720,818) 637,309 — — 3,195 —
iShares 5-10 Year
Investment Grade
Corporate Bond
ETF
(c)
........ — 8,714,994 (8,546,670) (168,324) — — — 62,628 —
iShares Emerging
Markets Dividend
ETF ......... 15,178,051 4,696,939 (4,130,925) (233,345) 255,519 15,766,239 604,302 957,128 —
iShares Floating Rate
Bond ETF ..... — 8,097,456 (840,731) 1,796 35,708 7,294,229 143,984 57,997 —

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
Morningstar Multi-Asset Income ETF
20
2023
iShares Semi-Annual Report to Shareholders
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliates (continued)
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/23
  Shares Held
at 01/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares iBoxx $ High
Yield Corporate
Bond ETF ..... $ 36,322,148 $ 4,493,234 $ (10,183,921) $ (697,389) $ (347,495) $ 29,586,577 387,614 $ 854,631 $ —
iShares International
Select Dividend
ETF ......... 15,872,729 3,798,416 (4,327,418) (195,829) 859,861 16,007,759 549,717 587,591 —
iShares J.P. Morgan
EM Local Currency
Bond ETF ..... 8,665,321 1,139,683 (2,520,024) (306,133) 676,912 7,655,759 213,015 66,055 —
iShares J.P. Morgan
USD Emerging
Markets Bond ETF 26,245,540 3,378,731 (6,748,160) (261,402) (1,883) 22,612,826 257,227 581,442 —
iShares MBS ETF
(c)
27,259,009 526,115 (26,773,528) (2,705,328) 1,693,732 — — 49,960 —
iShares Mortgage
Real Estate ETF . 4,149,829 14,519,202 (2,581,787) (217,244) (569,863) 15,300,137 582,197 831,633 —
iShares Preferred and
Income Securities
ETF ......... 28,075,697 2,758,742 (13,974,476) (1,853,235) 346,624 15,353,352 456,945 679,430 —
iShares U.S. Real
Estate ETF
(c)
... 5,093,413 101,930 (4,898,800) (229,475) (67,068) — — — —
$ (9,591,116) $ 5,275,639
$ 185,297,025
$ 5,242,449 $ 3,459
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 151,724,315 $ — $ — $ 151,724,315
Short-Term Securities
Money Market Funds ...................................... 33,572,710 — — 33,572,710
$ 185,297,025 $ — $ — $ 185,297,025

21
Financial Statements
Statements of Assets and Liabilities
(unaudited)
January 31, 2023
See notes to financial statements.
iShares
Core Aggressive
Allocation ETF
iShares
Core Conservative
Allocation ETF
iShares
Core Growth
Allocation ETF
iShares
Core Moderate
Allocation ETF
ASSETS
Investments, at value — affiliated
(a) (b)
....................................... $ 1,620,569,708  $ 727,668,848  $ 2,199,269,315  $ 1,419,341,049
Cash ............................................................ —  —  79  390
Cash pledged:
Futures contracts .................................................. 71,000  —  —  —
Receivables:
Securities lending income — affiliated .................................... 9,742  —  21,301  24,316
Dividends — affiliated ............................................... 5,748  2,785  8,058  5,018
Interest — unaffiliated ............................................... 29  1  2  1
Variation margin on futures contracts ..................................... 17,250  —  —  —
Total assets .......................................................
1,620,673,477  727,671,634  2,199,298,755  1,419,370,774
LIABILITIES
Collateral on securities loaned ........................................... 106,033,884  297,600  104,000,000  —
Payables:
Capital shares redeemed ............................................. 34,031  33,097  77,213  66,093
Investment advisory fees ............................................. 145,308  68,683  210,012  127,429
Total liabilities ......................................................
106,213,223  399,380  104,287,225  193,522
NET ASSETS ......................................................
$ 1,514,460,254  $ 727,272,254  $ 2,095,011,530  $ 1,419,177,252
NET ASSETS CONSIST OF:
Paid-in capital ...................................................... $ 1,385,548,850  $ 818,865,747  $ 2,081,955,136  $ 1,500,051,105
Accumulated earnings (loss) ............................................ 128,911,404  (91,593,493) 13,056,394  (80,873,853)
NET ASSETS ......................................................
$ 1,514,460,254  $ 727,272,254  $ 2,095,011,530  $ 1,419,177,252
NET ASSET VALUE
Shares outstanding .................................................. 23,750,000  20,700,000  41,800,000  35,550,000
Net asset value ..................................................... $ 63.77  $ 35.13  $ 50.12  $ 39.92
Shares authorized ................................................... Unlimited Unlimited Unlimited Unlimited
Par value ......................................................... None None None None
(a)
Securities loaned, at value ........................................... $ 103,778,184  $ 292,656  $ 101,740,000  $ —
(b)
Investments, at cost — affiliated ........................................ $ 1,568,315,422  $ 812,269,027  $ 2,280,320,082  $ 1,514,248,233

22
2023
iShares Semi-Annual Report to Shareholders
Statements of Assets and Liabilities
(unaudited) (continued)
January 31, 2023
See notes to financial statements.
iShares
Morningstar Multi-
Asset Income ETF
ASSETS
Investments, at value — affiliated
(a) (b)
...................................................................................... $ 185,297,025
Receivables:
Securities lending income — affiliated ................................................................................... 24,299
Dividends — affiliated .............................................................................................. 684
Interest — unaffiliated .............................................................................................. 1
Total assets ......................................................................................................
185,322,009
LIABILITIES
Bank overdraft ..................................................................................................... 506
Collateral on securities loaned .......................................................................................... 33,373,125
Payables:
Investment advisory fees ............................................................................................ 29,035
Total liabilities .....................................................................................................
33,402,666
NET ASSETS .....................................................................................................
$ 151,919,343
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................................... $ 219,069,448
Accumulated loss .................................................................................................. (67,150,105)
NET ASSETS .....................................................................................................
$ 151,919,343
NET ASSET VALUE
Shares outstanding ................................................................................................. 7,550,000
Net asset value .................................................................................................... $ 20.12
Shares authorized .................................................................................................. Unlimited
Par value ........................................................................................................ None
(a)
Securities loaned, at value .......................................................................................... $ 32,929,743
(b)
Investments, at cost — affiliated ....................................................................................... $ 200,442,267

23
Financial Statements
Statements of Operations
(unaudited)
Six Months Ended January 31, 2023
See notes to financial statements.
iShares
Core Aggressive
Allocation ETF
iShares
Core Conservative
Allocation ETF
iShares
Core Growth
Allocation ETF
iShares
Core Moderate
Allocation ETF
INVESTMENT INCOME
Dividends — affiliated .............................................. $ 15,743,352  $ 11,116,260  $ 25,550,197  $ 18,867,040
Interest — unaffiliated .............................................. 2,377  151  122  180
Securities lending income — affiliated — net ............................... 18,745  354  34,165  29,904
Total investment income ..............................................
15,764,474  11,116,765  25,584,484  18,897,124
EXPENSES
Investment advisory ............................................... 1,131,000  634,637  1,600,202  1,116,848
Total expenses .................................................... 1,131,000  634,637  1,600,202  1,116,848
Less: (338,608) (233,726) (523,501) (396,009)
Investment advisory fees waived ....................................... (338,608) (233,726) (523,501) (396,009)
Total expenses after fees waived ........................................
792,392  400,911  1,076,701  720,839
Net investment income ...............................................
14,972,082  10,715,854  24,507,783  18,176,285
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated ........................................... (8,056,914) (3,530,432) (12,513,634) (7,444,753)
Capital gain distributions from underlying funds — affiliated ................... 4  —  1  —
Futures contracts ............................................... (363,229) —  —  —
In-kind redemptions — affiliated
(a)
.................................... 94,182,559  341,375  116,632,560  28,413,074
85,762,420  (3,189,057) 104,118,927  20,968,321
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ........................................... (53,839,012) (12,315,327) (65,911,430) (37,301,354)
Futures contracts ............................................... (93,199) —  —  —
(53,932,211) (12,315,327) (65,911,430) (37,301,354)
Net realized and unrealized gain (loss) ....................................
31,830,209  (15,504,384) 38,207,497  (16,333,033)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....
$ 46,802,291  $ (4,788,530) $ 62,715,280  $ 1,843,252
(a)
See Note 2 of the Notes to Financial Statements.

24
2023
iShares Semi-Annual Report to Shareholders
Statements of Operations
(unaudited) (continued)
Six Months Ended January 31, 2023
See notes to financial statements.
iShares
Morningstar Multi-
Asset Income ETF
INVESTMENT INCOME
Dividends — affiliated .............................................................................................. $ 4,988,554
Interest — unaffiliated .............................................................................................. 2,470
Securities lending income — affiliated — net ............................................................................... 253,895
Total investment income ..............................................................................................
5,244,919
EXPENSES
Investment advisory ............................................................................................... 196,388
Total expenses .................................................................................................... 196,388
Less: (18,551)
Investment advisory fees waived ....................................................................................... (18,551)
Total expenses after fees waived ........................................................................................
177,837
Net investment income ...............................................................................................
5,067,082
—
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated ........................................................................................... (8,239,021)
Capital gain distributions from underlying funds — affiliated ................................................................... 3,459
In-kind redemptions — affiliated
(a)
.................................................................................... (1,352,095)
(9,587,657)
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ........................................................................................... 5,275,639
5,275,639
Net realized and unrealized loss .........................................................................................
(4,312,018)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................................
$ 755,064
(a)
See Note 2 of the Notes to Financial Statements.

25
Statements of Changes in Net Assets
Statements of Changes in Net Assets
See notes to financial statements.
iShares
Core Aggressive Allocation ETF
iShares
Core Conservative Allocation ETF
Six Months
Ended
01/31/23
(unaudited)
Year Ended
07/31/22
Six Months
Ended
01/31/23
(unaudited)
Year Ended
07/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 14,972,082  $ 32,153,145  $ 10,715,854  $ 17,858,116
Net realized gain (loss) ......................................... 85,762,420  39,937,636  (3,189,057) 31,937,455
Net change in unrealized appreciation (depreciation) ..................... (53,932,211) (225,558,305) (12,315,327) (145,677,421)
Net increase (decrease) in net assets resulting from operations ................
46,802,291  (153,467,524) (4,788,530) (95,881,850)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(15,090,200) (32,266,259) (10,783,445) (17,925,123)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(11,152,022) 214,927,706  (34,607,537) (53,997,076)
NET ASSETS
Total increase (decrease) in net assets ................................ 20,560,069  29,193,923  (50,179,512) (167,804,049)
Beginning of period .............................................
1,493,900,185  1,464,706,262  777,451,766  945,255,815
End of period .................................................
$ 1,514,460,254  $ 1,493,900,185  $ 727,272,254  $ 777,451,766
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

26
2023
iShares Semi-Annual Report to Shareholders
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
Core Growth Allocation ETF
iShares
Core Moderate Allocation ETF
Six Months
Ended
01/31/23
(unaudited)
Year Ended
07/31/22
Six Months
Ended
01/31/23
(unaudited)
Year Ended
07/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 24,507,783  $ 39,899,259  $ 18,176,285  $ 32,122,119
Net realized gain ............................................. 104,118,927  86,344,009  20,968,321  38,493,499
Net change in unrealized appreciation (depreciation) ..................... (65,911,430) (314,246,107) (37,301,354) (239,058,787)
Net increase (decrease) in net assets resulting from operations ................
62,715,280  (188,002,839) 1,843,252  (168,443,169)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(24,596,995) (40,047,030) (18,217,051) (32,237,867)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
73,455,534  366,489,181  (129,532,680) 57,844,441
NET ASSETS
Total increase (decrease) in net assets ................................ 111,573,819  138,439,312  (145,906,479) (142,836,595)
Beginning of period .............................................
1,983,437,711  1,844,998,399  1,565,083,731  1,707,920,326
End of period .................................................
$ 2,095,011,530  $ 1,983,437,711  $ 1,419,177,252  $ 1,565,083,731
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

27
Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
Morningstar Multi-Asset Income ETF
Six Months
Ended
01/31/23
(unaudited)
Year Ended
07/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................................ $ 5,067,082  $ 7,232,827
Net realized loss ................................................................................ (9,587,657) (16,201,654)
Net change in unrealized appreciation (depreciation) ........................................................ 5,275,639  (18,460,349)
Net increase (decrease) in net assets resulting from operations ...................................................
755,064  (27,429,176)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................................................
(5,057,467) (7,447,378)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions .................................................
(19,818,810) (32,274,013)
NET ASSETS
Total decrease in net assets .......................................................................... (24,121,213) (67,150,567)
Beginning of period ................................................................................
176,040,556  243,191,123
End of period ....................................................................................
$ 151,919,343  $ 176,040,556
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

28
2023
iShares Semi-Annual Report to Shareholders
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Core Aggressive Allocation ETF
Six Months
Ended
01/31/23
(unaudited)
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Year Ended
07/31/18
Net asset value, beginning of period .......
$ 63.03  $ 70.93  $ 56.77  $ 54.53  $ 54.21  $ 52.49
Net investment income
(a)
............... 0 .60  1 .43  1 .05  1 .24  1 .29  1 .06
Net realized and unrealized gain (loss)
(b)
.....
0 .71  ( 7 .93 ) 14.19  2 .24  0 .28  3 .51
Net increase (decrease) from investment
operations .........................
1 .31  ( 6 .50 ) 15.24  3 .48  1 .57  4 .57
Distributions
(c)
– – – – – –
From net investment income ............ ( 0 .57 ) ( 1 .40 ) ( 1 .08 ) ( 1 .24 ) ( 1 .25 ) ( 1 .05 )
From net realized gains ................ —  —  —  —  —  ( 1 .80 )
Total distributions .....................
( 0 .57 ) ( 1 .40 ) ( 1 .08 ) ( 1 .24 ) ( 1 .25 ) ( 2 .85 )
Net asset value, end of period ............
$ 63.77  $ 63.03  $ 70.93  $ 56.77  $ 54.53  $ 54.21
Total Return
(d)
– – – – – –
Based on net asset value ................
2 .15%
(e)
( 9 .24 ) % 27.01% 6 .49% 2 .99% 8 .84%
Ratios to Average Net Assets
(f)
– – – – – –
Total expenses .......................
0 .15%
(g)
0 .17% 0 .25% 0 .25% 0 .25% 0 .25%
Total expenses after fees waived ...........
0 .11%
(g)
0 .12% 0 .20% 0 .19% 0 .19% 0 .18%
Net investment income ..................
1 .99%
(g)
2 .11% 1 .62% 2 .27% 2 .44% 1 .97%
Supplemental Data
Net assets, end of period (000) ............
$ 1,514,460  $ 1,493,900  $ 1,464,706  $ 1,016,165  $ 948,896  $ 897,242
Portfolio turnover rate
(h)
..................
3% 2% 6% 4% 4% 40%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.

29
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Core Conservative Allocation ETF
Six Months
Ended
01/31/23
(unaudited)
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Year Ended
07/31/18
Net asset value, beginning of period ......
$ 35.74  $ 40.05  $ 37.15  $ 35.27  $ 34.18  $ 34.19
Net investment income
(a)
.............. 0 .43  0 .68  0 .61  0 .88  0 .98  0 .70
Net realized and unrealized gain (loss)
(b)
....
( 0 .61 ) ( 4 .32 ) 2 .96  1 .89  1 .08  0 .33
Net increase (decrease) from investment
operations ........................
( 0 .18 ) ( 3 .64 ) 3 .57  2 .77  2 .06  1 .03
Distributions
(c)
– – – – – –
From net investment income ........... ( 0 .43 ) ( 0 .67 ) ( 0 .67 ) ( 0 .89 ) ( 0 .97 ) ( 0 .72 )
From net realized gains ............... —  —  —  —  —  ( 0 .32 )
Total distributions ....................
( 0 .43 ) ( 0 .67 ) ( 0 .67 ) ( 0 .89 ) ( 0 .97 ) ( 1 .04 )
Net asset value, end of period ...........
$ 35.13  $ 35.74  $ 40.05  $ 37.15  $ 35.27  $ 34.18
Total Return
(d)
– – – – – –
Based on net asset value ...............
( 0 .45 ) %
(e)
( 9 .16 ) % 9 .70% 7 .98% 6 .17% 3 .05%
Ratios to Average Net Assets
(f)
– – – – – –
Total expenses ......................
0 .15%
(g)
0 .17% 0 .25% 0 .25% 0 .25% 0 .25%
Total expenses after fees waived ..........
0 .09%
(g)
0 .11% 0 .19% 0 .19% 0 .19% 0 .18%
Net investment income .................
2 .53%
(g)
1 .79% 1 .58% 2 .46% 2 .87% 2 .04%
Supplemental Data
Net assets, end of period (000) ...........
$ 727,272  $ 777,452  $ 945,256  $ 698,418  $ 529,064  $ 471,721
Portfolio turnover rate
(h)
.................
2% 2% 5% 5% 3% 41%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.

30
2023
iShares Semi-Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Core Growth Allocation ETF
Six Months
Ended
01/31/23
(unaudited)
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Year Ended
07/31/18
Net asset value, beginning of period .......
$ 50.09  $ 56.25  $ 47.70  $ 45.57  $ 44.84  $ 44.08
Net investment income
(a)
............... 0 .55  1 .08  0 .84  1 .09  1 .16  0 .88
Net realized and unrealized gain (loss)
(b)
.....
( 0 .02 ) ( 6 .19 ) 8 .60  2 .13  0 .69  1 .96
Net increase (decrease) from investment
operations .........................
0 .53  ( 5 .11 ) 9 .44  3 .22  1 .85  2 .84
Distributions
(c)
– – – – – –
From net investment income ............ ( 0 .50 ) ( 1 .05 ) ( 0 .89 ) ( 1 .09 ) ( 1 .12 ) ( 0 .90 )
From net realized gains ................ —  —  —  —  —  ( 1 .18 )
Total distributions .....................
( 0 .50 ) ( 1 .05 ) ( 0 .89 ) ( 1 .09 ) ( 1 .12 ) ( 2 .08 )
Net asset value, end of period ............
$ 50.12  $ 50.09  $ 56.25  $ 47.70  $ 45.57  $ 44.84
Total Return
(d)
– – – – – –
Based on net asset value ................
1 .13%
(e)
( 9 .18 ) % 19.92% 7 .20% 4 .24% 6 .53%
Ratios to Average Net Assets
(f)
– – – – – –
Total expenses .......................
0 .15%
(g)
0 .17% 0 .25% 0 .25% 0 .25% 0 .25%
Total expenses after fees waived ...........
0 .10%
(g)
0 .12% 0 .20% 0 .19% 0 .19% 0 .18%
Net investment income ..................
2 .30%
(g)
2 .01% 1 .59% 2 .37% 2 .63% 1 .96%
Supplemental Data
Net assets, end of period (000) ............
$ 2,095,012  $ 1,983,438  $ 1,844,998  $ 1,414,304  $ 1,310,259  $ 1,118,727
Portfolio turnover rate
(h)
..................
3% 2% 7% 4% 4% 44%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.

31
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Core Moderate Allocation ETF
Six Months
Ended
01/31/23
(unaudited)
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Year Ended
07/31/18
Net asset value, beginning of period .......
$ 40.39  $ 45.30  $ 40.76  $ 38.77  $ 37.73  $ 37.48
Net investment income
(a)
............... 0 .47  0 .80  0 .68  0 .96  1 .05  0 .77
Net realized and unrealized gain (loss)
(b)
.....
( 0 .47 ) ( 4 .91 ) 4 .59  1 .99  0 .99  0 .80
Net increase (decrease) from investment
operations .........................
0 .00
(c)
( 4 .11 ) 5 .27  2 .95  2 .04  1 .57
Distributions
(d)
– – – – – –
From net investment income ............ ( 0 .47 ) ( 0 .80 ) ( 0 .73 ) ( 0 .96 ) ( 1 .00 ) ( 0 .77 )
From net realized gains ................ —  —  —  —  —  ( 0 .55 )
Total distributions .....................
( 0 .47 ) ( 0 .80 ) ( 0 .73 ) ( 0 .96 ) ( 1 .00 ) ( 1 .32 )
Net asset value, end of period ............
$ 39.92  $ 40.39  $ 45.30  $ 40.76  $ 38.77  $ 37.73
Total Return
(e)
– – – – – –
Based on net asset value ................
0 .07%
(f)
( 9 .15 ) % 13.03% 7 .75% 5 .52% 4 .24%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses .......................
0 .15%
(h)
0 .17% 0 .25% 0 .25% 0 .25% 0 .25%
Total expenses after fees waived ...........
0 .10%
(h)
0 .12% 0 .19% 0 .19% 0 .19% 0 .18%
Net investment income ..................
2 .44%
(h)
1 .86% 1 .57% 2 .44% 2 .80% 2 .03%
Supplemental Data
Net assets, end of period (000) ............
$ 1,419,177  $ 1,565,084  $ 1,707,920  $ 1,239,057  $ 1,106,956  $ 909,234
Portfolio turnover rate
(i)
..................
2% 2% 7% 6% 4% 40%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Amount is less than $0.005 per share.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.

32
2023
iShares Semi-Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Morningstar Multi-Asset Income ETF
Six Months
Ended
01/31/23
(unaudited)
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Year Ended
07/31/18
Net asset value, beginning of period ......
$ 20.47  $ 24.32  $ 22.91  $ 24.96  $ 24.87  $ 25.63
Net investment income
(a)
.............. 0 .63  0 .78  0 .74  1 .23  1 .25  1 .17
Net realized and unrealized gain (loss)
(b)
....
( 0 .35 ) ( 3 .82 ) 1 .54  ( 2 .02 ) 0 .16  ( 0 .71 )
Net increase (decrease) from investment
operations ........................
0 .28  ( 3 .04 ) 2 .28  ( 0 .79 ) 1 .41  0 .46
Distributions
(c)
– – – – – –
From net investment income ........... ( 0 .63 ) ( 0 .81 ) ( 0 .87 ) ( 1 .21 ) ( 1 .31 ) ( 1 .22 )
Return of capital ....................
—  —  —  ( 0 .05 ) ( 0 .01 ) —
Total distributions ....................
( 0 .63 ) ( 0 .81 ) ( 0 .87 ) ( 1 .26 ) ( 1 .32 ) ( 1 .22 )
Net asset value, end of period ...........
$ 20.12  $ 20.47  $ 24.32  $ 22.91  $ 24.96  $ 24.87
Total Return
(d)
– – – – – –
Based on net asset value ...............
1 .56%
(e)
(12.75) % 10.15% ( 3 .10 ) % 5 .92% 1 .85%
Ratios to Average Net Assets
(f)
– – – – – –
Total expenses ......................
0 .25%
(g)
0 .25% 0 .25% 0 .25% 0 .25% 0 .25%
Total expenses after fees waived ..........
0 .23%
(g)
0 .25% 0 .24% 0 .22% 0 .23% 0 .24%
Net investment income .................
6 .46%
(g)
3 .44% 3 .16% 5 .15% 5 .14% 4 .65%
Supplemental Data
Net assets, end of period (000) ...........
$ 151,919  $ 176,041  $ 243,191  $ 279,450  $ 341,893  $ 324,618
Portfolio turnover rate
(h)
.................
40% 73% 94% 66% 50% 64%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.

Notes to Financial Statements
(unaudited)
33
Notes to Financial Statements
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
Each Fund is a fund of funds and seeks to achieve its investment objective by investing primarily in other iShares funds (each, an “underlying fund” and collectively, the
“underlying funds”). The financial statements, including the accounting policies, and schedules of investments for the underlying funds are available on iShares.com and should be read in conjunction with the Funds’ financial statements.
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income is recognized daily on an accrual basis.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from
U.S. GAAP.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
iShares ETF
Diversification
Classification
Core Aggressive Allocation .............................................................................................. Diversified
Core Conservative Allocation ............................................................................................. Diversified
Core Growth Allocation ................................................................................................. Diversified
Core Moderate Allocation ............................................................................................... Diversified
Morningstar Multi-Asset Income ........................................................................................... Diversified

Notes to Financial Statements
(unaudited) (continued)
34
2023
iShares Semi-Annual Report to Shareholders
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Financial Statements
(unaudited) ( continued)
35
Notes to Financial Statements
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
Core Aggressive Allocation
HSBC Bank PLC ............................................ $ 2,038,184  $ (2,034,148) $ —  $ 4,036
J.P. Morgan Securities LLC ..................................... 101,740,000  (101,740,000) —  —
$ 103,778,184  $ (103,774,148)
$ —
$ 4,036
a
Core Conservative Allocation
RBC Capital Markets LLC ...................................... 292,656  (292,656) —  —
$ 292,656  $ (292,656)
$ —
$ —
a
Core Growth Allocation
J.P. Morgan Securities LLC ..................................... 101,740,000  (101,740,000) —  —
$ 101,740,000  $ (101,740,000)
$ —
$ —
a
Morningstar Multi-Asset Income
Barclays Bank PLC ........................................... 168,192  (168,073) —  119
Barclays Capital, Inc. ......................................... 1,848,775  (1,848,775) —  —
BofA Securities, Inc. .......................................... 6,485,608  (6,485,608) —  —
National Financial Services LLC .................................. 18,672,226  (18,672,226) —  —
SG Americas Securities LLC .................................... 3,427,217  (3,427,217) —  —
UBS AG .................................................. 754,236  (752,267) —  1,969
Wells Fargo Securities LLC ..................................... 1,573,489  (1,572,375) —  1,114
$ 32,929,743  $ (32,926,541)
$ —
$ 3,202
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of January 31, 2023. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(unaudited) (continued)
36
2023
iShares Semi-Annual Report to Shareholders
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.
For each of the iShares Core Aggressive Allocation, iShares Core Conservative Allocation, iShares Core Growth Allocation and iShares Core Moderate Allocation ETFs,
BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through November 30, 2026, in an amount equal to the acquired fund fees and expenses, if any, attributable to each Fund’s investments in other iShares funds.
For the iShares Morningstar Multi-Asset Income ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30, 2026 in order to limit the Fund’s total annual operating expenses after fee waiver to 0.60% of average daily net assets.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended January 31, 2023, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
iShares ETF Investment Advisory Fees
Core Aggressive Allocation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15%
Core Conservative Allocation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15
Core Growth Allocation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15
Core Moderate Allocation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15
Morningstar Multi-Asset Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25
iShares ETF Amounts Waived
Core Aggressive Allocation .............................................................................................................................................. $ 338,608
Core Conservative Allocation ............................................................................................................................................ 233,726
Core Growth Allocation .................................................................................................................................................. 523,501
Core Moderate Allocation ............................................................................................................................................... 396,009
Morningstar Multi-Asset Income ......................................................................................................................................... 18,551

Notes to Financial Statements
(unaudited) ( continued)
37
Notes to Financial Statements
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended January 31, 2023, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended January 31, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
7. Purchases and Sales
For the six months ended January 31, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended January 31, 2023, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of July 31, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF Amounts
Core Aggressive Allocation ............................................................................................. $ 5,122
Core Conservative Allocation ............................................................................................ 6
Core Growth Allocation ................................................................................................ 8,654
Core Moderate Allocation .............................................................................................. 6,812
Morningstar Multi-Asset Income .......................................................................................... 60,732
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Core Aggressive Allocation ......................................................... $ —  $ 2,737,540  $ (573,534)
Core Conservative Allocation ........................................................ 1,704,741  —  —
Core Growth Allocation ............................................................ —  927,898  (217,460)
Core Moderate Allocation .......................................................... 1,960,835  —  —
Morningstar Multi-Asset Income ...................................................... 1,455,775  134,087  (7,564)
iShares ETF Purchases Sales
Core Aggressive Allocation ........................................................................... $ 39,649,913  $ 38,617,972
Core Conservative Allocation .......................................................................... 18,776,485  17,297,965
Core Growth Allocation .............................................................................. 59,672,967  57,986,899
Core Moderate Allocation ............................................................................ 36,985,947  35,445,523
Morningstar Multi-Asset Income ........................................................................ 63,028,063  63,041,238
iShares ETF In-kind Purchases In-kind Sales
Core Aggressive Allocation ........................................................................... $ 453,836,360  $ 465,267,631
Core Conservative Allocation .......................................................................... 624,532,399  655,922,630
Core Growth Allocation .............................................................................. 1,129,908,415  1,057,825,225
Core Moderate Allocation ............................................................................ 343,879,226  479,339,473
Morningstar Multi-Asset Income ........................................................................ 17,510,166  37,268,102
iShares ETF Amounts
Core Aggressive Allocation .............................................................................................
$ 8,713,879
Core Conservative Allocation ............................................................................................
3,661,090
Core Growth Allocation ................................................................................................
9,839,456
Core Moderate Allocation ..............................................................................................
6,755,641
Morningstar Multi-Asset Income ..........................................................................................
42,282,917

Notes to Financial Statements
(unaudited) (continued)
38
2023
iShares Semi-Annual Report to Shareholders
As of January 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Core Aggressive Allocation ....................................... $ 1,568,495,528  $ 89,751,804  $ (37,667,548) $ 52,084,256
Core Conservative Allocation ...................................... 812,344,603  141,486  (84,817,241) (84,675,755)
Core Growth Allocation .......................................... 2,280,403,180  15,439,905  (96,573,770) (81,133,865)
Core Moderate Allocation ........................................ 1,514,386,816  21,326,927  (116,372,694) (95,045,767)
Morningstar Multi-Asset Income .................................... 200,586,171  155,979  (15,445,125) (15,289,146)

Notes to Financial Statements
(unaudited) ( continued)
39
Notes to Financial Statements
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
01/31/23
Year Ended
07/31/22
iShares ETF Shares Amount Shares Amount
Core Aggressive Allocation
Shares sold ............................................... 7,600,000  $ 454,739,759  5,600,000  $ 381,107,591
Shares redeemed ........................................... (7,550,000) (465,891,781) (2,550,000) (166,179,885)
50,000  $ (11,152,022) 3,050,000  $ 214,927,706
Core Conservative Allocation
Shares sold ............................................... 18,300,000  $ 622,446,313  17,650,000  $ 656,206,590
Shares redeemed ........................................... (19,350,000) (657,053,850) (19,500,000) (710,203,666)
(1,050,000) $ (34,607,537) (1,850,000) $ (53,997,076)
Core Growth Allocation
Shares sold ............................................... 23,800,000  $ 1,130,045,483  16,550,000  $ 879,676,549
Shares redeemed ........................................... (21,600,000) (1,056,589,949) (9,750,000) (513,187,368)
2,200,000  $ 73,455,534  6,800,000  $ 366,489,181
Core Moderate Allocation
Shares sold ............................................... 8,950,000  $ 344,542,597  9,950,000  $ 435,193,583
Shares redeemed ........................................... (12,150,000) (474,075,277) (8,900,000) (377,349,142)
(3,200,000) $ (129,532,680) 1,050,000  $ 57,844,441
Morningstar Multi-Asset Income
Shares sold ............................................... 900,000  $ 17,534,053  850,000  $ 17,749,459
Shares redeemed ........................................... (1,950,000) (37,352,863) (2,250,000) (50,023,472)
(1,050,000) $ (19,818,810) (1,400,000) $ (32,274,013)

Statement Regarding Liquidity Risk Management Program
(unaudited)
40
2023
iShares Semi-Annual Report to Shareholders
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Core Aggressive Allocation ETF, iShares Core Conservative Allocation ETF, iShares Core Growth Allocation
ETF, iShares Core Moderate Allocation ETF and iShares Morningstar Multi-Asset Income ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2022 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly
Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”).  The Report covered the period from October 1, 2021 through
September 30, 2022 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, the imposition of capital controls in certain non-U.S. countries, Russian sanctions and the closure of the Russian securities market.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
a) The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the
Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.
b) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size
(“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c) Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.
d) The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/
discount or bid/ask spreads from long-term averages over the Program Reporting Period.
e) The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Supplemental Information
(unaudited)
41
Supplemental Information
Section 19(a) Notices
The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.
January 31, 2023
Total Cumulative Distributions
for the Fiscal Year-to-Date
% Breakdown of the Total Cumulative
Distributions for the Fiscal Year-to-Date
iShares ETF
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Morningstar Multi-Asset Income ......... $ 0.626357  $ —  $ —  $ 0.626357  100% — % — % 100%

General Information
42
2023
iShares Semi-Annual Report to Shareholders
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

iS-SAR-704-0123
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc. or S&P Dow Jones Indices
LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds.
BlackRock is not affiliated with the companies listed above.
©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

January 31, 2023
iShares Trust
iShares ESG MSCI USA Min Vol Factor ETF | ESMV | NASDAQ
iShares MSCI USA Min Vol Factor ETF | USMV | Cboe BZX
2023 Semi-Annual Report
(Unaudited)

Dear Shareholder,
Significant economic headwinds emerged during the 12-month reporting period ended January 31, 2023, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the second half of the year, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate.
Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.
Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large-
and small-capitalization U.S. stocks fell, although equities began to recover in the second half of the period as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and a strong U.S. dollar.
The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and higher interest rates led to rising borrowing costs for corporate issuers.
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates seven times. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. While the Fed suggested that additional rate hikes were likely, it also gave indications that the pace of increases would slow if inflation continued to subside.
Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth slowed in the last year, we believe that taming inflation requires a more substantial decline that lowers demand to a level more in line with the economy’s productive capacity. Although the Fed has decelerated the pace of interest rate hikes, it still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.
While we favor an overweight to equities in the long-term, several factors lead us to take an underweight stance on equities overall in the near term. We believe that higher input costs and a deteriorating economic backdrop are likely to challenge corporate earnings, while the market’s concerns over excessive rate hikes could remain until the Fed indicates that its tightening cycle has ended. Nevertheless, we see opportunities in credit, where valuations are attractive and higher yields provide income opportunities. We believe that global investment-grade corporates, global inflation-linked bonds, and U.S. mortgage-backed securities offer strong opportunities for a six- to twelve-month horizon.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Total Returns as of January 31, 2023
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
(0.44)% (8.22)%
U.S. small cap equities
(Russell 2000
®
Index)
3.25 (3.38)
International equities
(MSCI Europe, Australasia,
Far East Index)
9.52 (2.83)
Emerging market equities
(MSCI Emerging Markets
Index)
4.92 (12.12)
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
1.58 1.79
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(5.60) (11.62)
U.S. investment grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
(2.37) (8.36)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
0.73 (3.25)
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer Capped
Index)
1.46 (5.22)

This Page is not Part of Your Fund Report

Page

The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

iShares
®
ESG MSCI USA Min Vol Factor ETF
4
2023
iShares Semi-Annual Report to Shareholders
Fund Summary
as of January 31, 2023
Investment Objective
The iShares ESG MSCI USA Min Vol Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large and mid capitalization equities that, in aggregate, have lower volatility characteristics, reduced carbon exposure and improved environmental, social and governance (ESG) quality characteristics relative to the parent index, as represented by the MSCI USA Minimum Volatility Extended ESG Reduced Carbon Target Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
The inception date of the Fund was November 2, 2021. The first day of secondary market trading was November 4, 2021.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year Since Inception 1 Year Since Inception
Fund NAV .............................................. 1.57% (2.37) % (4.33) % (2.37) % (5.37) %
Fund Market ............................................
1.53 (2.38) (4.37) – % (2.38) (5.41)
Index ................................................. 1.63 (2.21) (4.19) (2.21) (5.18)
Actual Hypothetical 5% Return
Beginning
Account Value
(08/01/22)
Ending
Account Value
(01/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(08/01/22)
Ending
Account Value
(01/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,015.70  $ 0.91  $ 1,000.00  $ 1,024.30  $ 0.92  0.18%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Information Technology ............................ 21.8%
Health Care ................................... 19.9
Industrials ..................................... 13.5
Consumer Staples ............................... 11.2
Utilities ....................................... 7.9
Financials ..................................... 6.6
Consumer Discretionary ........................... 5.6
Communication Services ........................... 4.9
Materials ..................................... 3.3
Real Estate .................................... 2.9
Energy ....................................... 2.4
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Newmont Corp. ................................. 1.7%
Ferguson PLC .................................. 1.7
Verizon Communications, Inc. ....................... 1.6
Public Service Enterprise Group, Inc. .................. 1.6
Marsh & McLennan Companies, Inc. ................... 1.5
Eversource Energy .............................. 1.5
Merck & Co., Inc. ................................ 1.5
Microsoft Corp. ................................. 1.5
Cisco Systems, Inc. .............................. 1.5
Texas Instruments, Inc. ............................ 1.5
      aaa aa

iShares
®
MSCI USA Min Vol Factor ETF
5
Fund Summary
Fund Summary
as of January 31, 2023
Investment Objective
The iShares MSCI USA Min Vol Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities that, in the aggregate, have lower volatility characteristics relative to the broader U.S. equity market, as represented by the MSCI USA Minimum Volatility (USD) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV ................... 0.18% (2.24) % 7.99% 11.31% (2.24) % 46.84% 191.96%
Fund Market .................
0.13 (2.19) 7.98 11.30 – % (2.19) 46.78 191.74
Index ...................... 0.27 (2.07) 8.16 11.49 (2.07) 48.04 196.74
Actual Hypothetical 5% Return
Beginning
Account Value
(08/01/22)
Ending
Account Value
(01/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(08/01/22)
Ending
Account Value
(01/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,001.80  $ 0.76  $ 1,000.00  $ 1,024.45  $ 0.77  0.15%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Information Technology ............................ 21.9%
Health Care ................................... 20.1
Consumer Staples ............................... 11.3
Financials ..................................... 10.6
Industrials ..................................... 9.6
Utilities ....................................... 8.0
Communication Services ........................... 7.4
Consumer Discretionary ........................... 5.7
Materials ..................................... 3.6
Real Estate .................................... 1.3
Energy ....................................... 0.5
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Verizon Communications, Inc. ....................... 1.6%
Duke Energy Corp. .............................. 1.6
Merck & Co., Inc. ................................ 1.5
Cisco Systems, Inc. .............................. 1.5
Texas Instruments, Inc. ............................ 1.5
Gilead Sciences, Inc. ............................. 1.5
T-Mobile U.S., Inc. ............................... 1.5
Berkshire Hathaway, Inc., Class B .................... 1.5
Waste Management, Inc. ........................... 1.4
Waste Connections, Inc. ........................... 1.4
aaa aa

About Fund Performance

2023
iShares Semi-Annual Report to Shareholders
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the
NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

iShares
®
ESG MSCI USA Min Vol Factor ETF
Schedule of Investments
(unaudited)
January 31, 2023
(Percentages shown are based on Net Assets)
7
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .2%
Huntington Ingalls Industries, Inc. .............. 17 $ 3,749
L3Harris Technologies, Inc. .................. 45 9,667
13,416
a
Air Freight & Logistics  —  2 .1%
CH Robinson Worldwide, Inc. ................ 404 40,469
Expeditors International of Washington, Inc. ....... 533 57,644
United Parcel Service, Inc. , Class B ............ 120 22,227
120,340
a
Beverages  —  2 .2%
Coca-Cola Co. (The) ...................... 548 33,603
Keurig Dr Pepper, Inc. ..................... 352 12,419
PepsiCo, Inc. ........................... 474 81,063
127,085
a
Biotechnology  —  6 .2%
Amgen, Inc. ............................ 299 75,468
Gilead Sciences, Inc. ...................... 1,027 86,206
Horizon Therapeutics PLC
(a)
................. 64 7,022
Incyte Corp.
(a)
........................... 256 21,796
Regeneron Pharmaceuticals, Inc.
(a)
............. 90 68,262
Seagen, Inc.
(a)
........................... 124 17,296
Vertex Pharmaceuticals, Inc.
(a)
................ 262 84,652
360,702
a
Building Products  —  2 .4%
Carrier Global Corp. ....................... 284 12,930
Johnson Controls International PLC ............ 1,206 83,901
Lennox International, Inc. ................... 17 4,431
Trane Technologies PLC .................... 207 37,078
138,340
a
Capital Markets  —  3 .3%
Cboe Global Markets, Inc. ................... 321 39,445
CME Group, Inc. , Class A ................... 132 23,319
Intercontinental Exchange, Inc. ............... 344 36,997
MarketAxess Holdings, Inc. .................. 17 6,185
Moody's Corp. ........................... 41 13,233
S&P Global, Inc. ......................... 189 70,864
T Rowe Price Group, Inc. ................... 24 2,795
192,838
a
Chemicals  —  0 .3%
Ecolab, Inc. ............................ 77 11,922
Linde PLC ............................. 17 5,626
17,548
a
Commercial Services & Supplies  —  1 .5%
Republic Services, Inc. ..................... 58 7,240
Rollins, Inc. ............................. 89 3,240
Waste Management, Inc. .................... 506 78,293
88,773
a
Communications Equipment  —  2 .9%
Cisco Systems, Inc. ....................... 1,798 87,509
Motorola Solutions, Inc. .................... 327 84,042
171,551
a
Containers & Packaging  —  1 .2%
Amcor PLC ............................. 4,859 58,600
Ball Corp. .............................. 205 11,939
70,539
a
Security Shares Value
a
Distributors  —  0 .4%
Pool Corp. ............................. 56 $ 21,594
a
Diversified Telecommunication Services  —  2 .0%
AT&T, Inc. .............................. 1,233 25,116
Verizon Communications, Inc. ................ 2,229 92,660
117,776
a
Electric Utilities  —  3 .3%
Eversource Energy ....................... 1,079 88,834
Exelon Corp. ............................ 675 28,478
NextEra Energy, Inc. ...................... 1,033 77,093
194,405
a
Electronic Equipment, Instruments & Components  —  1 .2%
Keysight Technologies, Inc.
(a)
................. 379 67,974
a
Entertainment  —  2 .1%
Activision Blizzard, Inc. ..................... 546 41,807
Electronic Arts, Inc. ....................... 548 70,517
Take-Two Interactive Software, Inc.
(a)
............ 86 9,738
122,062
a
Equity Real Estate Investment Trusts (REITs)  —  2 .5%
American Tower Corp. ..................... 161 35,966
Equinix, Inc. ............................ 70 51,669
SBA Communications Corp. , Class A ............ 142 42,249
Welltower, Inc. ........................... 228 17,109
146,993
a
Food & Staples Retailing  —  1 .0%
Kroger Co. (The) ......................... 1,304 58,197
a
Food Products  —  4 .2%
Campbell Soup Co. ....................... 368 19,110
General Mills, Inc. ........................ 1,061 83,140
Hormel Foods Corp. ....................... 897 40,643
J M Smucker Co. (The) ..................... 78 11,918
Kellogg Co. ............................. 832 57,059
McCormick & Co., Inc. , NVS ................. 421 31,626
243,496
a
Health Care Equipment & Supplies  —  1 .4%
Abbott Laboratories ....................... 28 3,095
Baxter International, Inc. .................... 115 5,254
Becton Dickinson and Co. ................... 69 17,403
Edwards Lifesciences Corp.
(a)
................ 80 6,136
Hologic, Inc.
(a)
........................... 454 36,942
ResMed, Inc. ........................... 66 15,073
83,903
a
Health Care Providers & Services  —  3 .9%
AmerisourceBergen Corp. ................... 75 12,672
Cardinal Health, Inc. ....................... 326 25,184
Cigna Corp. ............................ 9 2,850
Elevance Health, Inc. ...................... 90 44,999
Humana, Inc. ........................... 13 6,652
Quest Diagnostics, Inc. ..................... 380 56,422
UnitedHealth Group, Inc. .................... 162 80,869
229,648
a
Hotels, Restaurants & Leisure  —  0 .3%
Domino's Pizza, Inc. ....................... 48 16,944
a
Household Products  —  3 .8%
Church & Dwight Co., Inc. ................... 98 7,924
Clorox Co. (The) ......................... 256 37,041

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
ESG MSCI USA Min Vol Factor ETF
(Percentages shown are based on Net Assets)
8
2023
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Household Products (continued)
Colgate-Palmolive Co. ..................... 1,050 $ 78,256
Kimberly-Clark Corp. ...................... 283 36,793
Procter & Gamble Co. (The) ................. 433 61,651
221,665
a
Industrial Conglomerates  —  1 .7%
3M Co. ................................ 485 55,814
Honeywell International, Inc. ................. 210 43,781
99,595
a
Insurance  —  3 .2%
Aon PLC , Class A ........................ 11 3,505
Arthur J Gallagher & Co. .................... 62 12,135
Marsh & McLennan Companies, Inc. ............ 513 89,729
Progressive Corp. (The) .................... 285 38,860
Travelers Companies, Inc. (The) ............... 166 31,726
Willis Towers Watson PLC ................... 38 9,659
185,614
a
IT Services  —  8 .0%
Accenture PLC , Class A .................... 261 72,832
Akamai Technologies, Inc.
(a)
.................. 231 20,548
Automatic Data Processing, Inc. ............... 336 75,872
Broadridge Financial Solutions, Inc. ............ 96 14,435
Cognizant Technology Solutions Corp. , Class A ..... 268 17,889
Fiserv, Inc.
(a)
............................ 109 11,628
International Business Machines Corp. .......... 362 48,772
Jack Henry & Associates, Inc. ................ 223 40,160
Mastercard, Inc. , Class A .................... 130 48,178
Paychex, Inc. ........................... 158 18,306
VeriSign, Inc.
(a)
.......................... 126 27,474
Visa, Inc. , Class A ........................ 252 58,013
Western Union Co. (The) ................... 936 13,263
467,370
a
Leisure Products  —  0 .4%
Hasbro, Inc. ............................ 428 25,325
a
Life Sciences Tools & Services  —  2 .1%
Agilent Technologies, Inc. ................... 292 44,407
Danaher Corp. .......................... 33 8,725
Waters Corp.
(a)
.......................... 41 13,472
West Pharmaceutical Services, Inc. ............ 207 54,979
121,583
a
Machinery  —  1 .2%
Otis Worldwide Corp. ...................... 143 11,759
Xylem, Inc. ............................. 543 56,477
68,236
a
Media  —  0 .2%
Comcast Corp. , Class A .................... 140 5,509
Sirius XM Holdings, Inc.
(b)
................... 680 3,937
9,446
a
Metals & Mining  —  1 .7%
Newmont Corp. .......................... 1,904 100,779
a
Mortgage Real Estate Investment Trusts (REITs)  —  0 .1%
Annaly Capital Management, Inc. .............. 290 6,806
a
Multiline Retail  —  2 .0%
Dollar General Corp. ...................... 235 54,896
Target Corp. ............................ 361 62,143
117,039
a
Security Shares Value
a
Multi-Utilities  —  3 .6%
Consolidated Edison, Inc. ................... 889 $ 84,730
Public Service Enterprise Group, Inc. ........... 1,489 92,214
Sempra Energy .......................... 199 31,906
208,850
a
Oil, Gas & Consumable Fuels  —  2 .4%
Cheniere Energy, Inc. ...................... 374 57,143
Hess Corp. ............................. 104 15,617
ONEOK, Inc. ............................ 994 68,069
140,829
a
Pharmaceuticals  —  6 .1%
Bristol-Myers Squibb Co. .................... 806 58,556
Eli Lilly & Co. ........................... 175 60,226
Johnson & Johnson ....................... 479 78,278
Merck & Co., Inc. ......................... 824 88,506
Pfizer, Inc. ............................. 148 6,536
Zoetis, Inc. , Class A ....................... 401 66,361
358,463
a
Professional Services  —  0 .3%
Booz Allen Hamilton Holding Corp. , Class A ....... 130 12,303
Leidos Holdings, Inc. ...................... 49 4,843
17,146
a
Real Estate Management & Development  —  0 .4%
CBRE Group, Inc. , Class A
(a)
................. 271 23,173
a
Road & Rail  —  0 .9%
Old Dominion Freight Line, Inc. ............... 136 45,321
U-Haul Holding Co. , Series N , NVS ............. 140 8,650
53,971
a
Semiconductors & Semiconductor Equipment  —  1 .6%
Intel Corp. ............................. 228 6,443
Texas Instruments, Inc. ..................... 490 86,833
93,276
a
Software  —  6 .6%
Adobe, Inc.
(a)
............................ 145 53,699
Autodesk, Inc.
(a)
.......................... 52 11,188
Black Knight, Inc.
(a)
........................ 485 29,386
Cadence Design Systems, Inc.
(a)
.............. 258 47,170
Gen Digital, Inc. .......................... 1,954 44,962
Intuit, Inc. .............................. 20 8,454
Microsoft Corp. .......................... 356 88,221
Oracle Corp. ............................ 439 38,834
Roper Technologies, Inc. .................... 40 17,070
Salesforce, Inc.
(a)
......................... 160 26,875
ServiceNow, Inc.
(a)
........................ 10 4,551
VMware, Inc. , Class A
(a)
.................... 98 12,002
382,412
a
Specialty Retail  —  2 .5%
Best Buy Co., Inc. ........................ 57 5,057
Home Depot, Inc. (The) .................... 239 77,477
Lowe's Companies, Inc. .................... 239 49,772
Tractor Supply Co. ........................ 64 14,591
146,897
a
Technology Hardware, Storage & Peripherals  —  1 .5%
Apple, Inc. ............................. 159 22,942
Hewlett Packard Enterprise Co. ............... 3,942 63,585
86,527
a

iShares
®
ESG MSCI USA Min Vol Factor ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2023
(Percentages shown are based on Net Assets)
9
Schedule of Investments
Security Shares Value
a
Trading Companies & Distributors  —  3 .2%
Fastenal Co. ............................ 66 $ 3,336
Ferguson PLC ........................... 679 96,649
WW Grainger, Inc. ........................ 144 84,885
184,870
a
Water Utilities  —  1 .0%
American Water Works Co., Inc. ............... 358 56,023
a
Wireless Telecommunication Services  —  0 .6%
T-Mobile U.S., Inc.
(a)
....................... 219 32,699
a
Total Long-Term Investments — 99.7%
(Cost: $ 6,016,940 ) .................................. 5,812,718
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.56%
(c) (d) (e)
...................... 4,054 $ 4,056
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.18%
(c) (d)
............................ 7,555 7,555
a
Total Short-Term Securities — 0.2%
(Cost: $ 11,608 ) .................................... 11,611
Total Investments — 99.9%
(Cost: $ 6,028,548 ) .................................. 5,824,329
Other Assets Less Liabilities — 0 .1% ..................... 3,519
Net Assets — 100.0% ................................. $ 5,827,848
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/23
  Shares Held
at 01/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 21,112 $ — $ (17,060)
(a)
$ 5 $ (1) $ 4,056 4,054 $ 230
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 4,545 3,010
(a)
— — — 7,555 7,555 1,085 —
$ 5 $ (1)
$ 11,611
$ 1,315 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
ESG MSCI USA Min Vol Factor ETF
10
2023
iShares Semi-Annual Report to Shareholders
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 5,812,718  $ —  $ —  $ 5,812,718
Short-Term Securities
Money Market Funds ...................................... 11,611  —  —  11,611
$ 5,824,329  $ —  $ —  $ 5,824,329

iShares
®
MSCI USA Min Vol Factor ETF
Schedule of Investments
(unaudited)
January 31, 2023
(Percentages shown are based on Net Assets)
11
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .3%
Lockheed Martin Corp. ..................... 124,843 $ 57,834,768
Northrop Grumman Corp. ................... 76,684 34,357,500
92,192,268
a
Air Freight & Logistics  —  1 .9%
CH Robinson Worldwide, Inc.
(a)
............... 2,022,621 202,605,945
Expeditors International of Washington, Inc.
(a)
...... 2,821,855 305,183,618
United Parcel Service, Inc. , Class B ............ 473,333 87,675,472
595,465,035
a
Banks  —  0 .7%
First Horizon Corp. ........................ 9,255,967 228,900,064
a
Beverages  —  2 .2%
Keurig Dr Pepper, Inc. ..................... 6,900,677 243,455,884
PepsiCo, Inc. ........................... 2,504,133 428,256,826
671,712,710
a
Biotechnology  —  6 .9%
AbbVie, Inc. ............................ 2,288,077 338,063,377
Amgen, Inc. ............................ 770,679 194,519,380
BioMarin Pharmaceutical, Inc.
(a) (b)
.............. 1,309,761 151,080,931
Gilead Sciences, Inc. ...................... 5,433,537 456,091,096
Horizon Therapeutics PLC
(b)
................. 2,104,814 230,940,192
Incyte Corp.
(b)
........................... 1,759,106 149,770,285
Neurocrine Biosciences, Inc.
(b)
................ 618,819 68,645,592
Regeneron Pharmaceuticals, Inc.
(b)
............. 307,711 233,389,562
Seagen, Inc.
(a) (b)
.......................... 938,122 130,849,256
Vertex Pharmaceuticals, Inc.
(b)
................ 483,481 156,212,711
2,109,562,382
a
Capital Markets  —  2 .1%
Cboe Global Markets, Inc. ................... 1,829,469 224,805,151
CME Group, Inc. , Class A ................... 765,843 135,293,824
Intercontinental Exchange, Inc. ............... 1,685,670 181,293,809
MarketAxess Holdings, Inc.
(a)
................. 120,805 43,954,899
Tradeweb Markets, Inc. , Class A ............... 960,539 71,598,577
656,946,260
a
Chemicals  —  1 .7%
Air Products and Chemicals, Inc. .............. 344,780 110,505,438
CF Industries Holdings, Inc. .................. 1,572,795 133,215,737
Corteva, Inc. ............................ 2,361,625 152,206,731
Linde PLC ............................. 78,785 26,073,108
Sherwin-Williams Co. (The) .................. 359,685 85,097,874
507,098,888
a
Commercial Services & Supplies  —  4 .5%
Republic Services, Inc. ..................... 3,393,468 423,572,676
Rollins, Inc. ............................. 2,692,686 98,013,770
Waste Connections, Inc.
(a)
................... 3,240,749 430,695,542
Waste Management, Inc.
(a)
.................. 2,818,918 436,171,182
1,388,453,170
a
Communications Equipment  —  2 .9%
Cisco Systems, Inc. ....................... 9,507,272 462,718,928
Juniper Networks, Inc. ..................... 1,178,167 38,054,794
Motorola Solutions, Inc. .................... 1,478,403 379,964,355
880,738,077
a
Containers & Packaging  —  0 .7%
Amcor PLC ............................. 12,635,472 152,383,792
International Paper Co. ..................... 770,378 32,217,208
Security Shares Value
a
Containers & Packaging (continued)
Packaging Corp. of America ................. 307,151 $ 43,830,448
228,431,448
a
Diversified Financial Services  —  1 .5%
Berkshire Hathaway, Inc. , Class B
(b)
............ 1,450,275 451,789,668
a
Diversified Telecommunication Services  —  2 .2%
AT&T, Inc. .............................. 7,928,064 161,494,664
Liberty Global PLC , Class C , NVS
(a) (b)
........... 754,776 16,869,244
Verizon Communications, Inc. ................ 11,786,060 489,946,514
668,310,422
a
Electric Utilities  —  4 .9%
Alliant Energy Corp. ....................... 582,500 31,472,475
American Electric Power Co., Inc. .............. 1,478,193 138,891,014
Duke Energy Corp. ....................... 4,694,209 480,921,712
Evergy, Inc. ............................. 335,620 21,026,593
Eversource Energy ....................... 876,964 72,200,446
NextEra Energy, Inc. ...................... 1,722,214 128,528,831
Southern Co. (The) ....................... 4,782,828 323,701,799
Xcel Energy, Inc. ......................... 4,358,729 299,749,794
1,496,492,664
a
Electronic Equipment, Instruments & Components  —  2 .1%
Amphenol Corp. , Class A ................... 3,104,674 247,659,845
Arrow Electronics, Inc.
(a) (b)
................... 679,176 79,796,388
Keysight Technologies, Inc.
(b)
................. 1,811,247 324,847,150
652,303,383
a
Entertainment  —  1 .9%
Activision Blizzard, Inc. ..................... 4,132,001 316,387,316
Electronic Arts, Inc. ....................... 1,961,157 252,361,683
568,748,999
a
Equity Real Estate Investment Trusts (REITs)  —  1 .3%
Extra Space Storage, Inc. ................... 269,849 42,590,268
Public Storage ........................... 1,136,237 345,802,368
388,392,636
a
Food & Staples Retailing  —  2 .1%
Kroger Co. (The) ......................... 6,125,951 273,401,193
Walmart, Inc. ............................ 2,506,339 360,586,992
633,988,185
a
Food Products  —  4 .9%
Campbell Soup Co. ....................... 1,135,231 58,952,546
General Mills, Inc. ........................ 3,831,564 300,241,355
Hershey Co. (The) ........................ 1,612,520 362,171,992
Hormel Foods Corp. ....................... 4,578,378 207,446,307
J M Smucker Co. (The) ..................... 626,185 95,681,068
Kellogg Co. ............................. 4,319,037 296,199,558
Mondelez International, Inc. , Class A ............ 2,528,089 165,438,144
1,486,130,970
a
Health Care Equipment & Supplies  —  1 .7%
Abbott Laboratories ....................... 1,091,716 120,689,204
Baxter International, Inc. .................... 750,326 34,282,395
Becton Dickinson and Co. ................... 930,257 234,629,420
Hologic, Inc.
(b)
........................... 926,742 75,408,997
Medtronic PLC .......................... 573,988 48,037,056
513,047,072
a
Health Care Providers & Services  —  3 .6%
AmerisourceBergen Corp. ................... 335,752 56,728,658
CVS Health Corp. ........................ 162,072 14,297,992
Elevance Health, Inc. ...................... 181,142 90,569,189
Humana, Inc. ........................... 201,132 102,919,244

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
MSCI USA Min Vol Factor ETF
(Percentages shown are based on Net Assets)
12
2023
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Health Care Providers & Services (continued)
Laboratory Corp. of America Holdings ........... 377,878 $ 95,270,601
McKesson Corp. ......................... 339,796 128,673,949
Molina Healthcare, Inc.
(b)
.................... 234,338 73,073,618
Quest Diagnostics, Inc. ..................... 684,166 101,584,968
UnitedHealth Group, Inc. .................... 857,262 427,936,618
1,091,054,837
a
Hotels, Restaurants & Leisure  —  1 .7%
Domino's Pizza, Inc. ....................... 351,327 124,018,431
McDonald's Corp. ........................ 1,536,160 410,769,184
534,787,615
a
Household Durables  —  0 .2%
Garmin Ltd. ............................. 717,373 70,933,842
a
Household Products  —  2 .2%
Church & Dwight Co., Inc. ................... 1,310,607 105,975,682
Colgate-Palmolive Co. ..................... 1,338,688 99,772,416
Kimberly-Clark Corp. ...................... 661,493 86,000,705
Procter & Gamble Co. (The) ................. 2,632,497 374,814,923
666,563,726
a
Industrial Conglomerates  —  0 .5%
3M Co. ................................ 562,196 64,697,516
Honeywell International, Inc. ................. 394,603 82,266,833
146,964,349
a
Insurance  —  6 .2%
American Financial Group, Inc. ............... 934,218 133,210,145
Aon PLC , Class A ........................ 512,291 163,256,896
Arthur J Gallagher & Co. .................... 1,586,585 310,526,416
Assurant, Inc. ........................... 839,456 111,303,471
Chubb Ltd. ............................. 170,180 38,714,248
Erie Indemnity Co. , Class A , NVS .............. 390,771 95,484,894
Hartford Financial Services Group, Inc. (The) ...... 380,267 29,512,522
Marsh & McLennan Companies, Inc. ............ 1,839,944 321,824,605
Progressive Corp. (The) .................... 2,541,334 346,510,891
Travelers Companies, Inc. (The) ............... 1,247,622 238,445,517
Willis Towers Watson PLC ................... 448,271 113,946,005
1,902,735,610
a
Interactive Media & Services  —  1 .0%
Alphabet, Inc. , Class C , NVS
(b)
................ 3,022,571 301,864,166
a
Internet & Direct Marketing Retail  —  0 .0%
eBay, Inc. .............................. 334,798 16,572,501
a
IT Services  —  9 .6%
Accenture PLC , Class A .................... 1,331,457 371,543,076
Akamai Technologies, Inc.
(a) (b)
................. 1,656,569 147,351,813
Automatic Data Processing, Inc. ............... 967,006 218,359,625
Broadridge Financial Solutions, Inc. ............ 1,507,330 226,642,139
Cognizant Technology Solutions Corp. , Class A ..... 1,799,820 120,137,985
Fiserv, Inc.
(a) (b)
........................... 1,277,759 136,311,330
Gartner, Inc.
(b)
........................... 151,556 51,247,146
International Business Machines Corp. .......... 2,238,429 301,583,539
Jack Henry & Associates, Inc. ................ 1,257,494 226,462,094
Mastercard, Inc. , Class A .................... 553,515 205,132,659
Paychex, Inc. ........................... 3,584,110 415,254,985
VeriSign, Inc.
(a) (b)
......................... 781,910 170,495,475
Visa, Inc. , Class A
(a)
....................... 1,050,472 241,829,159
Western Union Co. (The) ................... 6,240,040 88,421,367
2,920,772,392
a
Security Shares Value
a
Life Sciences Tools & Services  —  1 .4%
Danaher Corp. .......................... 1,239,534 $ 327,707,999
Thermo Fisher Scientific, Inc. ................. 145,029 82,714,389
West Pharmaceutical Services, Inc. ............ 127,816 33,947,930
444,370,318
a
Machinery  —  0 .2%
Illinois Tool Works, Inc. ..................... 148,491 35,049,816
Otis Worldwide Corp. ...................... 242,017 19,901,058
54,950,874
a
Media  —  0 .9%
Charter Communications, Inc. , Class A
(a) (b)
........ 91,256 35,070,593
Comcast Corp. , Class A .................... 3,376,590 132,868,817
Fox Corp. , Class B ........................ 570,612 18,088,400
Liberty Broadband Corp. , Class C , NVS
(a) (b)
....... 896,477 80,485,705
266,513,515
a
Metals & Mining  —  1 .2%
Newmont Corp. .......................... 6,852,170 362,685,358
a
Multiline Retail  —  1 .3%
Dollar General Corp. ...................... 1,213,578 283,491,821
Target Corp.
(a)
........................... 584,726 100,654,733
384,146,554
a
Multi-Utilities  —  3 .0%
Ameren Corp. ........................... 965,004 83,829,897
CMS Energy Corp. ........................ 1,037,821 65,579,909
Consolidated Edison, Inc. ................... 3,477,717 331,461,207
Dominion Energy, Inc. ...................... 1,452,126 92,413,299
DTE Energy Co. ......................... 596,859 69,456,482
WEC Energy Group, Inc. .................... 2,866,690 269,440,193
912,180,987
a
Oil, Gas & Consumable Fuels  —  0 .5%
Cheniere Energy, Inc. ...................... 735,661 112,401,644
Williams Companies, Inc. (The) ............... 1,369,143 44,141,171
156,542,815
a
Pharmaceuticals  —  6 .4%
Bristol-Myers Squibb Co. .................... 4,180,874 303,740,496
Eli Lilly & Co. ........................... 1,070,306 368,345,810
Johnson & Johnson ....................... 2,578,614 421,397,100
Merck & Co., Inc. ......................... 4,359,139 468,215,120
Pfizer, Inc. ............................. 6,274,114 277,064,874
Zoetis, Inc. , Class A ....................... 714,503 118,243,102
1,957,006,502
a
Professional Services  —  0 .6%
Booz Allen Hamilton Holding Corp. , Class A ....... 1,029,077 97,391,847
Verisk Analytics, Inc. ....................... 552,743 100,483,150
197,874,997
a
Road & Rail  —  1 .4%
Knight-Swift Transportation Holdings, Inc. , Class A .. 280,138 16,556,156
Norfolk Southern Corp. ..................... 285,551 70,191,291
Old Dominion Freight Line, Inc.
(a)
.............. 794,532 264,769,844
U-Haul Holding Co. , Series N , NVS
(a)
........... 1,355,528 83,758,075
435,275,366
a
Semiconductors & Semiconductor Equipment  —  1 .9%
Broadcom, Inc. .......................... 191,033 111,756,216
Texas Instruments, Inc. ..................... 2,584,568 458,011,295
569,767,511
a

iShares
®
MSCI USA Min Vol Factor ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2023
(Percentages shown are based on Net Assets)
13
Schedule of Investments
Security Shares Value
a
Software  —  4 .3%
Black Knight, Inc.
(b)
........................ 1,509,231 $ 91,444,306
Gen Digital, Inc. .......................... 10,327,179 237,628,389
Microsoft Corp. .......................... 1,452,103 359,845,644
Oracle Corp. ............................ 4,495,812 397,699,530
Roper Technologies, Inc. .................... 455,422 194,351,338
VMware, Inc. , Class A
(b)
.................... 244,529 29,947,467
1,310,916,674
a
Specialty Retail  —  2 .4%
AutoZone, Inc.
(b)
......................... 115,453 281,572,549
Home Depot, Inc. (The)
(a)
................... 730,292 236,738,757
Lowe's Companies, Inc. .................... 244,308 50,877,141
O'Reilly Automotive, Inc.
(b)
................... 205,965 163,196,368
732,384,815
a
Technology Hardware, Storage & Peripherals  —  1 .1%
Apple, Inc. ............................. 1,585,478 228,768,621
Dell Technologies, Inc. , Class C ............... 1,734,768 70,466,276
NetApp, Inc. ............................ 434,883 28,802,301
328,037,198
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 137,162 21,464,481
a
Wireless Telecommunication Services  —  1 .5%
T-Mobile U.S., Inc.
(b)
....................... 3,052,833 455,818,495
a
Total Long-Term Investments — 99.7%
(Cost: $ 28,100,166,071 ) .............................. 30,460,889,799
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  1 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.56%
(c) (d) (e)
...................... 384,759,768 $ 384,990,624
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.18%
(c) (d)
............................ 43,677,687 43,677,687
a
Total Short-Term Securities — 1.4%
(Cost: $ 428,344,394 ) ................................ 428,668,311
Total Investments — 101.1%
(Cost: $ 28,528,510,465 ) .............................. 30,889,558,110
Liabilities in Excess of Other Assets — ( 1 .1 ) % ............... (349,727,197)
Net Assets — 100.0% ................................. $ 30,539,830,913
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/23
  Shares Held
at 01/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 189,835,614 $ 194,958,204
(a)
$ — $ (35,506) $ 232,312 $ 384,990,624 384,759,768 $ 478,773
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 49,067,165 — (5,389,478)
(a)
— — 43,677,687 43,677,687 869,671 45
$ (35,506) $ 232,312
$ 428,668,311
$ 1,348,444 $ 45
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
MSCI USA Min Vol Factor ETF
14
2023
iShares Semi-Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended January 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index .......................................................... 85 03/17/23 $ 3,063 $ 155,098
S&P 500 E-Mini Index ................................................................... 335 03/17/23 68,508 1,955,604
$ 2,110,702
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 2,110,702 $ — $ — $ — $ 2,110,702
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (1,656,218) $ — $ — $ — $ (1,656,218)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (2,369,866) $ — $ — $ — $ (2,369,866)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 75,851,965
a

iShares
®
MSCI USA Min Vol Factor ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2023
15
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 30,460,889,799  $ —  $ —  $ 30,460,889,799
Short-Term Securities
Money Market Funds ...................................... 428,668,311  —  —  428,668,311
$ 30,889,558,110  $ —  $ —  $ 30,889,558,110
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 2,110,702  $ —  $ —  $ 2,110,702
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2023
iShares Semi-Annual Report to Shareholders
Statements of Assets and Liabilities
(unaudited)
January 31, 2023
See notes to financial statements.
iShares
ESG MSCI USA Min
Vol Factor ETF
iShares
MSCI USA Min Vol
Factor ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................................................... $ 5,812,718  $ 30,460,889,799
Investments, at value — affiliated
(c)
....................................................................... 11,611  428,668,311
Cash pledged:
Futures contracts ................................................................................. —  4,248,000
Receivables:
Securities lending income — affiliated ................................................................... 26  73,977
Dividends — unaffiliated ............................................................................ 8,372  33,831,457
Dividends — affiliated .............................................................................. 41  161,721
Interest — unaffiliated .............................................................................. 1  3,703
Variation margin on futures contracts .................................................................... —  1,020,075
Total assets ......................................................................................
5,832,769  30,928,897,043
LIABILITIES
Bank overdraft ..................................................................................... —  44,456
Collateral on securities loaned .......................................................................... 4,038  384,864,830
Payables:
Capital shares redeemed ............................................................................ —  304,488
Investment advisory fees ............................................................................ 883  3,852,356
Total liabilities .....................................................................................
4,921  389,066,130
NET ASSETS .....................................................................................
$ 5,827,848  $ 30,539,830,913
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................... $ 6,259,602  $ 29,887,406,527
Accumulated earnings (loss) ........................................................................... (431,754) 652,424,386
NET ASSETS .....................................................................................
$ 5,827,848  $ 30,539,830,913
NET ASSET VALUE
Shares outstanding ................................................................................. 250,000  417,200,000
Net asset value .................................................................................... $ 23.31  $ 73.20
Shares authorized .................................................................................. Unlimited Unlimited
Par value ........................................................................................ None None
(a)
Securities loaned, at value .......................................................................... $ 3,897  $ 385,479,606
(b)
Investments, at cost — unaffiliated ..................................................................... $ 6,016,940  $ 28,100,166,071
(c)
Investments, at cost — affiliated ....................................................................... $ 11,608  $ 428,344,394

Financial Statements
Statements of Operations
(unaudited)
Six Months Ended January 31, 2023
See notes to financial statements.
iShares
ESG MSCI USA Min
Vol Factor ETF
iShares
MSCI USA Min Vol
Factor ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................ $ 49,602  $ 274,737,727
Dividends — affiliated .............................................................................. 1,085  869,671
Interest — unaffiliated .............................................................................. 18  112,822
Securities lending income — affiliated — net ............................................................... 230  478,773
Foreign taxes withheld ............................................................................. (3) (228,645)
Total investment income ..............................................................................
50,932  275,970,348
EXPENSES
Investment advisory ............................................................................... 4,452  22,063,361
Total expenses .................................................................................... 4,452  22,063,361
Net investment income ...............................................................................
46,480  253,906,987
—  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................... (77,185) (532,851,861)
Investments — affiliated ........................................................................... 5  (35,506)
Capital gain distributions from underlying funds — affiliated ................................................... —  45
Futures contracts ............................................................................... —  (1,656,218)
In-kind redemptions — unaffiliated
(a)
................................................................... —  825,995,977
(77,180) 291,452,437
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... 86,448  (416,724,947)
Investments — affiliated ........................................................................... (1) 232,312
Futures contracts ............................................................................... —  (2,369,866)
86,447  (418,862,501)
Net realized and unrealized gain (loss) ....................................................................
9,267  (127,410,064)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................
$ 55,747  $ 126,496,923
(a)
See Note 2 of the Notes to Financial Statements.

2023
iShares Semi-Annual Report to Shareholders
Statements of Changes in Net Assets
See notes to financial statements.
iShares
ESG MSCI USA Min Vol Factor ETF
iShares
MSCI USA Min Vol Factor ETF
Six Months
Ended
01/31/23
(unaudited)
Period From
11/02/21
(a)
to 07/31/22
Six Months
Ended
01/31/23
(unaudited)
Year Ended
07/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ........................................ $ 46,480  $ 54,292  $ 253,906,987  $ 418,935,429
Net realized gain (loss) ........................................ (77,180) (156,358) 291,452,437  1,885,935,077
Net change in unrealized appreciation (depreciation) .................... 86,447  (290,666) (418,862,501) (2,865,028,597)
Net increase (decrease) in net assets resulting from operations ...............
55,747  (392,732) 126,496,923  (560,158,091)
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders .............
(49,197)
(c)
(43,707) (275,782,752) (377,829,879)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions .............
1,185,212  5,072,525  2,036,319,221  1,119,798,350
NET ASSETS
Total increase in net assets ....................................... 1,191,762  4,636,086  1,887,033,392  181,810,380
Beginning of period ............................................
4,636,086  —  28,652,797,521  28,470,987,141
End of period ................................................
$ 5,827,848  $ 4,636,086  $ 30,539,830,913  $ 28,652,797,521
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares ESG MSCI USA Min Vol Factor ETF
Six Months
Ended
01/31/23
(unaudited)
Period From
11/02/21
(a)
to 07/31/22
Net asset value, beginning of period .....................................................................
$ 23.18  $ 25.11
Net investment income
(b)
............................................................................. 0 .21  0 .27
Net realized and unrealized gain (loss)
(c)
...................................................................
0 .14  ( 1 .98 )
Net increase (decrease) from investment operations ............................................................
0 .35  ( 1 .71 )
Distributions from net investment income
(d)
................................................................... ( 0 .22 )
(e)
( 0 .22 )
Net asset value, end of period ..........................................................................
$ 23.31  $ 23.18
Total Return
(f)
– –
Based on net asset value ..............................................................................
1 .57%
(g)
( 6 .83 ) %
(g)
Ratios to Average Net Assets
(h)
– –
Total expenses .....................................................................................
0 .18%
(i)
0 .18%
(i)
Net investment income ................................................................................
1 .88%
(i)
1 .51%
(i)
Supplemental Data
Net assets, end of period (000) ..........................................................................
$ 5,828  $ 4,636
Portfolio turnover rate
(j)
................................................................................
11% 31%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions.

2023
iShares Semi-Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI USA Min Vol Factor ETF
Six Months
Ended
01/31/23
(unaudited)
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Year Ended
07/31/18
Net asset value, beginning of period .......
$ 73.77  $ 76.19  $ 63.37  $ 62.75  $ 54.90  $ 49.89
Net investment income
(a)
............... 0 .62  1 .13  1 .08  1 .29  1 .23  1 .02
Net realized and unrealized gain (loss)
(b)
.....
( 0 .51 ) ( 2 .52 ) 12.84  0 .62  7 .77  4 .98
Net increase (decrease) from investment
operations .........................
0 .11  ( 1 .39 ) 13.92  1 .91  9 .00  6 .00
Distributions from net investment income
(c)
..... ( 0 .68 ) ( 1 .03 ) ( 1 .10 ) ( 1 .29 ) ( 1 .15 ) ( 0 .99 )
Net asset value, end of period ............
$ 73.20  $ 73.77  $ 76.19  $ 63.37  $ 62.75  $ 54.90
Total Return
(d)
– – – – – –
Based on net asset value ................
0 .18%
(e)
( 1 .85 ) % 22.23% 3 .18% 16.61% 12.16%
Ratios to Average Net Assets
(f)
– – – – – –
Total expenses .......................
0 .15%
(g)
0 .15% 0 .15% 0 .15% 0 .15% 0 .15%
Net investment income ..................
1 .73%
(g)
1 .50% 1 .59% 2 .06% 2 .12% 1 .95%
Supplemental Data
Net assets, end of period (000) ............
$ 30,539,831  $ 28,652,798  $ 28,470,987  $ 34,512,060  $ 30,646,395  $ 15,191,622
Portfolio turnover rate
(h)
..................
12% 20% 23% 22% 21% 22%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.

Notes to Financial Statements
(unaudited)

Notes to Financial Statements
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2023, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from
U.S. GAAP.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
iShares ETF
Diversification
Classification
ESG MSCI USA Min Vol Factor ........................................................................................... Non-diversified
MSCI USA Min Vol Factor ............................................................................................... Diversified

Notes to Financial Statements
(unaudited) (continued)

2023
iShares Semi-Annual Report to Shareholders
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
ESG MSCI USA Min Vol Factor
BofA Securities, Inc. .......................................... $ 782  $ (782) $ —  $ —
Jefferies LLC ............................................... 3,115  (3,115) —  —
$ 3,897  $ (3,897)
$ —
$ —
a
MSCI USA Min Vol Factor
Barclays Bank PLC ........................................... 20,198,160  (20,198,160) —  —
Barclays Capital, Inc. ......................................... 6,995,716  (6,995,716) —  —
BofA Securities, Inc. .......................................... 393,911  (393,785) —  126
Citigroup Global Markets, Inc. .................................... 9,595,380  (9,595,380) —  —
Goldman Sachs & Co. LLC ..................................... 5,266,905  (5,246,704) —  20,201
J.P. Morgan Securities LLC ..................................... 27,203,340  (27,203,340) —  —
Jefferies LLC ............................................... 2,235  (2,235) —  —
Morgan Stanley ............................................. 123,042,129  (121,372,831) —  1,669,298
RBC Capital Markets LLC ...................................... 170,699,907  (170,699,907) —  —
SG Americas Securities LLC .................................... 6,366,469  (6,366,469) —  —
Toronto-Dominion Bank ........................................ 13,837,196  (13,695,689) —  141,507
Virtu Americas LLC ........................................... 1,103,070  (1,103,070) —  —
Wells Fargo Bank NA ......................................... 775,188  (775,188) —  —
$ 385,479,606  $ (383,648,474)
$ —
$ 1,831,132
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of January 31, 2023. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(unaudited) (continued)

2023
iShares Semi-Annual Report to Shareholders
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended January 31, 2023, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended January 31, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
iShares ETF Investment Advisory Fees
ESG MSCI USA Min Vol Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.18%
MSCI USA Min Vol Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15
iShares ETF Amounts
ESG MSCI USA Min Vol Factor .......................................................................................... $ 57
MSCI USA Min Vol Factor .............................................................................................. 180,098
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
MSCI USA Min Vol Factor .......................................................... $ 211,557,604  $ 451,129,183  $ (14,803,208)

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
7. Purchases and Sales
For the six months ended January 31, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended January 31, 2023, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of July 31, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
As of January 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant
iShares ETF Purchases Sales
ESG MSCI USA Min Vol Factor ........................................................................ $ 541,038  $ 547,911
MSCI USA Min Vol Factor ............................................................................ 3,579,531,233  3,586,942,891
iShares ETF In-kind Purchases In-kind Sales
ESG MSCI USA Min Vol Factor ........................................................................ $ 1,183,753  $ —
MSCI USA Min Vol Factor ............................................................................ 5,566,560,322  3,504,319,072
iShares ETF Amounts
ESG MSCI USA Min Vol Factor ..........................................................................................
$ 144,558
MSCI USA Min Vol Factor ..............................................................................................
1,983,684,771
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
ESG MSCI USA Min Vol Factor .................................... $ 6,042,178  $ 234,860  $ (452,709) $ (217,849)
MSCI USA Min Vol Factor ........................................ 28,590,051,307  3,223,945,831  (922,328,326) 2,301,617,505

Notes to Financial Statements
(unaudited) (continued)

2023
iShares Semi-Annual Report to Shareholders
increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
Six Months Ended
01/31/23
Year Ended
07/31/22
iShares ETF Shares Amount Shares Amount
ESG MSCI USA Min Vol Factor
(a)
Shares sold ............................................... 50,000  $ 1,185,212  250,000  $ 6,279,385
Shares redeemed ........................................... —  —  (50,000) (1,206,860)
50,000  $ 1,185,212  200,000  $ 5,072,525
MSCI USA Min Vol Factor
Shares sold ............................................... 78,200,000  $ 5,559,940,913  121,200,000  $ 9,094,785,815
Shares redeemed ........................................... (49,400,000) (3,523,621,692) (106,500,000) (7,974,987,465)
28,800,000  $ 2,036,319,221  14,700,000  $ 1,119,798,350
(a)
The Fund commenced operations on November 2, 2021.

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Statement Regarding Liquidity Risk Management Program
(unaudited)

2023
iShares Semi-Annual Report to Shareholders
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares ESG MSCI USA Min Vol Factor ETF and iShares MSCI USA Min Vol Factor ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2022 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly
Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”).  The Report covered the period from October 1, 2021 through
September 30, 2022 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, the imposition of capital controls in certain non-U.S. countries, Russian sanctions and the closure of the Russian securities market.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
a) The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the
Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.
b) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size
(“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c) Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.
d) The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/
discount or bid/ask spreads from long-term averages over the Program Reporting Period.
e) The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Supplemental Information
(unaudited)
29
Supplemental Information
Section 19(a) Notices
The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.
January 31, 2023
Total Cumulative Distributions
for the Fiscal Year-to-Date
% Breakdown of the Total Cumulative
Distributions for the Fiscal Year-to-Date
iShares ETF
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
ESG MSCI USA Min Vol Factor
(a)
....... $ 0 .220657  $ —  $ 0 .000002  $ 0 .220659  100% — % — %
(b)
100%
(a)
The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.
(b)
Rounds to less than 1%.

General Information
30
2023
iShares Semi-Annual Report to Shareholders
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

Glossary of Terms Used in this Report
31
Glossary of Terms Used in this Report
Portfolio Abbreviation
NVS Non-Voting Shares

iS-SAR-717-0123
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

January 31, 2023
iShares Trust
iShares MSCI USA Momentum Factor ETF | MTUM | Cboe BZX
iShares MSCI USA Quality Factor ETF | QUAL | Cboe BZX
iShares MSCI USA Size Factor ETF | SIZE | NYSE Arca
iShares MSCI USA Value Factor ETF | VLUE | Cboe BZX
2023 Semi-Annual Report
(Unaudited)

Dear Shareholder,
Significant economic headwinds emerged during the 12-month reporting period ended January 31, 2023, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the second half of the year, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate.
Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.
Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large-
and small-capitalization U.S. stocks fell, although equities began to recover in the second half of the period as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and a strong U.S. dollar.
The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and higher interest rates led to rising borrowing costs for corporate issuers.
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates seven times. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. While the Fed suggested that additional rate hikes were likely, it also gave indications that the pace of increases would slow if inflation continued to subside.
Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth slowed in the last year, we believe that taming inflation requires a more substantial decline that lowers demand to a level more in line with the economy’s productive capacity. Although the Fed has decelerated the pace of interest rate hikes, it still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.
While we favor an overweight to equities in the long-term, several factors lead us to take an underweight stance on equities overall in the near term. We believe that higher input costs and a deteriorating economic backdrop are likely to challenge corporate earnings, while the market’s concerns over excessive rate hikes could remain until the Fed indicates that its tightening cycle has ended. Nevertheless, we see opportunities in credit, where valuations are attractive and higher yields provide income opportunities. We believe that global investment-grade corporates, global inflation-linked bonds, and U.S. mortgage-backed securities offer strong opportunities for a six- to twelve-month horizon.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Total Returns as of January 31, 2023
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
(0.44)% (8.22)%
U.S. small cap equities
(Russell 2000
®
Index)
3.25 (3.38)
International equities
(MSCI Europe, Australasia,
Far East Index)
9.52 (2.83)
Emerging market equities
(MSCI Emerging Markets
Index)
4.92 (12.12)
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
1.58 1.79
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(5.60) (11.62)
U.S. investment grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
(2.37) (8.36)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
0.73 (3.25)
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer Capped
Index)
1.46 (5.22)
2
This Page is not Part of Your Fund Report

Page
3
The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

iShares
®
MSCI USA Momentum Factor ETF
4
2023
iShares Semi-Annual Report to Shareholders
Fund Summary
as of January 31, 2023
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Health Care ...................................
35.3%
Energy .......................................
25.3
Financials .....................................
8.5
Industrials .....................................
7.1
Consumer Discretionary ...........................
6.9
Consumer Staples ...............................
6.3
Information Technology ............................
4.1
Utilities .......................................
2.4
Materials .....................................
2.3
Communication Services ...........................
1.7
Real Estate ....................................
0.1
a
a
(a)
Excludes money market funds.
Investment Objective
The iShares MSCI USA Momentum Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks exhibiting relatively higher price momentum, as represented by the MSCI USA Momentum SR Variant Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
The inception date of the Fund was April 16, 2013. The first day of secondary market trading was April 18, 2013.
Index performance through November 22, 2020 reflects the performance of the MSCI USA Momentum Index. Index performance beginning on November 23, 2020 reflects the performance of the MSCI USA Momentum SR Variant Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years Since Inception 1 Year 5 Years Since Inception
Fund NAV ................... 2.58% (10.67) % 6.73% 12.51% (10.67) % 38.46% 217.32%
Fund Market .................
2.56 (10.64) 6.72 12.51 – % (10.64) 38.45 217.41
Index ...................... 2.68 (10.53) 6.94  12.73 (10.53) 39.84 223.17
Actual Hypothetical 5% Return
Beginning
Account Value
(08/01/22)
Ending
Account Value
(01/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(08/01/22)
Ending
Account Value
(01/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,025.80  $ 0.77  $ 1,000.00  $ 1,024.45  $ 0.77  0.15%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Exxon Mobil Corp. ............................... 5.3%
Eli Lilly & Co. .................................. 4.9
Chevron Corp. .................................. 4.9
UnitedHealth Group, Inc. ........................... 4.8
Merck & Co., Inc. ................................ 3.8
AbbVie, Inc. ................................... 3.1
ConocoPhillips ................................. 2.9
PepsiCo, Inc. .................................. 2.7
McDonald's Corp. ............................... 2.3
Amgen, Inc. ................................... 2.3
      aaa aa

iShares
®
MSCI USA Quality Factor ETF
5
Fund Summary
Fund Summary
as of January 31, 2023
Investment Objective
The iShares MSCI USA Quality Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with quality characteristics as identified through certain fundamental metrics, as represented by the MSCI USA Sector Neutral Quality Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
The inception date of the Fund was July 16, 2013. The first day of secondary market trading was July 18, 2013.
Index performance through August 31, 2015 reflects the performance of the MSCI USA Quality Index. Index performance beginning on September 1, 2015 reflects the performance of the MSCI
USA Sector Neutral Quality Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years Since Inception 1 Year 5 Years Since Inception
Fund NAV ................... 1.00% (8.50) % 8.86% 11.62% (8.50) % 52.85% 185.74%
Fund Market .................
0.98 (8.44) 8.86 11.63 – % (8.44) 52.85 185.84
Index ...................... 1.09 (8.37) 9.05 11. 82 (8.37) 54.21 190.32
Actual Hypothetical 5% Return
Beginning
Account Value
(08/01/22)
Ending
Account Value
(01/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(08/01/22)
Ending
Account Value
(01/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,010.00  $ 0.76  $ 1,000.00  $ 1,024.45  $ 0.77  0.15%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Information Technology ............................ 27.1%
Health Care ................................... 14.1
Financials ..................................... 11.6
Consumer Discretionary ........................... 10.7
Industrials ..................................... 8.3
Communication Services ........................... 8.1
Consumer Staples ............................... 6.6
Energy ....................................... 5.0
Materials ..................................... 3.0
Real Estate .................................... 2.9
Utilities ....................................... 2.6
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Home Depot, Inc. (The) ........................... 6.1%
Microsoft Corp. ................................. 3.9
Apple, Inc. .................................... 3.6
NVIDIA Corp. .................................. 3.2
Meta Platforms, Inc., Class A ........................ 3.2
Visa, Inc., Class A ............................... 3 .1
Mastercard, Inc., Class A ........................... 2.8
Johnson & Johnson .............................. 2.5
Costco Wholesale Corp. ........................... 2.5
BlackRock, Inc. ................................. 2.5
      aaa aa

iShares
®
MSCI USA Size Factor ETF
6
2023
iShares Semi-Annual Report to Shareholders
Fund Summary
as of January 31, 2023
Investment Objective
The iShares MSCI USA Size Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with relatively smaller average market capitalization, as represented by the MSCI USA Low Size Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index
.
Performance
The inception date of the Fund was April 16, 2013. The first day of secondary market trading was April 18, 2013.
Index performance through December 2, 2018 reflects the performance of the MSCI USA Risk Weighted Index. Index performance beginning on December 3, 2018 reflects the performance of the MSCI USA Low Size Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years Since Inception 1 Year 5 Years Since Inception
Fund NAV ................... 3.74% (3.19) % 9.00% 11.44% (3.19) % 53.87% 188.96%
Fund Market .................
3.64 (3.23) 8.98 11.43 – % (3.23) 53.71 188.63
Index ...................... 3.81 (3.09) 9.15  11.60 (3.09) 54.92  192.87
Actual Hypothetical 5% Return
Beginning
Account Value
(08/01/22)
Ending
Account Value
(01/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(08/01/22)
Ending
Account Value
(01/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,037.40  $ 0.77  $ 1,000.00  $ 1,024.45  $ 0.77  0.15%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Information Technology ............................ 18.2%
Financials ..................................... 13.7
Industrials ..................................... 13.2
Health Care ................................... 12.5
Consumer Discretionary ........................... 10.7
Real Estate .................................... 6.2
Materials ..................................... 5.7
Communication Services ........................... 5.5
Consumer Staples ............................... 5.2
Utilities ....................................... 5.0
Energy ....................................... 4.1
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Exact Sciences Corp. ............................. 0.3%
Cleveland-Cliffs, Inc. ............................. 0.2
Okta, Inc., Class A ............................... 0.2
Burlington Stores, Inc. ............................ 0.2
Horizon Therapeutics PLC .......................... 0.2
MarketAxess Holdings, Inc. ......................... 0.2
Wynn Resorts Ltd. ............................... 0.2
Align Technology, Inc. ............................. 0.2
SVB Financial Group ............................. 0.2
MongoDB, Inc., Class A ........................... 0.2
      aaa aa

iShares
®
MSCI USA Value Factor ETF
7
Fund Summary
Fund Summary
as of January 31, 2023
Investment Objective
The iShares MSCI USA Value Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with value characteristics and relatively lower valuations, as represented by the MSCI USA Enhanced Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
The inception date of the Fund was April 16, 2013. The first day of secondary market trading was April 18, 2013.
Index performance through August 31, 2015 reflects the performance of the MSCI USA Value Weighted Index. Index performance beginning on September 1, 2015 reflects the performance of the MSCI USA Enhanced Value Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years Since Inception 1 Year 5 Years Since Inception
Fund NAV ................... 3.62% (6.22) % 5.11% 9.63% (6.22) % 28.31% 146.21%
Fund Market .................
3.66 (6.14) 5.11  9.63 – % (6.14) 28.28 146.26
Index ...................... 3.71 (6.06) 5.26 9.81 (6.06) 29.24 149.88
Actual Hypothetical 5% Return
Beginning
Account Value
(08/01/22)
Ending
Account Value
(01/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(08/01/22)
Ending
Account Value
(01/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,036.20  $ 0.77  $ 1,000.00  $ 1,024.45  $ 0.77  0.15%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Information Technology ............................ 26.6%
Health Care ................................... 14.0
Financials ..................................... 11.7
Consumer Discretionary ........................... 10.9
Industrials ..................................... 8.9
Communication Services ........................... 8.0
Consumer Staples ............................... 6.4
Energy ....................................... 4.8
Materials ..................................... 3.0
Real Estate .................................... 2.9
Utilities ....................................... 2.8
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
AT&T, Inc. ..................................... 5.2%
Intel Corp. .................................... 4 .2
Cisco Systems, Inc. .............................. 3.7
Pfizer, Inc. .................................... 3.0
Micron Technology, Inc. ............................ 2.8
General Motors Co. .............................. 2.7
International Business Machines Corp. ................. 2.5
Ford Motor Co. ................................. 2.4
Citigroup, Inc. .................................. 2.3
Raytheon Technologies Corp. ....................... 2.1
      aaa aa

About Fund Performance
8
2023
iShares Semi-Annual Report to Shareholders
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the
NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

iShares
®
MSCI USA Momentum Factor ETF
Schedule of Investments
(unaudited)
January 31, 2023
(Percentages shown are based on Net Assets)
9
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  4 .2%
General Dynamics Corp. .................... 348,933 $ 81,322,325
HEICO Corp. ........................... 65,676 11,227,312
Huntington Ingalls Industries, Inc. .............. 76,487 16,868,443
Lockheed Martin Corp. ..................... 496,133 229,838,573
Northrop Grumman Corp. ................... 395,642 177,263,442
516,520,095
a
Automobiles  —  0 .1%
Rivian Automotive, Inc. , Class A
(a) (b)
............. 473,410 9,184,154
a
Banks  —  0 .3%
First Citizens BancShares, Inc. , Class A
(b)
........ 18,434 14,335,753
First Horizon Corp. ........................ 882,397 21,821,678
36,157,431
a
Beverages  —  3 .2%
Molson Coors Beverage Co. , Class B ........... 195,828 10,296,636
Monster Beverage Corp.
(a)
................... 553,175 57,574,454
PepsiCo, Inc. ........................... 1,890,252 323,270,897
391,141,987
a
Biotechnology  —  11 .4%
AbbVie, Inc. ............................ 2,581,128 381,361,662
Alnylam Pharmaceuticals, Inc.
(a)
............... 252,820 57,238,448
Amgen, Inc. ............................ 1,102,375 278,239,450
Biogen, Inc.
(a)
........................... 242,643 70,584,849
Gilead Sciences, Inc. ...................... 2,842,909 238,633,782
Neurocrine Biosciences, Inc.
(a)
................ 164,608 18,259,965
Regeneron Pharmaceuticals, Inc.
(a) (b)
............ 165,174 125,279,524
Vertex Pharmaceuticals, Inc.
(a)
................ 667,332 215,614,969
1,385,212,649
a
Capital Markets  —  2 .1%
Charles Schwab Corp. (The) ................. 1,970,173 152,530,794
FactSet Research Systems, Inc. ............... 38,480 16,274,731
LPL Financial Holdings, Inc. .................. 184,006 43,631,503
Raymond James Financial, Inc. ............... 333,072 37,560,529
249,997,557
a
Chemicals  —  2 .0%
Albemarle Corp. ......................... 210,436 59,227,212
CF Industries Holdings, Inc. .................. 423,720 35,889,084
Corteva, Inc. ............................ 1,465,913 94,478,093
FMC Corp. ............................. 150,270 20,005,445
Mosaic Co. (The) ......................... 382,104 18,929,432
RPM International, Inc. ..................... 184,810 16,616,267
245,145,533
a
Commercial Services & Supplies  —  0 .1%
Rollins, Inc. ............................. 437,137 15,911,787
a
Communications Equipment  —  0 .8%
Arista Networks, Inc.
(a)
..................... 318,984 40,198,364
Motorola Solutions, Inc. .................... 231,549 59,510,408
99,708,772
a
Construction & Engineering  —  0 .3%
Quanta Services, Inc.
(b)
..................... 240,573 36,612,805
a
Distributors  —  0 .5%
Genuine Parts Co. ........................ 332,488 55,798,136
a
Electric Utilities  —  1 .1%
Constellation Energy Corp. .................. 942,824 80,479,457
NRG Energy, Inc. ......................... 376,795 12,893,925
Security Shares Value
a
Electric Utilities (continued)
PG&E Corp.
(a)
........................... 2,254,595 $ 35,848,060
129,221,442
a
Electrical Equipment  —  0 .2%
Hubbell, Inc. ............................ 98,331 22,508,949
a
Electronic Equipment, Instruments & Components  —  0 .4%
Keysight Technologies, Inc.
(a)
................. 272,357 48,847,228
a
Energy Equipment & Services  —  1 .8%
Halliburton Co. .......................... 1,301,428 53,644,862
Schlumberger Ltd. ........................ 2,934,212 167,191,400
220,836,262
a
Equity Real Estate Investment Trusts (REITs)  —  0 .1%
Host Hotels & Resorts, Inc. .................. 731,049 13,780,274
a
Food Products  —  3 .1%
Archer-Daniels-Midland Co. .................. 1,163,253 96,375,511
Campbell Soup Co. ....................... 420,663 21,845,030
General Mills, Inc. ........................ 1,335,097 104,618,201
Hershey Co. (The) ........................ 280,863 63,081,830
J M Smucker Co. (The) ..................... 190,719 29,141,863
Kellogg Co. ............................. 497,514 34,119,510
Lamb Weston Holdings, Inc. ................. 316,387 31,603,897
380,785,842
a
Gas Utilities  —  0 .2%
Atmos Energy Corp. ....................... 147,209 17,302,946
a
Health Care Providers & Services  —  13 .0%
AmerisourceBergen Corp. ................... 251,003 42,409,467
Cardinal Health, Inc. ....................... 727,454 56,195,821
Centene Corp.
(a)
......................... 773,134 58,943,736
Cigna Corp. ............................ 749,059 237,204,513
CVS Health Corp. ........................ 1,330,448 117,372,123
Elevance Health, Inc. ...................... 365,890 182,941,341
Humana, Inc. ........................... 223,611 114,421,749
McKesson Corp. ......................... 414,891 157,110,924
Molina Healthcare, Inc.
(a) (b)
................... 89,300 27,846,419
UnitedHealth Group, Inc. .................... 1,183,322 590,702,509
1,585,148,602
a
Hotels, Restaurants & Leisure  —  2 .3%
McDonald's Corp. ........................ 1,066,424 285,161,778
a
Independent Power and Renewable Electricity Producers  —  0 .3%
AES Corp. (The) ......................... 1,066,959 29,245,346
Vistra Corp. ............................ 394,537 9,098,023
38,343,369
a
Insurance  —  6 .1%
Aflac, Inc. .............................. 934,697 68,700,230
American Financial Group, Inc. ............... 95,260 13,583,123
Arch Capital Group Ltd.
(a)
................... 713,573 45,918,423
Arthur J Gallagher & Co. .................... 304,957 59,686,184
Chubb Ltd. ............................. 508,864 115,761,471
Erie Indemnity Co. , Class A , NVS .............. 73,154 17,875,180
Everest Re Group Ltd. ..................... 67,322 23,541,830
Globe Life, Inc. .......................... 167,842 20,283,706
MetLife, Inc. ............................ 966,826 70,597,635
Principal Financial Group, Inc. ................ 457,887 42,377,442
Progressive Corp. (The) .................... 1,294,847 176,552,388
Travelers Companies, Inc. (The) ............... 331,102 63,280,214

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
MSCI USA Momentum Factor ETF
(Percentages shown are based on Net Assets)
10
2023
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Insurance (continued)
W R Berkley Corp. ........................ 403,908 $ 28,330,107
746,487,933
a
IT Services  —  1 .2%
Automatic Data Processing, Inc. ............... 565,122 127,610,199
Jack Henry & Associates, Inc. ................ 104,435 18,807,699
146,417,898
a
Machinery  —  1 .2%
Cummins, Inc. ........................... 251,928 62,866,113
IDEX Corp.
(b)
............................ 107,417 25,745,707
PACCAR, Inc. ........................... 537,904 58,798,286
147,410,106
a
Metals & Mining  —  0 .3%
Steel Dynamics, Inc. ....................... 303,564 36,621,961
a
Multiline Retail  —  1 .0%
Dollar General Corp. ...................... 317,993 74,283,165
Dollar Tree, Inc.
(a) (b)
....................... 346,406 52,023,253
126,306,418
a
Multi-Utilities  —  0 .9%
CenterPoint Energy, Inc. .................... 629,515 18,960,992
Consolidated Edison, Inc. ................... 389,817 37,153,458
Sempra Energy .......................... 345,653 55,418,546
111,532,996
a
Oil, Gas & Consumable Fuels  —  23 .4%
APA Corp. ............................. 541,388 23,999,730
Cheniere Energy, Inc. ...................... 582,630 89,020,038
Chesapeake Energy Corp. .................. 200,568 17,393,257
Chevron Corp. ........................... 3,427,303 596,419,268
ConocoPhillips .......................... 2,907,650 354,355,305
Coterra Energy, Inc. ....................... 1,322,105 33,092,288
Devon Energy Corp. ....................... 1,317,190 83,299,095
Diamondback Energy, Inc. ................... 280,000 40,913,600
EOG Resources, Inc. ...................... 1,017,193 134,523,774
EQT Corp. ............................. 642,757 20,998,871
Exxon Mobil Corp. ........................ 5,595,678 649,154,605
Hess Corp. ............................. 629,012 94,452,442
HF Sinclair Corp. ......................... 448,051 25,494,102
Marathon Oil Corp. ........................ 1,371,678 37,679,995
Marathon Petroleum Corp. .................. 1,090,131 140,103,636
Occidental Petroleum Corp. .................. 2,011,125 130,300,789
Ovintiv, Inc. ............................. 341,577 16,815,836
Phillips 66 .............................. 868,229 87,057,322
Pioneer Natural Resources Co. ............... 355,895 81,980,413
Targa Resources Corp. ..................... 249,257 18,699,260
Texas Pacific Land Corp. .................... 17,869 35,663,844
Valero Energy Corp. ....................... 717,370 100,453,321
Williams Companies, Inc. (The) ............... 1,362,574 43,929,386
2,855,800,177
a
Pharmaceuticals  —  10 .8%
Bristol-Myers Squibb Co. .................... 3,666,193 266,348,921
Eli Lilly & Co. ........................... 1,734,070 596,780,191
Merck & Co., Inc. ......................... 4,287,016 460,468,389
1,323,597,501
a
Professional Services  —  0 .6%
Booz Allen Hamilton Holding Corp. , Class A ....... 298,951 28,292,723
CoStar Group, Inc.
(a)
....................... 611,799 47,659,142
75,951,865
a
Security Shares Value
a
Semiconductors & Semiconductor Equipment  —  1 .3%
Enphase Energy, Inc.
(a)
..................... 295,344 $ 65,383,255
First Solar, Inc.
(a)
......................... 264,370 46,952,112
ON Semiconductor Corp.
(a)
.................. 679,521 49,910,817
162,246,184
a
Software  —  0 .4%
Aspen Technology, Inc.
(a)
.................... 62,258 12,373,778
Fair Isaac Corp.
(a) (b)
....................... 45,859 30,539,801
42,913,579
a
Specialty Retail  —  3 .0%
AutoZone, Inc.
(a)
......................... 44,056 107,445,976
O'Reilly Automotive, Inc.
(a)
................... 153,153 121,350,779
TJX Companies, Inc. (The) .................. 1,717,912 140,628,276
369,425,031
a
Trading Companies & Distributors  —  0 .4%
WW Grainger, Inc. ........................ 83,258 49,078,926
a
Wireless Telecommunication Services  —  1 .7%
T-Mobile U.S., Inc.
(a) (b)
...................... 1,376,985 205,597,630
a
Total Long-Term Investments — 99.8%
(Cost: $ 11,869,873,178 ) .............................. 12,182,715,803
a
Short-Term Securities
Money Market Funds  —  0 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.56%
(c) (d) (e)
...................... 24,952,581 24,967,553
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.18%
(c) (d)
............................ 17,526,678 17,526,678
a
Total Short-Term Securities — 0.3%
(Cost: $ 42,481,023 ) ................................. 42,494,231
Total Investments — 100.1%
(Cost: $ 11,912,354,201 ) .............................. 12,225,210,034
Liabilities in Excess of Other Assets — ( 0 .1 ) % ............... (16,273,453)
Net Assets — 100.0% ................................. $ 12,208,936,581
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
MSCI USA Momentum Factor ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2023
11
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended January 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/23
  Shares Held
at 01/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 96,853,224  $ —  $ (71,930,030)
(a)
$ 45,348  $ (989) $ 24,967,553  24,952,581  $ 75,562
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 26,127,531  —  (8,600,853)
(a)
—  —  17,526,678  17,526,678  337,599  14
$ 45,348  $ (989)
$ 42,494,231
$ 413,161  $ 14
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ................................................................... 124 03/17/23 $ 25,358 $ 816,168
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 816,168 $ — $ — $ — $ 816,168
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ................................. $ — $ — $ 1,191,340 $ — $ — $ — $ 1,191,340
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts ................................. $ — $ — $ (1,717,460) $ — $ — $ — $ (1,717,460)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 24,716,300
a

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
MSCI USA Momentum Factor ETF
12
2023
iShares Semi-Annual Report to Shareholders
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 12,182,715,803  $ —  $ —  $ 12,182,715,803
Short-Term Securities
Money Market Funds ...................................... 42,494,231  —  —  42,494,231
$ 12,225,210,034  $ —  $ —  $ 12,225,210,034
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 816,168  $ —  $ —  $ 816,168
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
MSCI USA Quality Factor ETF
Schedule of Investments
(unaudited)
January 31, 2023
(Percentages shown are based on Net Assets)
13
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .7%
Lockheed Martin Corp. ..................... 683,631 $ 316,698,897
a
Air Freight & Logistics  —  0 .5%
CH Robinson Worldwide, Inc. ................ 370,840 37,147,043
Expeditors International of Washington, Inc.
(a)
...... 546,010 59,050,981
96,198,024
a
Beverages  —  2 .7%
Brown-Forman Corp. , Class B , NVS ............ 595,433 39,643,929
Coca-Cola Co. (The) ...................... 6,268,044 384,356,458
Monster Beverage Corp.
(b)
................... 731,955 76,181,877
500,182,264
a
Biotechnology  —  0 .9%
Regeneron Pharmaceuticals, Inc.
(b)
............. 116,789 88,580,953
Vertex Pharmaceuticals, Inc.
(b)
................ 267,456 86,415,033
174,995,986
a
Building Products  —  0 .3%
A O Smith Corp.
(a)
........................ 342,876 23,212,705
Allegion PLC ............................ 243,183 28,586,162
51,798,867
a
Capital Markets  —  8 .1%
Ameriprise Financial, Inc. ................... 791,710 277,193,505
BlackRock, Inc.
(c)
......................... 614,102 466,232,379
Blackstone, Inc. , NVS ...................... 2,836,687 272,208,485
MarketAxess Holdings, Inc. .................. 178,930 65,103,681
Moody's Corp. ........................... 839,658 270,999,619
SEI Investments Co. ....................... 602,661 37,624,126
T Rowe Price Group, Inc. ................... 1,133,410 132,008,263
1,521,370,058
a
Chemicals  —  1 .2%
Celanese Corp. .......................... 411,144 50,652,941
CF Industries Holdings, Inc. .................. 903,270 76,506,969
LyondellBasell Industries NV , Class A ........... 938,885 90,780,790
217,940,700
a
Commercial Services & Supplies  —  1 .1%
Cintas Corp. ............................ 237,761 105,504,066
Copart, Inc.
(b)
........................... 1,092,948 72,801,266
Rollins, Inc. ............................. 557,375 20,288,450
198,593,782
a
Communications Equipment  —  1 .5%
Arista Networks, Inc.
(b)
..................... 300,669 37,890,307
Cisco Systems, Inc. ....................... 5,167,386 251,496,677
289,386,984
a
Containers & Packaging  —  0 .2%
Packaging Corp. of America ................. 288,897 41,225,602
a
Distributors  —  0 .2%
Pool Corp. ............................. 93,576 36,083,841
a
Diversified Financial Services  —  0 .4%
Equitable Holdings, Inc. .................... 2,074,266 66,521,711
a
Electric Utilities  —  0 .8%
NRG Energy, Inc. ......................... 4,536,045 155,223,460
a
Entertainment  —  0 .7%
Activision Blizzard, Inc. ..................... 928,313 71,080,926
Electronic Arts, Inc. ....................... 333,591 42,926,490
Security Shares Value
a
Entertainment (continued)
Take-Two Interactive Software, Inc.
(b)
............ 186,279 $ 21,092,371
135,099,787
a
Equity Real Estate Investment Trusts (REITs)  —  2 .6%
AvalonBay Communities, Inc. ................ 161,799 28,709,615
Equity Residential ........................ 488,014 31,062,091
Extra Space Storage, Inc. ................... 149,303 23,564,492
Kimco Realty Corp. ....................... 629,009 14,127,542
Mid-America Apartment Communities, Inc. ........ 121,744 20,297,160
Prologis, Inc. ............................ 1,085,607 140,347,273
Public Storage ........................... 317,843 96,732,339
Realty Income Corp. ....................... 704,859 47,810,586
VICI Properties, Inc. ....................... 1,057,945 36,160,560
Weyerhaeuser Co. ........................ 1,246,733 42,925,017
481,736,675
a
Food & Staples Retailing  —  2 .5%
Costco Wholesale Corp. .................... 915,414 467,904,712
a
Food Products  —  0 .6%
Hershey Co. (The) ........................ 320,436 71,969,925
Tyson Foods, Inc. , Class A .................. 486,797 32,006,903
103,976,828
a
Gas Utilities  —  1 .8%
Atmos Energy Corp. ....................... 1,892,066 222,393,437
UGI Corp. .............................. 2,887,548 115,011,037
337,404,474
a
Health Care Equipment & Supplies  —  1 .8%
Abbott Laboratories ....................... 1,607,069 177,661,478
Edwards Lifesciences Corp.
(a) (b)
............... 669,310 51,336,077
IDEXX Laboratories, Inc.
(b)
................... 142,313 68,381,396
Masimo Corp.
(a) (b)
......................... 49,094 8,349,908
ResMed, Inc. ........................... 146,075 33,359,148
339,088,007
a
Health Care Providers & Services  —  2 .4%
Henry Schein, Inc.
(a) (b)
...................... 120,169 10,352,559
UnitedHealth Group, Inc. .................... 890,741 444,649,000
455,001,559
a
Health Care Technology  —  0 .1%
Veeva Systems, Inc. , Class A
(a) (b)
.............. 125,755 21,447,515
a
Household Durables  —  0 .8%
DR Horton, Inc. .......................... 653,895 64,532,898
Garmin Ltd. ............................. 285,048 28,185,546
NVR, Inc.
(a) (b)
............................ 7,392 38,955,840
PulteGroup, Inc. ......................... 445,045 25,318,610
156,992,894
a
Household Products  —  0 .1%
Church & Dwight Co., Inc. ................... 342,825 27,720,830
a
Industrial Conglomerates  —  0 .8%
3M Co. ................................ 1,381,628 158,997,750
a
Insurance  —  3 .1%
American Financial Group, Inc. ............... 298,396 42,548,286
Erie Indemnity Co. , Class A , NVS .............. 118,713 29,007,521
Fidelity National Financial, Inc. ................ 1,221,613 53,787,620
Marsh & McLennan Companies, Inc. ............ 2,028,127 354,739,694
Principal Financial Group, Inc. ................ 1,170,186 108,300,714
588,383,835
a

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
MSCI USA Quality Factor ETF
(Percentages shown are based on Net Assets)
14
2023
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Interactive Media & Services  —  7 .1%
Alphabet, Inc. , Class A
(b)
.................... 3,892,532 $ 384,737,863
Alphabet, Inc. , Class C , NVS
(b)
................ 3,600,861 359,617,988
Meta Platforms, Inc. , Class A
(a) (b)
............... 3,972,832 591,832,783
1,336,188,634
a
IT Services  —  8 .5%
Accenture PLC , Class A .................... 870,773 242,989,206
Automatic Data Processing, Inc. ............... 800,862 180,842,648
Jack Henry & Associates, Inc. ................ 91,520 16,481,837
Mastercard, Inc. , Class A .................... 1,396,046 517,374,647
Paychex, Inc. ........................... 506,543 58,688,072
Visa, Inc. , Class A
(a)
....................... 2,495,951 574,592,880
1,590,969,290
a
Life Sciences Tools & Services  —  0 .4%
Agilent Technologies, Inc.
(a)
.................. 294,392 44,771,135
West Pharmaceutical Services, Inc. ............ 84,294 22,388,487
67,159,622
a
Machinery  —  1 .4%
Illinois Tool Works, Inc. ..................... 1,105,526 260,948,357
a
Media  —  0 .2%
Interpublic Group of Companies, Inc. (The) ....... 503,809 18,368,876
Omnicom Group, Inc. ...................... 295,606 25,419,160
43,788,036
a
Metals & Mining  —  1 .6%
Cleveland-Cliffs, Inc.
(a) (b)
.................... 3,383,404 72,235,675
Nucor Corp. ............................ 898,182 151,810,722
Steel Dynamics, Inc. ....................... 682,060 82,283,718
306,330,115
a
Multiline Retail  —  0 .8%
Target Corp. ............................ 860,328 148,096,862
a
Oil, Gas & Consumable Fuels  —  5 .0%
APA Corp. ............................. 1,482,803 65,732,657
Coterra Energy, Inc. ....................... 3,264,489 81,710,160
Devon Energy Corp. ....................... 2,681,192 169,558,582
Marathon Petroleum Corp. .................. 2,277,365 292,686,950
Texas Pacific Land Corp. .................... 42,288 84,400,505
Valero Energy Corp. ....................... 1,703,014 238,473,050
932,561,904
a
Personal Products  —  0 .7%
Estee Lauder Companies, Inc. (The) , Class A
(a)
..... 506,603 140,369,559
a
Pharmaceuticals  —  8 .4%
Eli Lilly & Co. ........................... 1,275,517 438,969,176
Johnson & Johnson ....................... 2,926,011 478,168,718
Merck & Co., Inc. ......................... 2,929,100 314,614,631
Pfizer, Inc. ............................. 6,121,334 270,318,109
Zoetis, Inc. , Class A ....................... 508,796 84,200,650
1,586,271,284
a
Professional Services  —  0 .5%
Robert Half International, Inc.
(a)
............... 395,986 33,246,985
Verisk Analytics, Inc. ....................... 375,931 68,340,496
101,587,481
a
Real Estate Management & Development  —  0 .3%
CBRE Group, Inc. , Class A
(b)
................. 638,835 54,626,781
a
Security Shares Value
a
Road & Rail  —  0 .7%
JB Hunt Transport Services, Inc. .............. 195,244 $ 36,910,878
Old Dominion Freight Line, Inc.
(a)
.............. 288,273 96,064,095
132,974,973
a
Semiconductors & Semiconductor Equipment  —  7 .6%
Applied Materials, Inc. ..................... 1,382,485 154,133,252
Lam Research Corp. ...................... 231,153 115,599,615
Monolithic Power Systems, Inc. ............... 53,612 22,868,735
NVIDIA Corp. ........................... 3,053,129 596,489,813
QUALCOMM, Inc. ........................ 1,746,699 232,677,774
Teradyne, Inc. ........................... 225,354 22,918,502
Texas Instruments, Inc. ..................... 1,555,570 275,662,560
1,420,350,251
a
Software  —  5 .8%
Adobe, Inc.
(b)
............................ 603,404 223,464,638
Cadence Design Systems, Inc.
(b)
.............. 354,946 64,894,777
Microsoft Corp. .......................... 2,944,904 729,776,660
Paycom Software, Inc.
(a) (b)
................... 57,591 18,656,029
VMware, Inc. , Class A
(b)
.................... 511,024 62,585,109
1,099,377,213
a
Specialty Retail  —  6 .9%
Best Buy Co., Inc. ........................ 470,186 41,714,902
Home Depot, Inc. (The) .................... 3,540,346 1,147,673,962
Tractor Supply Co. ........................ 221,615 50,526,004
Ulta Beauty, Inc.
(b)
........................ 107,575 55,289,247
1,295,204,115
a
Technology Hardware, Storage & Peripherals  —  3 .7%
Apple, Inc. ............................. 4,695,426 677,503,018
NetApp, Inc. ............................ 252,531 16,725,128
694,228,146
a
Textiles, Apparel & Luxury Goods  —  2 .0%
Lululemon Athletica, Inc.
(a) (b)
.................. 265,787 81,564,715
Nike, Inc. , Class B ........................ 2,312,883 294,499,392
376,064,107
a
Trading Companies & Distributors  —  1 .3%
Fastenal Co. ............................ 1,720,293 86,960,811
Ferguson PLC ........................... 541,157 77,028,288
WW Grainger, Inc. ........................ 145,167 85,573,043
249,562,142
a
Total Long-Term Investments — 99.8%
(Cost: $ 18,081,657,041 ) .............................. 18,776,633,914
a
Short-Term Securities
Money Market Funds  —  1 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.56%
(c) (d) (e)
...................... 183,579,825 183,689,974
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.18%
(c) (d)
............................ 21,615,951 21,615,951
a
Total Short-Term Securities — 1.1%
(Cost: $ 205,165,023 ) ................................ 205,305,925
Total Investments — 100.9%
(Cost: $ 18,286,822,064 ) .............................. 18,981,939,839
Liabilities in Excess of Other Assets — ( 0 .9 ) % ............... (171,774,073)
Net Assets — 100.0% ................................. $ 18,810,165,766

iShares
®
MSCI USA Quality Factor ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2023
15
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/23
  Shares Held
at 01/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 234,874,715 $ — $ (51,306,825)
(a)
$ 36,332 $ 85,752 $ 183,689,974 183,579,825 $ 686,558
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 60,070,750 — (38,454,799)
(a)
— — 21,615,951 21,615,951 591,750 21
BlackRock, Inc. .... — 455,679,836 (16,219,818) 380,649 26,391,712 466,232,379 614,102 3,006,968 —
$ 416,981 $ 26,477,464
$ 671,538,304
$ 4,285,276 $ 21
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ................................................................... 137 03/17/23 $ 28,017 $ 912,007
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 912,007 $ — $ — $ — $ 912,007
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
MSCI USA Quality Factor ETF
16
2023
iShares Semi-Annual Report to Shareholders
For the period ended January 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ................................. $ — $ — $ (1,483,195) $ — $ — $ — $ (1,483,195)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts ................................. $ — $ — $ (2,091,959) $ — $ — $ — $ (2,091,959)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 38,665,300
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 18,776,633,914  $ —  $ —  $ 18,776,633,914
Short-Term Securities
Money Market Funds ...................................... 205,305,925  —  —  205,305,925
$ 18,981,939,839  $ —  $ —  $ 18,981,939,839
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 912,007  $ —  $ —  $ 912,007
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
MSCI USA Size Factor ETF
Schedule of Investments
(unaudited)
January 31, 2023
(Percentages shown are based on Net Assets)
17
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .7%
Boeing Co. (The)
(a)
........................ 2,770 $ 590,010
General Dynamics Corp. .................... 1,972 459,594
HEICO Corp. ........................... 1,363 233,005
HEICO Corp. , Class A ...................... 2,291 306,261
Howmet Aerospace, Inc. .................... 14,041 571,328
Huntington Ingalls Industries, Inc. .............. 2,346 517,387
L3Harris Technologies, Inc. .................. 2,229 478,834
Lockheed Martin Corp. ..................... 1,001 463,723
Northrop Grumman Corp. ................... 935 418,918
Raytheon Technologies Corp. ................ 4,992 498,451
Textron, Inc. ............................ 7,446 542,441
TransDigm Group, Inc. ..................... 813 583,531
5,663,483
a
Air Freight & Logistics  —  0 .6%
CH Robinson Worldwide, Inc.
(b)
............... 5,425 543,422
Expeditors International of Washington, Inc. ....... 4,584 495,760
FedEx Corp. ............................ 2,850 552,501
United Parcel Service, Inc. , Class B ............ 2,650 490,859
2,082,542
a
Airlines  —  0 .3%
Delta Air Lines, Inc.
(a)
...................... 14,882 581,886
Southwest Airlines Co. ..................... 13,449 481,071
1,062,957
a
Auto Components  —  0 .5%
Aptiv PLC
(a)
............................. 4,693 530,731
BorgWarner, Inc. ......................... 12,575 594,546
Lear Corp. ............................. 3,668 534,721
1,659,998
a
Automobiles  —  0 .7%
Ford Motor Co. .......................... 35,278 476,606
General Motors Co. ....................... 12,405 487,764
Lucid Group, Inc.
(a) (b)
....................... 45,813 535,554
Rivian Automotive, Inc. , Class A
(a) (b)
............. 16,587 321,788
Tesla, Inc.
(a)
............................. 2,504 433,743
2,255,455
a
Banks  —  3 .0%
Bank of America Corp. ..................... 12,429 440,981
Citigroup, Inc. ........................... 9,936 518,858
Citizens Financial Group, Inc. ................ 12,752 552,417
Fifth Third Bancorp ....................... 14,337 520,290
First Citizens BancShares, Inc. , Class A .......... 666 517,935
First Horizon Corp. ........................ 21,307 526,922
First Republic Bank ....................... 4,202 591,978
Huntington Bancshares, Inc. ................. 34,489 523,198
JPMorgan Chase & Co. .................... 3,420 478,663
KeyCorp ............................... 27,837 534,192
M&T Bank Corp. ......................... 2,971 463,476
PNC Financial Services Group, Inc. (The) ........ 3,044 503,569
Regions Financial Corp. .................... 22,855 538,007
Signature Bank .......................... 4,049 522,118
SVB Financial Group
(a)
..................... 2,346 709,524
Truist Financial Corp. ...................... 10,779 532,375
U.S. Bancorp ........................... 11,318 563,636
Webster Financial Corp. .................... 10,121 532,871
Wells Fargo & Co. ........................ 10,147 475,590
10,046,600
a
Security Shares Value
a
Beverages  —  1 .0%
Brown-Forman Corp. , Class B , NVS ............ 7,224 $ 480,974
Coca-Cola Co. (The) ...................... 7,596 465,787
Constellation Brands, Inc. , Class A ............. 2,011 465,587
Keurig Dr Pepper, Inc. ..................... 13,226 466,613
Molson Coors Beverage Co. , Class B
(b)
.......... 9,852 518,018
Monster Beverage Corp.
(a)
................... 4,963 516,549
PepsiCo, Inc. ........................... 2,566 438,837
3,352,365
a
Biotechnology  —  2 .3%
AbbVie, Inc. ............................ 2,995 442,511
Alnylam Pharmaceuticals, Inc.
(a)
............... 2,347 531,361
Amgen, Inc. ............................ 1,650 416,460
Biogen, Inc.
(a)
........................... 1,646 478,822
BioMarin Pharmaceutical, Inc.
(a)
............... 5,881 678,373
Exact Sciences Corp.
(a)
..................... 12,616 851,831
Gilead Sciences, Inc. ...................... 5,755 483,075
Horizon Therapeutics PLC
(a)
................. 6,793 745,328
Incyte Corp.
(a)
........................... 6,688 569,416
Moderna, Inc.
(a) (b)
......................... 2,690 473,601
Neurocrine Biosciences, Inc.
(a)
................ 4,396 487,648
Regeneron Pharmaceuticals, Inc.
(a)
............. 661 501,349
Seagen, Inc.
(a)
........................... 3,876 540,625
Vertex Pharmaceuticals, Inc.
(a)
................ 1,546 499,513
7,699,913
a
Building Products  —  1 .6%
A O Smith Corp. ......................... 8,684 587,907
Allegion PLC ............................ 4,702 552,720
Carlisle Companies, Inc. .................... 2,093 525,050
Carrier Global Corp. ....................... 11,437 520,727
Fortune Brands Innovations, Inc. .............. 8,303 535,626
Johnson Controls International PLC ............ 7,431 516,975
Lennox International, Inc. ................... 1,980 516,028
Masco Corp. ............................ 10,579 562,803
Owens Corning .......................... 5,928 572,941
Trane Technologies PLC .................... 2,837 508,163
5,398,940
a
Capital Markets  —  4 .8%
Ameriprise Financial, Inc. ................... 1,532 536,384
Ares Management Corp. , Class A .............. 6,804 564,664
Bank of New York Mellon Corp. (The) ........... 11,283 570,581
BlackRock, Inc.
(c)
......................... 663 503,356
Blackstone, Inc. , NVS ...................... 5,356 513,962
Carlyle Group, Inc. (The) .................... 18,827 677,207
Cboe Global Markets, Inc. ................... 4,314 530,104
Charles Schwab Corp. (The) ................. 5,950 460,649
CME Group, Inc. , Class A ................... 2,846 502,774
Coinbase Global, Inc. , Class A
(a) (b)
.............. 11,672 682,579
FactSet Research Systems, Inc. ............... 1,193 504,567
Franklin Resources, Inc. .................... 20,055 625,716
Goldman Sachs Group, Inc. (The) ............. 1,259 460,555
Intercontinental Exchange, Inc. ............... 4,728 508,496
Invesco Ltd. ............................ 28,199 521,964
KKR & Co., Inc. .......................... 9,608 536,222
LPL Financial Holdings, Inc. .................. 2,375 563,160
MarketAxess Holdings, Inc. .................. 2,045 744,073
Moody's Corp. ........................... 1,692 546,093
Morgan Stanley .......................... 5,318 517,601
MSCI, Inc. , Class A ....................... 1,021 542,723
Nasdaq, Inc. ............................ 7,705 463,764
Northern Trust Corp. ....................... 5,590 542,062
Raymond James Financial, Inc. ............... 4,189 472,394
S&P Global, Inc. ......................... 1,384 518,917

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
MSCI USA Size Factor ETF
(Percentages shown are based on Net Assets)
18
2023
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Capital Markets (continued)
SEI Investments Co. ....................... 8,782 $ 548,260
State Street Corp. ........................ 6,723 614,012
T Rowe Price Group, Inc. ................... 4,161 484,632
Tradeweb Markets, Inc. , Class A
(b)
............. 9,214 686,812
15,944,283
a
Chemicals  —  2 .9%
Air Products and Chemicals, Inc. .............. 1,654 530,124
Albemarle Corp. ......................... 1,821 512,520
Celanese Corp. .......................... 5,223 643,474
CF Industries Holdings, Inc. .................. 5,080 430,276
Corteva, Inc. ............................ 7,623 491,302
Dow, Inc. .............................. 10,035 595,577
DuPont de Nemours, Inc. ................... 7,254 536,433
Eastman Chemical Co. ..................... 6,291 554,678
Ecolab, Inc. ............................ 3,373 522,242
FMC Corp. ............................. 4,073 542,239
International Flavors & Fragrances, Inc. .......... 5,192 583,892
Linde PLC ............................. 1,412 467,287
LyondellBasell Industries NV , Class A ........... 6,182 597,738
Mosaic Co. (The) ......................... 10,581 524,183
PPG Industries, Inc. ....................... 3,942 513,800
RPM International, Inc. ..................... 5,217 469,060
Sherwin-Williams Co. (The) .................. 2,048 484,536
Westlake Corp.
(b)
......................... 5,016 615,714
9,615,075
a
Commercial Services & Supplies  —  0 .9%
Cintas Corp. ............................ 1,107 491,220
Copart, Inc.
(a)
........................... 7,855 523,222
Republic Services, Inc. ..................... 3,732 465,828
Rollins, Inc. ............................. 12,113 440,913
Waste Connections, Inc. .................... 3,586 476,580
Waste Management, Inc. .................... 3,043 470,843
2,868,606
a
Communications Equipment  —  0 .7%
Arista Networks, Inc.
(a)
..................... 3,693 465,392
Cisco Systems, Inc. ....................... 9,835 478,670
F5, Inc.
(a) (b)
............................. 3,573 527,589
Juniper Networks, Inc. ..................... 16,814 543,092
Motorola Solutions, Inc. .................... 1,898 487,805
2,502,548
a
Construction & Engineering  —  0 .2%
Quanta Services, Inc. ...................... 3,456 525,969
a
Construction Materials  —  0 .3%
Martin Marietta Materials, Inc. ................ 1,439 517,522
Vulcan Materials Co. ...................... 2,860 524,324
1,041,846
a
Consumer Finance  —  0 .9%
Ally Financial, Inc. ........................ 20,582 668,709
American Express Co. ..................... 3,147 550,505
Capital One Financial Corp. .................. 5,066 602,854
Discover Financial Services .................. 4,725 551,549
Synchrony Financial ....................... 14,444 530,528
2,904,145
a
Containers & Packaging  —  1 .4%
Amcor PLC ............................. 43,805 528,288
Avery Dennison Corp. ...................... 2,769 524,559
Ball Corp. .............................. 9,410 548,039
Crown Holdings, Inc. ...................... 6,613 583,002
International Paper Co. ..................... 14,665 613,290
Security Shares Value
a
Containers & Packaging (continued)
Packaging Corp. of America ................. 4,077 $ 581,788
Sealed Air Corp. ......................... 10,514 575,747
Westrock Co. ........................... 14,583 572,237
4,526,950
a
Distributors  —  0 .5%
Genuine Parts Co. ........................ 2,822 473,588
LKQ Corp. ............................. 9,659 569,495
Pool Corp. ............................. 1,631 628,930
1,672,013
a
Diversified Financial Services  —  0 .5%
Apollo Global Management, Inc. ............... 8,121 574,804
Berkshire Hathaway, Inc. , Class B
(a)
............ 1,442 449,212
Equitable Holdings, Inc. .................... 17,208 551,861
1,575,877
a
Diversified Telecommunication Services  —  0 .6%
AT&T, Inc. .............................. 25,122 511,735
Liberty Global PLC , Class A
(a)
................ 9,878 214,254
Liberty Global PLC , Class C , NVS
(a)
............ 17,005 380,062
Lumen Technologies, Inc. ................... 92,354 484,858
Verizon Communications, Inc. ................ 12,280 510,480
2,101,389
a
Electric Utilities  —  2 .5%
Alliant Energy Corp. ....................... 9,476 511,988
American Electric Power Co., Inc. .............. 5,451 512,176
Constellation Energy Corp. .................. 5,430 463,505
Duke Energy Corp. ....................... 5,044 516,758
Edison International ....................... 8,295 571,525
Entergy Corp. ........................... 4,581 496,031
Evergy, Inc. ............................. 8,932 559,590
Eversource Energy ....................... 6,384 525,595
Exelon Corp. ............................ 13,003 548,597
FirstEnergy Corp. ........................ 13,339 546,232
NextEra Energy, Inc. ...................... 5,688 424,495
NRG Energy, Inc. ......................... 12,573 430,248
PG&E Corp.
(a)
........................... 33,755 536,705
PPL Corp. ............................. 18,314 542,094
Southern Co. (The) ....................... 7,455 504,554
Xcel Energy, Inc. ......................... 7,342 504,909
8,195,002
a
Electrical Equipment  —  1 .3%
AMETEK, Inc. ........................... 3,626 525,480
Eaton Corp. PLC ......................... 2,973 482,250
Emerson Electric Co. ...................... 5,266 475,099
Generac Holdings, Inc.
(a) (b)
................... 5,256 633,874
Hubbell, Inc. ............................ 2,054 470,181
Plug Power, Inc.
(a) (b)
....................... 33,571 571,378
Rockwell Automation, Inc. ................... 1,914 539,805
Sensata Technologies Holding PLC ............ 12,263 623,574
4,321,641
a
Electronic Equipment, Instruments & Components  —  1 .6%
Amphenol Corp. , Class A ................... 6,237 497,526
Arrow Electronics, Inc.
(a)
.................... 4,990 586,275
CDW Corp. ............................. 2,749 538,886
Cognex Corp. ........................... 11,222 614,292
Corning, Inc. ............................ 14,932 516,797
Keysight Technologies, Inc.
(a)
................. 2,945 528,186
TE Connectivity Ltd. ....................... 3,961 503,641
Teledyne Technologies, Inc.
(a)
................. 1,269 538,386
Trimble, Inc.
(a)
........................... 9,006 522,888

iShares
®
MSCI USA Size Factor ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2023
(Percentages shown are based on Net Assets)
19
Schedule of Investments
Security Shares Value
a
Electronic Equipment, Instruments & Components (continued)
Zebra Technologies Corp. , Class A
(a)
............ 2,046 $ 646,904
5,493,781
a
Energy Equipment & Services  —  0 .5%
Baker Hughes Co. , Class A .................. 17,375 551,483
Halliburton Co. .......................... 13,720 565,538
Schlumberger Ltd. ........................ 9,128 520,113
1,637,134
a
Entertainment  —  1 .8%
Activision Blizzard, Inc. ..................... 6,652 509,344
Electronic Arts, Inc. ....................... 3,863 497,091
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 9,107 644,776
Live Nation Entertainment, Inc.
(a)
.............. 7,841 631,122
Netflix, Inc.
(a)
............................ 1,656 585,992
ROBLOX Corp. , Class A
(a)
................... 16,266 605,258
Roku, Inc. , Class A
(a) (b)
..................... 9,637 554,128
Take-Two Interactive Software, Inc.
(a)
............ 5,256 595,137
Walt Disney Co. (The)
(a)
.................... 5,150 558,723
Warner Bros Discovery, Inc. , Series A
(a)
.......... 47,242 700,126
5,881,697
a
Equity Real Estate Investment Trusts (REITs)  —  5 .8%
Alexandria Real Estate Equities, Inc. ............ 3,403 546,998
American Homes 4 Rent , Class A .............. 16,521 566,505
American Tower Corp. ..................... 2,233 498,830
AvalonBay Communities, Inc. ................ 3,025 536,756
Boston Properties, Inc. ..................... 7,449 555,248
Camden Property Trust ..................... 4,556 561,345
Crown Castle, Inc. ........................ 3,629 537,491
Digital Realty Trust, Inc. .................... 4,574 524,272
Equinix, Inc. ............................ 761 561,717
Equity LifeStyle Properties, Inc. ............... 8,073 579,480
Equity Residential ........................ 8,130 517,474
Essex Property Trust, Inc. ................... 2,474 559,297
Extra Space Storage, Inc. ................... 3,251 513,105
Gaming and Leisure Properties, Inc. ............ 10,469 560,720
Healthcare Realty Trust, Inc. , Class A ........... 27,685 596,058
Healthpeak Properties, Inc. .................. 21,264 584,335
Host Hotels & Resorts, Inc. .................. 28,634 539,751
Invitation Homes, Inc. ...................... 16,510 536,575
Iron Mountain, Inc. ........................ 9,971 544,217
Kimco Realty Corp. ....................... 23,630 530,730
Medical Properties Trust, Inc. ................. 43,458 562,781
Mid-America Apartment Communities, Inc. ........ 3,260 543,507
Prologis, Inc. ............................ 4,203 543,364
Public Storage ........................... 1,690 514,335
Realty Income Corp. ....................... 7,735 524,665
Regency Centers Corp. .................... 8,050 536,372
SBA Communications Corp. , Class A ............ 1,740 517,702
Simon Property Group, Inc. .................. 4,252 546,212
Sun Communities, Inc. ..................... 3,625 568,618
UDR, Inc. .............................. 13,053 555,927
Ventas, Inc. ............................ 11,754 608,975
VICI Properties, Inc. ....................... 15,661 535,293
Welltower, Inc. ........................... 7,460 559,798
Weyerhaeuser Co. ........................ 15,844 545,509
WP Carey, Inc. .......................... 6,534 558,853
19,172,815
a
Food & Staples Retailing  —  0 .7%
Costco Wholesale Corp. .................... 891 455,426
Kroger Co. (The) ......................... 10,398 464,063
Sysco Corp. ............................ 5,866 454,380
Security Shares Value
a
Food & Staples Retailing (continued)
Walgreens Boots Alliance, Inc. ................ 12,660 $ 466,648
Walmart, Inc. ............................ 3,042 437,652
2,278,169
a
Food Products  —  2 .3%
Archer-Daniels-Midland Co. .................. 5,197 430,571
Bunge Ltd. ............................. 5,174 512,743
Campbell Soup Co. ....................... 10,103 524,649
Conagra Brands, Inc. ...................... 14,430 536,652
Darling Ingredients, Inc.
(a)
................... 7,383 489,419
General Mills, Inc. ........................ 6,130 480,347
Hershey Co. (The) ........................ 2,210 496,366
Hormel Foods Corp. ....................... 10,463 474,079
J M Smucker Co. (The) ..................... 3,563 544,426
Kellogg Co. ............................. 7,239 496,451
Kraft Heinz Co. (The) ...................... 13,051 528,957
Lamb Weston Holdings, Inc. ................. 6,264 625,711
McCormick & Co., Inc. , NVS ................. 6,120 459,734
Mondelez International, Inc. , Class A ............ 7,456 487,921
Tyson Foods, Inc. , Class A .................. 7,805 513,179
7,601,205
a
Gas Utilities  —  0 .3%
Atmos Energy Corp. ....................... 4,523 531,633
UGI Corp. .............................. 13,901 553,677
1,085,310
a
Health Care Equipment & Supplies  —  3 .6%
Abbott Laboratories ....................... 4,537 501,565
Align Technology, Inc.
(a)
..................... 2,691 725,844
Baxter International, Inc. .................... 9,241 422,221
Becton Dickinson and Co. ................... 2,178 549,335
Boston Scientific Corp.
(a)
.................... 11,451 529,609
Cooper Companies, Inc. (The) ................ 1,696 591,785
Dentsply Sirona, Inc. ...................... 17,351 639,037
Dexcom, Inc.
(a)
.......................... 4,382 469,268
Edwards Lifesciences Corp.
(a)
................ 6,631 508,598
GE Healthcare Technologies, Inc.
(a)
............. 1,884 130,976
Hologic, Inc.
(a)
........................... 7,035 572,438
IDEXX Laboratories, Inc.
(a)
................... 1,216 584,288
Insulet Corp.
(a)
........................... 1,741 500,224
Intuitive Surgical, Inc.
(a)
..................... 1,845 453,298
Masimo Corp.
(a)
.......................... 3,803 646,814
Medtronic PLC .......................... 5,916 495,110
Novocure Ltd.
(a) (b)
......................... 6,908 629,872
ResMed, Inc. ........................... 2,249 513,604
STERIS PLC ............................ 3,126 645,550
Stryker Corp. ........................... 2,173 551,529
Teleflex, Inc. ............................ 2,439 593,702
Zimmer Biomet Holdings, Inc. ................ 4,482 570,738
11,825,405
a
Health Care Providers & Services  —  2 .5%
AmerisourceBergen Corp. ................... 3,112 525,803
Cardinal Health, Inc. ....................... 6,616 511,086
Centene Corp.
(a)
......................... 6,016 458,660
Cigna Corp. ............................ 1,504 476,272
CVS Health Corp. ........................ 4,881 430,602
DaVita, Inc.
(a)
............................ 7,659 631,025
Elevance Health, Inc. ...................... 968 483,990
HCA Healthcare, Inc. ...................... 2,133 544,064
Henry Schein, Inc.
(a) (b)
...................... 6,700 577,205
Humana, Inc. ........................... 926 473,834
Laboratory Corp. of America Holdings ........... 2,233 562,984
McKesson Corp. ......................... 1,338 506,674

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
MSCI USA Size Factor ETF
(Percentages shown are based on Net Assets)
20
2023
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Health Care Providers & Services (continued)
Molina Healthcare, Inc.
(a)
.................... 1,628 $ 507,659
Quest Diagnostics, Inc. ..................... 3,540 525,619
UnitedHealth Group, Inc. .................... 856 427,307
Universal Health Services, Inc. , Class B ......... 4,136 612,997
8,255,781
a
Health Care Technology  —  0 .1%
Veeva Systems, Inc. , Class A
(a)
............... 2,756 470,036
a
Hotels, Restaurants & Leisure  —  3 .2%
Airbnb, Inc. , Class A
(a)
...................... 5,019 557,661
Aramark ............................... 13,029 580,181
Booking Holdings, Inc.
(a)
.................... 250 608,525
Caesars Entertainment, Inc.
(a)
................ 10,587 551,159
Carnival Corp.
(a) (b)
......................... 55,910 604,946
Chipotle Mexican Grill, Inc.
(a)
................. 333 548,245
Darden Restaurants, Inc. ................... 3,516 520,263
Domino's Pizza, Inc. ....................... 1,426 503,378
Expedia Group, Inc.
(a)
...................... 5,297 605,447
Hilton Worldwide Holdings, Inc. ............... 3,593 521,308
Las Vegas Sands Corp.
(a)
................... 11,548 681,332
Marriott International, Inc. , Class A ............. 3,061 533,165
McDonald's Corp. ........................ 1,716 458,859
MGM Resorts International .................. 14,206 588,271
Royal Caribbean Cruises Ltd.
(a)
............... 8,887 577,122
Starbucks Corp. .......................... 4,902 535,004
Vail Resorts, Inc. ......................... 2,185 573,213
Wynn Resorts Ltd.
(a)
....................... 7,016 727,138
Yum! Brands, Inc. ........................ 4,036 526,738
10,801,955
a
Household Durables  —  1 .5%
DR Horton, Inc. .......................... 6,234 615,233
Garmin Ltd. ............................. 5,689 562,528
Lennar Corp. , Class A ...................... 6,028 617,267
Mohawk Industries, Inc.
(a)
................... 5,417 650,365
Newell Brands, Inc. ....................... 40,810 651,328
NVR, Inc.
(a)
............................. 120 632,400
PulteGroup, Inc. ......................... 12,381 704,355
Whirlpool Corp. .......................... 3,633 565,259
4,998,735
a
Household Products  —  0 .7%
Church & Dwight Co., Inc. ................... 6,764 546,937
Clorox Co. (The) ......................... 3,524 509,887
Colgate-Palmolive Co. ..................... 6,424 478,781
Kimberly-Clark Corp. ...................... 3,795 493,388
Procter & Gamble Co. (The) ................. 3,229 459,745
2,488,738
a
Independent Power and Renewable Electricity Producers  —  0 .3%
AES Corp. (The) ......................... 18,681 512,046
Vistra Corp. ............................ 23,220 535,453
1,047,499
a
Industrial Conglomerates  —  0 .4%
3M Co. ................................ 3,858 443,979
General Electric Co. ....................... 5,655 455,114
Honeywell International, Inc. ................. 2,215 461,783
1,360,876
a
Insurance  —  4 .3%
Aflac, Inc. .............................. 7,021 516,044
Allstate Corp. (The) ....................... 3,784 486,131
American Financial Group, Inc. ............... 3,817 544,266
American International Group, Inc. ............. 8,322 526,117
Security Shares Value
a
Insurance (continued)
Aon PLC , Class A ........................ 1,631 $ 519,767
Arch Capital Group Ltd.
(a)
................... 8,913 573,552
Arthur J Gallagher & Co. .................... 2,574 503,783
Assurant, Inc. ........................... 3,798 503,577
Brown & Brown, Inc. ....................... 9,131 534,711
Chubb Ltd. ............................. 2,307 524,820
Cincinnati Financial Corp. ................... 4,854 549,230
Erie Indemnity Co. , Class A , NVS .............. 1,952 476,971
Everest Re Group Ltd. ..................... 1,634 571,394
Fidelity National Financial, Inc. ................ 13,311 586,083
Globe Life, Inc. .......................... 4,645 561,348
Hartford Financial Services Group, Inc. (The) ...... 6,939 538,536
Lincoln National Corp. ..................... 14,361 508,810
Loews Corp. ............................ 9,248 568,567
Markel Corp.
(a) (b)
.......................... 411 579,091
Marsh & McLennan Companies, Inc. ............ 2,900 507,239
MetLife, Inc. ............................ 6,519 476,017
Principal Financial Group, Inc.
(b)
............... 5,847 541,140
Progressive Corp. (The) .................... 3,801 518,266
Prudential Financial, Inc. .................... 4,664 489,440
Travelers Companies, Inc. (The) ............... 2,702 516,406
W R Berkley Corp. ........................ 7,037 493,575
Willis Towers Watson PLC ................... 2,178 553,626
14,268,507
a
Interactive Media & Services  —  1 .0%
Alphabet, Inc. , Class A
(a)
.................... 2,332 230,495
Alphabet, Inc. , Class C , NVS
(a)
................ 2,157 215,419
Match Group, Inc.
(a)
....................... 11,292 611,123
Meta Platforms, Inc. , Class A
(a)
................ 4,125 614,501
Pinterest, Inc. , Class A
(a)
.................... 21,293 559,793
Snap, Inc. , Class A , NVS
(a)
.................. 49,166 568,359
ZoomInfo Technologies, Inc.
(a)
................ 19,885 561,354
3,361,044
a
Internet & Direct Marketing Retail  —  1 .0%
Amazon.com, Inc.
(a)
....................... 4,701 484,814
Chewy, Inc. , Class A
(a) (b)
.................... 12,663 570,595
DoorDash, Inc. , Class A
(a)
................... 8,790 509,117
eBay, Inc. .............................. 11,167 552,766
Etsy, Inc.
(a) (b)
............................ 4,581 630,254
MercadoLibre, Inc.
(a)
....................... 516 609,752
3,357,298
a
IT Services  —  4 .9%
Accenture PLC , Class A .................... 1,645 459,037
Affirm Holdings, Inc. , Class A
(a) (b)
............... 40,516 655,954
Akamai Technologies, Inc.
(a)
.................. 5,741 510,662
Automatic Data Processing, Inc. ............... 1,879 424,297
Block, Inc. , Class A
(a)
...................... 7,601 621,154
Broadridge Financial Solutions, Inc. ............ 3,589 539,642
Cloudflare, Inc. , Class A
(a)
................... 11,063 585,343
Cognizant Technology Solutions Corp. , Class A ..... 8,433 562,903
EPAM Systems, Inc.
(a)
...................... 1,510 502,302
Fidelity National Information Services, Inc. ........ 8,173 613,302
Fiserv, Inc.
(a)
............................ 4,918 524,652
FleetCor Technologies, Inc.
(a)
................. 2,774 579,239
Gartner, Inc.
(a)
........................... 1,507 509,577
Global Payments, Inc. ..................... 5,188 584,791
GoDaddy, Inc. , Class A
(a) (b)
................... 7,123 585,012
International Business Machines Corp. .......... 3,230 435,178
Jack Henry & Associates, Inc. ................ 2,802 504,612
Mastercard, Inc. , Class A .................... 1,340 496,604
MongoDB, Inc. , Class A
(a)
................... 3,301 707,107
Okta, Inc. , Class A
(a)
....................... 10,755 791,676

iShares
®
MSCI USA Size Factor ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2023
(Percentages shown are based on Net Assets)
21
Schedule of Investments
Security Shares Value
a
IT Services (continued)
Paychex, Inc. ........................... 4,128 $ 478,270
PayPal Holdings, Inc.
(a)
..................... 5,681 462,945
Snowflake, Inc. , Class A
(a)
................... 3,401 532,053
SS&C Technologies Holdings, Inc.
(b)
............ 10,037 605,733
Toast, Inc. , Class A
(a) (b)
..................... 29,043 647,949
Twilio, Inc. , Class A
(a)
...................... 10,805 646,571
VeriSign, Inc.
(a)
.......................... 2,645 576,742
Visa, Inc. , Class A ........................ 2,159 497,023
Western Union Co. (The) ................... 39,247 556,130
16,196,460
a
Leisure Products  —  0 .2%
Hasbro, Inc. ............................ 8,998 532,412
a
Life Sciences Tools & Services  —  2 .3%
Agilent Technologies, Inc. ................... 3,413 519,049
Avantor, Inc.
(a)
........................... 25,072 599,221
Bio-Rad Laboratories, Inc. , Class A
(a)
............ 1,323 618,450
Bio-Techne Corp. ......................... 6,382 508,390
Charles River Laboratories International, Inc.
(a)
..... 2,172 528,339
Danaher Corp. .......................... 1,806 477,470
Illumina, Inc.
(a)
........................... 2,280 488,376
IQVIA Holdings, Inc.
(a)
...................... 2,342 537,278
Mettler-Toledo International, Inc.
(a)
............. 360 551,851
PerkinElmer, Inc. ......................... 3,807 523,577
Repligen Corp.
(a) (b)
........................ 3,019 559,421
Thermo Fisher Scientific, Inc. ................. 876 499,609
Waters Corp.
(a)
.......................... 1,606 527,699
West Pharmaceutical Services, Inc. ............ 2,307 612,739
7,551,469
a
Machinery  —  2 .7%
Caterpillar, Inc. .......................... 2,068 521,736
Cummins, Inc. ........................... 2,010 501,575
Deere & Co. ............................ 1,154 487,957
Dover Corp. ............................ 3,693 560,708
Fortive Corp. ............................ 7,677 522,266
IDEX Corp. ............................. 2,218 531,610
Illinois Tool Works, Inc. ..................... 2,155 508,666
Ingersoll Rand, Inc. ....................... 9,556 535,136
Nordson Corp. ........................... 2,270 552,291
Otis Worldwide Corp. ...................... 6,489 533,591
PACCAR, Inc. ........................... 4,837 528,733
Parker-Hannifin Corp. ...................... 1,639 534,314
Pentair PLC ............................ 11,943 661,403
Snap-on, Inc. ........................... 2,224 553,176
Stanley Black & Decker, Inc. ................. 6,563 586,142
Westinghouse Air Brake Technologies Corp. ....... 5,215 541,369
Xylem, Inc. ............................. 4,572 475,534
9,136,207
a
Media  —  2 .0%
Charter Communications, Inc. , Class A
(a)
......... 1,316 505,752
Comcast Corp. , Class A .................... 13,752 541,141
DISH Network Corp. , Class A
(a) (b)
.............. 35,137 505,622
Fox Corp. , Class A , NVS .................... 11,598 393,636
Fox Corp. , Class B ........................ 5,510 174,667
Interpublic Group of Companies, Inc. (The) ....... 15,853 578,000
Liberty Broadband Corp. , Class C , NVS
(a)
........ 6,033 541,643
Liberty Media Corp.-Liberty SiriusXM , Series A
(a)
.... 3,843 156,103
Liberty Media Corp.-Liberty SiriusXM , Series C , NVS
(a)
8,572 345,451
News Corp. , Class A , NVS .................. 29,685 601,418
Omnicom Group, Inc. ...................... 6,740 579,573
Paramount Global , Class B , NVS .............. 28,211 653,367
Sirius XM Holdings, Inc.
(b)
................... 79,870 462,447
Security Shares Value
a
Media (continued)
Trade Desk, Inc. (The) , Class A
(a)
.............. 10,259 $ 520,131
6,558,951
a
Metals & Mining  —  1 .1%
Alcoa Corp. ............................. 11,290 589,789
Cleveland-Cliffs, Inc.
(a) (b)
.................... 37,464 799,856
Freeport-McMoRan, Inc. .................... 13,622 607,814
Newmont Corp. .......................... 11,139 589,587
Nucor Corp. ............................ 3,535 597,486
Steel Dynamics, Inc. ....................... 5,134 619,366
3,803,898
a
Mortgage Real Estate Investment Trusts (REITs)  —  0 .2%
Annaly Capital Management, Inc. .............. 26,859 630,381
a
Multiline Retail  —  0 .4%
Dollar General Corp. ...................... 1,914 447,110
Dollar Tree, Inc.
(a)
......................... 3,073 461,503
Target Corp. ............................ 2,996 515,732
1,424,345
a
Multi-Utilities  —  1 .6%
Ameren Corp. ........................... 5,956 517,398
CenterPoint Energy, Inc. .................... 17,416 524,570
CMS Energy Corp. ........................ 8,640 545,962
Consolidated Edison, Inc. ................... 5,397 514,388
Dominion Energy, Inc. ...................... 8,391 534,003
DTE Energy Co. ......................... 4,476 520,872
NiSource, Inc. ........................... 20,118 558,274
Public Service Enterprise Group, Inc. ........... 8,802 545,108
Sempra Energy .......................... 3,146 504,398
WEC Energy Group, Inc. .................... 5,295 497,677
5,262,650
a
Oil, Gas & Consumable Fuels  —  3 .5%
APA Corp. ............................. 11,238 498,181
Cheniere Energy, Inc. ...................... 2,979 455,161
Chesapeake Energy Corp. .................. 5,321 461,437
Chevron Corp. ........................... 2,509 436,616
ConocoPhillips .......................... 3,676 447,994
Coterra Energy, Inc. ....................... 19,303 483,154
Devon Energy Corp. ....................... 7,155 452,482
Diamondback Energy, Inc. ................... 3,247 474,452
EOG Resources, Inc. ...................... 3,442 455,204
EQT Corp. ............................. 12,686 414,452
Exxon Mobil Corp. ........................ 4,054 470,304
Hess Corp. ............................. 3,455 518,803
HF Sinclair Corp. ......................... 8,201 466,637
Kinder Morgan, Inc. , Class P ................. 27,116 496,223
Marathon Oil Corp. ........................ 16,677 458,117
Marathon Petroleum Corp. .................. 4,061 521,920
Occidental Petroleum Corp. .................. 6,879 445,690
ONEOK, Inc. ............................ 7,870 538,938
Ovintiv, Inc. ............................. 9,600 472,608
Phillips 66 .............................. 4,537 454,925
Pioneer Natural Resources Co. ............... 1,968 453,329
Targa Resources Corp. ..................... 7,183 538,869
Texas Pacific Land Corp. .................... 189 377,216
Valero Energy Corp. ....................... 3,591 502,848
Williams Companies, Inc. (The) ............... 14,973 482,729
11,778,289
a
Personal Products  —  0 .2%
Estee Lauder Companies, Inc. (The) , Class A ...... 2,081 576,603
a

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
MSCI USA Size Factor ETF
(Percentages shown are based on Net Assets)
22
2023
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Pharmaceuticals  —  1 .7%
Bristol-Myers Squibb Co. .................... 6,106 $ 443,601
Catalent, Inc.
(a) (b)
......................... 12,473 667,929
Elanco Animal Health, Inc.
(a) (b)
................ 45,688 627,296
Eli Lilly & Co. ........................... 1,271 437,415
Jazz Pharmaceuticals PLC
(a)
................. 3,619 566,952
Johnson & Johnson ....................... 2,573 420,480
Merck & Co., Inc. ......................... 4,458 478,834
Pfizer, Inc. ............................. 9,619 424,775
Royalty Pharma PLC , Class A ................ 12,051 472,279
Viatris, Inc. ............................. 47,626 579,132
Zoetis, Inc. , Class A ....................... 3,364 556,708
5,675,401
a
Professional Services  —  1 .5%
Booz Allen Hamilton Holding Corp. , Class A ....... 4,876 461,465
Clarivate PLC
(a)
.......................... 58,357 648,930
CoStar Group, Inc.
(a)
....................... 6,249 486,797
Equifax, Inc. ............................ 2,552 567,054
Jacobs Solutions, Inc. ...................... 4,127 509,891
Leidos Holdings, Inc. ...................... 4,912 485,502
Robert Half International, Inc. ................. 7,084 594,773
TransUnion ............................. 8,719 625,588
Verisk Analytics, Inc. ....................... 2,933 533,190
4,913,190
a
Real Estate Management & Development  —  0 .4%
CBRE Group, Inc. , Class A
(a)
................. 6,786 580,271
Zillow Group, Inc. , Class C , NVS
(a) (b)
............ 15,116 668,278
1,248,549
a
Road & Rail  —  1 .3%
CSX Corp. ............................. 15,873 490,793
JB Hunt Transport Services, Inc. .............. 2,865 541,628
Knight-Swift Transportation Holdings, Inc. , Class A .. 9,757 576,639
Norfolk Southern Corp. ..................... 1,997 490,883
Old Dominion Freight Line, Inc. ............... 1,690 563,176
Uber Technologies, Inc.
(a)
................... 17,027 526,645
U-Haul Holding Co. , Series N , NVS
(b)
........... 9,055 559,508
Union Pacific Corp. ....................... 2,266 462,694
4,211,966
a
Semiconductors & Semiconductor Equipment  —  3 .8%
Advanced Micro Devices, Inc.
(a)
............... 6,508 489,076
Analog Devices, Inc. ....................... 2,985 511,838
Applied Materials, Inc. ..................... 4,624 515,530
Broadcom, Inc. .......................... 910 532,359
Enphase Energy, Inc.
(a)
..................... 1,599 353,987
Entegris, Inc. ............................ 7,211 582,000
First Solar, Inc.
(a)
......................... 3,107 551,803
Intel Corp. ............................. 16,013 452,527
KLA Corp. .............................. 1,315 516,111
Lam Research Corp. ...................... 1,075 537,608
Marvell Technology, Inc. .................... 11,402 491,996
Microchip Technology, Inc. ................... 6,699 519,976
Micron Technology, Inc. ..................... 8,379 505,254
Monolithic Power Systems, Inc. ............... 1,373 585,667
NVIDIA Corp. ........................... 2,970 580,249
NXP Semiconductors NV ................... 2,896 533,762
ON Semiconductor Corp.
(a)
.................. 6,936 509,449
Qorvo, Inc.
(a)
............................ 5,362 582,635
QUALCOMM, Inc. ........................ 3,846 512,326
Skyworks Solutions, Inc. .................... 5,527 606,146
SolarEdge Technologies, Inc.
(a)
................ 1,694 540,606
Teradyne, Inc.
(b)
.......................... 5,619 571,452
Texas Instruments, Inc. ..................... 2,702 478,821
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
Wolfspeed, Inc.
(a)
......................... 5,797 $ 446,427
12,507,605
a
Software  —  6 .0%
Adobe, Inc.
(a)
............................ 1,431 529,957
ANSYS, Inc.
(a)
........................... 2,107 561,220
Aspen Technology, Inc.
(a)
.................... 2,170 431,287
Autodesk, Inc.
(a)
.......................... 2,363 508,423
Bentley Systems, Inc. , Class B ................ 13,699 534,946
Bill.com Holdings, Inc.
(a)
.................... 4,640 536,477
Black Knight, Inc.
(a)
........................ 8,750 530,162
Cadence Design Systems, Inc.
(a)
.............. 3,016 551,415
Ceridian HCM Holding, Inc.
(a) (b)
................ 8,118 586,769
Crowdstrike Holdings, Inc. , Class A
(a)
............ 3,632 384,629
Datadog, Inc. , Class A
(a)
.................... 6,666 498,683
DocuSign, Inc.
(a)
......................... 11,553 700,574
Dropbox, Inc. , Class A
(a)
.................... 24,043 558,519
Dynatrace, Inc.
(a)
......................... 14,462 555,775
Fair Isaac Corp.
(a)
......................... 905 602,685
Fortinet, Inc.
(a)
........................... 9,568 500,789
Gen Digital, Inc. .......................... 23,052 530,427
HubSpot, Inc.
(a)
.......................... 1,920 666,259
Intuit, Inc. .............................. 1,266 535,100
Microsoft Corp. .......................... 1,795 444,819
Oracle Corp. ............................ 5,874 519,614
Palantir Technologies, Inc. , Class A
(a)
........... 70,391 547,642
Palo Alto Networks, Inc.
(a) (b)
.................. 2,968 470,844
Paycom Software, Inc.
(a)
.................... 1,631 528,346
Paylocity Holding Corp.
(a)
................... 2,543 529,681
PTC, Inc.
(a)
............................. 4,233 570,947
Roper Technologies, Inc. .................... 1,150 490,762
Salesforce, Inc.
(a)
......................... 3,207 538,680
ServiceNow, Inc.
(a)
........................ 1,217 553,893
Splunk, Inc.
(a)
........................... 6,791 650,374
Synopsys, Inc.
(a)
......................... 1,522 538,407
Tyler Technologies, Inc.
(a)
................... 1,671 539,349
Unity Software, Inc.
(a) (b)
..................... 15,078 535,571
VMware, Inc. , Class A
(a)
.................... 4,257 521,355
Workday, Inc. , Class A
(a)
.................... 3,416 619,765
Zoom Video Communications, Inc. , Class A
(a)
...... 6,252 468,900
Zscaler, Inc.
(a) (b)
.......................... 3,716 461,379
19,834,424
a
Specialty Retail  —  2 .2%
Advance Auto Parts, Inc. .................... 3,614 550,340
AutoZone, Inc.
(a)
......................... 201 490,209
Bath & Body Works, Inc. .................... 13,948 641,747
Best Buy Co., Inc. ........................ 7,219 640,470
Burlington Stores, Inc.
(a)
.................... 3,362 772,688
CarMax, Inc.
(a) (b)
.......................... 7,946 559,796
Home Depot, Inc. (The) .................... 1,473 477,502
Lowe's Companies, Inc. .................... 2,274 473,560
O'Reilly Automotive, Inc.
(a)
................... 590 467,487
Ross Stores, Inc. ......................... 4,678 552,893
TJX Companies, Inc. (The) .................. 6,193 506,959
Tractor Supply Co. ........................ 2,325 530,077
Ulta Beauty, Inc.
(a)
........................ 1,158 595,166
7,258,894
a
Technology Hardware, Storage & Peripherals  —  1 .1%
Apple, Inc. ............................. 2,832 408,629
Dell Technologies, Inc. , Class C ............... 12,028 488,577
Hewlett Packard Enterprise Co. ............... 32,641 526,499
HP, Inc. ............................... 17,167 500,247
NetApp, Inc. ............................ 7,050 466,922

iShares
®
MSCI USA Size Factor ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2023
(Percentages shown are based on Net Assets)
23
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Technology Hardware, Storage & Peripherals (continued)
Seagate Technology Holdings PLC ............. 9,667 $ 655,229
Western Digital Corp.
(a)
..................... 14,304 628,661
3,674,764
a
Textiles, Apparel & Luxury Goods  —  0 .4%
Lululemon Athletica, Inc.
(a)
................... 1,431 439,145
Nike, Inc. , Class B ........................ 4,485 571,075
VF Corp. .............................. 15,883 491,420
1,501,640
a
Tobacco  —  0 .3%
Altria Group, Inc. ......................... 11,014 496,071
Philip Morris International, Inc. ................ 4,933 514,216
1,010,287
a
Trading Companies & Distributors  —  0 .7%
Fastenal Co. ............................ 9,775 494,126
Ferguson PLC ........................... 4,249 604,803
United Rentals, Inc.
(a)
...................... 1,478 651,724
WW Grainger, Inc. ........................ 847 499,290
2,249,943
a
Water Utilities  —  0 .3%
American Water Works Co., Inc. ............... 3,472 543,333
Essential Utilities, Inc. ...................... 11,165 521,741
1,065,074
a
Security Shares Value
a
Wireless Telecommunication Services  —  0 .1%
T-Mobile U.S., Inc.
(a)
....................... 3,162 $ 472,118
a
Total Long-Term Investments — 99.7%
(Cost: $ 351,033,664 ) ................................ 331,479,102
a
Short-Term Securities
Money Market Funds  —  5 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.56%
(c) (d) (e)
...................... 16,779,213 16,789,281
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.18%
(c) (d)
............................ 719,903 719,903
a
Total Short-Term Securities — 5.2%
(Cost: $ 17,493,529 ) ................................. 17,509,184
Total Investments — 104.9%
(Cost: $ 368,527,193 ) ................................ 348,988,286
Liabilities in Excess of Other Assets — ( 4 .9 ) % ............... (16,428,015)
Net Assets — 100.0% ................................. $ 332,560,271
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/23
  Shares Held
at 01/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 21,388,783 $ — $ (4,612,464)
(a)
$ 4,534 $ 8,428 $ 16,789,281 16,779,213 $ 84,753
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 450,149 269,754
(a)
— — — 719,903 719,903 8,591 —
BlackRock, Inc. .. 578,841 20,953 (166,757) (24,920) 95,239 503,356 663 7,598 —
$ (20,386) $ 103,667
$ 18,012,540
$ 100,942 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index .......................................................... 10 03/17/23 $ 360 $ 22,724
Russell 2000 E-Mini Index ................................................................ 2 03/17/23 194 16,105
S&P 500 E-Mini Index ................................................................... 1 03/17/23 205 4,621

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
MSCI USA Size Factor ETF
24
2023
iShares Semi-Annual Report to Shareholders
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended January 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
S&P MidCap 400 E-Mini Index ............................................................. 1 03/17/23 $ 266 $ 14,850
$ 58,300
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 58,300 $ — $ — $ — $ 58,300
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ................................. $ — $ — $ (71,165) $ — $ — $ — $ (71,165)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts ................................. $ — $ — $ 16,480 $ — $ — $ — $ 16,480
Futures contracts
Average notional value of contracts — long ................................................................................... $ 734,950
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 331,479,102  $ —  $ —  $ 331,479,102
Short-Term Securities
Money Market Funds ...................................... 17,509,184  —  —  17,509,184
$ 348,988,286  $ —  $ —  $ 348,988,286
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 58,300  $ —  $ —  $ 58,300
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
MSCI USA Value Factor ETF
Schedule of Investments
(unaudited)
January 31, 2023
(Percentages shown are based on Net Assets)
25
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  3 .0%
Huntington Ingalls Industries, Inc. .............. 46,431 $ 10,239,893
L3Harris Technologies, Inc. .................. 206,609 44,383,745
Raytheon Technologies Corp. ................ 1,607,346 160,493,498
Textron, Inc. ............................ 293,753 21,399,906
236,517,042
a
Air Freight & Logistics  —  1 .3%
FedEx Corp. ............................ 505,184 97,934,970
a
Airlines  —  0 .2%
Delta Air Lines, Inc.
(a)
...................... 142,034 5,553,530
Southwest Airlines Co. ..................... 189,708 6,785,855
12,339,385
a
Auto Components  —  0 .7%
BorgWarner, Inc. ......................... 752,336 35,570,446
Lear Corp. ............................. 151,285 22,054,327
57,624,773
a
Automobiles  —  5 .1%
Ford Motor Co. .......................... 13,637,417 184,241,504
General Motors Co. ....................... 5,352,408 210,456,682
394,698,186
a
Banks  —  5 .1%
Citigroup, Inc. ........................... 3,459,019 180,629,972
Citizens Financial Group, Inc. ................ 533,910 23,128,981
Fifth Third Bancorp ....................... 474,009 17,201,787
Regions Financial Corp. .................... 723,849 17,039,406
SVB Financial Group
(a) (b)
.................... 36,571 11,060,533
Wells Fargo & Co. ........................ 3,236,184 151,679,944
400,740,623
a
Beverages  —  0 .4%
Molson Coors Beverage Co. , Class B ........... 586,840 30,856,047
a
Biotechnology  —  4 .0%
AbbVie, Inc. ............................ 1,014,099 149,833,127
Biogen, Inc.
(a)
........................... 98,241 28,578,307
Gilead Sciences, Inc. ...................... 995,637 83,573,770
Moderna, Inc.
(a) (b)
......................... 302,699 53,293,186
315,278,390
a
Building Products  —  1 .0%
Fortune Brands Innovations, Inc. .............. 93,831 6,053,038
Johnson Controls International PLC ............ 668,142 46,482,639
Owens Corning .......................... 245,690 23,745,938
76,281,615
a
Capital Markets  —  2 .5%
Bank of New York Mellon Corp. (The) ........... 730,708 36,951,904
Franklin Resources, Inc. .................... 293,472 9,156,326
Goldman Sachs Group, Inc. (The) ............. 321,388 117,566,944
Invesco Ltd. ............................ 503,167 9,313,621
State Street Corp. ........................ 276,679 25,269,093
198,257,888
a
Chemicals  —  1 .5%
CF Industries Holdings, Inc. .................. 150,621 12,757,599
Dow, Inc. .............................. 583,578 34,635,354
Eastman Chemical Co. ..................... 89,256 7,869,702
LyondellBasell Industries NV , Class A ........... 332,915 32,189,551
Mosaic Co. (The) ......................... 448,859 22,236,475
Security Shares Value
a
Chemicals (continued)
Westlake Corp.
(b)
......................... 36,043 $ 4,424,278
114,112,959
a
Communications Equipment  —  4 .1%
Cisco Systems, Inc. ....................... 5,938,928 289,047,626
F5, Inc.
(a)
.............................. 84,497 12,476,827
Juniper Networks, Inc. ..................... 571,171 18,448,823
319,973,276
a
Consumer Finance  —  1 .0%
Ally Financial, Inc. ........................ 479,611 15,582,561
Capital One Financial Corp. .................. 543,549 64,682,331
80,264,892
a
Containers & Packaging  —  0 .3%
International Paper Co. ..................... 295,849 12,372,405
Westrock Co. ........................... 311,739 12,232,639
24,605,044
a
Distributors  —  0 .4%
LKQ Corp. ............................. 517,978 30,539,983
a
Diversified Financial Services  —  0 .2%
Equitable Holdings, Inc. .................... 464,711 14,903,282
a
Diversified Telecommunication Services  —  5 .9%
AT&T, Inc. .............................. 19,970,809 406,805,379
Liberty Global PLC , Class A
(a)
................ 483,012 10,476,531
Liberty Global PLC , Class C , NVS
(a)
............ 1,138,912 25,454,683
Lumen Technologies, Inc. ................... 3,261,009 17,120,297
459,856,890
a
Electric Utilities  —  2 .1%
Constellation Energy Corp. .................. 687,281 58,666,306
Evergy, Inc. ............................. 261,113 16,358,729
NRG Energy, Inc. ......................... 357,127 12,220,886
PG&E Corp.
(a)
........................... 2,449,283 38,943,600
PPL Corp. ............................. 1,249,313 36,979,665
163,169,186
a
Electrical Equipment  —  0 .1%
Sensata Technologies Holding PLC ............ 207,203 10,536,273
a
Electronic Equipment, Instruments & Components  —  1 .6%
Arrow Electronics, Inc.
(a) (b)
................... 205,547 24,149,717
Corning, Inc. ............................ 1,508,240 52,200,186
TE Connectivity Ltd. ....................... 394,493 50,159,785
126,509,688
a
Entertainment  —  1 .2%
Warner Bros Discovery, Inc. , Series A
(a) (b)
......... 6,150,349 91,148,172
a
Equity Real Estate Investment Trusts (REITs)  —  1 .9%
Simon Property Group, Inc. .................. 567,794 72,938,817
Weyerhaeuser Co. ........................ 2,247,137 77,368,927
150,307,744
a
Food & Staples Retailing  —  1 .6%
Kroger Co. (The) ......................... 1,306,292 58,299,812
Walgreens Boots Alliance, Inc. ................ 1,845,616 68,029,406
126,329,218
a
Food Products  —  3 .1%
Archer-Daniels-Midland Co. .................. 825,381 68,382,816
Conagra Brands, Inc. ...................... 683,659 25,425,278
J M Smucker Co. (The) ..................... 173,918 26,574,670
Kraft Heinz Co. (The) ...................... 1,840,584 74,598,870

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
MSCI USA Value Factor ETF
(Percentages shown are based on Net Assets)
26
2023
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Food Products (continued)
Tyson Foods, Inc. , Class A .................. 729,348 $ 47,954,631
242,936,265
a
Gas Utilities  —  0 .3%
UGI Corp. .............................. 494,845 19,709,676
a
Health Care Equipment & Supplies  —  0 .1%
Dentsply Sirona, Inc. ...................... 117,949 4,344,062
a
Health Care Providers & Services  —  4 .7%
Cardinal Health, Inc. ....................... 252,414 19,498,981
Centene Corp.
(a) (b)
........................ 472,907 36,054,430
Cigna Corp. ............................ 264,757 83,840,599
CVS Health Corp. ........................ 1,346,498 118,788,054
DaVita, Inc.
(a) (b)
.......................... 42,321 3,486,827
Elevance Health, Inc. ...................... 130,915 65,456,191
Laboratory Corp. of America Holdings ........... 68,838 17,355,437
Quest Diagnostics, Inc. ..................... 81,541 12,107,208
Universal Health Services, Inc. , Class B ......... 64,435 9,549,911
366,137,638
a
Household Durables  —  4 .1%
DR Horton, Inc. .......................... 955,950 94,342,705
Lennar Corp. , Class A ...................... 997,958 102,190,899
Mohawk Industries, Inc.
(a)
................... 193,261 23,202,916
Newell Brands, Inc. ....................... 960,679 15,332,437
PulteGroup, Inc. ......................... 989,292 56,280,822
Whirlpool Corp. .......................... 181,053 28,170,036
319,519,815
a
Insurance  —  2 .5%
American International Group, Inc. ............. 883,940 55,882,687
Everest Re Group Ltd. ..................... 36,163 12,645,839
Fidelity National Financial, Inc. ................ 203,655 8,966,930
Hartford Financial Services Group, Inc. (The) ...... 226,546 17,582,235
Lincoln National Corp. ..................... 257,271 9,115,112
Loews Corp. ............................ 221,326 13,607,123
MetLife, Inc. ............................ 591,163 43,166,722
Prudential Financial, Inc. .................... 337,327 35,399,095
196,365,743
a
IT Services  —  6 .8%
Cognizant Technology Solutions Corp. , Class A ..... 750,465 50,093,539
Fidelity National Information Services, Inc. ........ 1,342,918 100,772,567
Fiserv, Inc.
(a)
............................ 894,898 95,467,719
Global Payments, Inc. ..................... 545,329 61,469,485
International Business Machines Corp. .......... 1,416,773 190,881,826
SS&C Technologies Holdings, Inc. ............. 387,647 23,394,496
Western Union Co. (The) ................... 799,787 11,332,982
533,412,614
a
Machinery  —  1 .9%
Cummins, Inc. ........................... 173,626 43,326,632
PACCAR, Inc. ........................... 456,524 49,902,639
Snap-on, Inc. ........................... 71,252 17,722,510
Stanley Black & Decker, Inc. ................. 189,906 16,960,505
Westinghouse Air Brake Technologies Corp. ....... 227,941 23,662,555
151,574,841
a
Media  —  1 .0%
DISH Network Corp. , Class A
(a) (b)
.............. 676,787 9,738,965
Fox Corp. , Class A , NVS .................... 601,532 20,415,996
Fox Corp. , Class B ........................ 300,308 9,519,764
Paramount Global , Class B , NVS .............. 1,541,503 35,701,209
75,375,934
a
Security Shares Value
a
Metals & Mining  —  1 .2%
Alcoa Corp. ............................. 129,914 $ 6,786,707
Cleveland-Cliffs, Inc.
(a) (b)
.................... 736,414 15,722,439
Nucor Corp. ............................ 290,062 49,026,279
Steel Dynamics, Inc. ....................... 205,932 24,843,637
96,379,062
a
Mortgage Real Estate Investment Trusts (REITs)  —  0 .2%
Annaly Capital Management, Inc. .............. 701,862 16,472,701
a
Multi-Utilities  —  0 .4%
Consolidated Edison, Inc. ................... 342,953 32,686,850
a
Oil, Gas & Consumable Fuels  —  4 .8%
APA Corp. ............................. 660,923 29,298,717
Chesapeake Energy Corp. .................. 147,139 12,759,894
Coterra Energy, Inc. ....................... 1,167,752 29,228,833
Diamondback Energy, Inc. ................... 420,832 61,491,972
EOG Resources, Inc. ...................... 1,200,020 158,702,645
EQT Corp. ............................. 438,426 14,323,377
Marathon Oil Corp. ........................ 1,529,771 42,022,809
Ovintiv, Inc. ............................. 509,356 25,075,596
372,903,843
a
Pharmaceuticals  —  5 .2%
Bristol-Myers Squibb Co. .................... 1,832,014 133,095,817
Elanco Animal Health, Inc.
(a) (b)
................ 290,499 3,988,551
Jazz Pharmaceuticals PLC
(a)
................. 54,708 8,570,556
Pfizer, Inc. ............................. 5,251,095 231,888,355
Viatris, Inc. ............................. 2,054,542 24,983,231
402,526,510
a
Professional Services  —  0 .3%
Clarivate PLC
(a) (b)
......................... 546,913 6,081,673
Leidos Holdings, Inc. ...................... 132,306 13,077,125
19,158,798
a
Real Estate Management & Development  —  1 .0%
CBRE Group, Inc. , Class A
(a) (b)
................ 926,328 79,210,307
a
Road & Rail  —  0 .4%
Knight-Swift Transportation Holdings, Inc. , Class A .. 374,329 22,122,844
U-Haul Holding Co. , Series N , NVS
(b)
........... 182,903 11,301,576
33,424,420
a
Semiconductors & Semiconductor Equipment  —  10 .5%
Applied Materials, Inc. ..................... 1,036,263 115,532,962
Intel Corp. ............................. 11,450,513 323,591,497
Micron Technology, Inc. ..................... 3,667,927 221,175,998
NXP Semiconductors NV ................... 326,416 60,161,733
ON Semiconductor Corp.
(a) (b)
................. 595,120 43,711,564
Qorvo, Inc.
(a) (b)
........................... 215,090 23,371,679
Skyworks Solutions, Inc. .................... 304,929 33,441,564
820,986,997
a
Software  —  0 .1%
Aspen Technology, Inc.
(a) (b)
................... 36,117 7,178,254
a
Specialty Retail  —  0 .6%
Best Buy Co., Inc. ........................ 485,431 43,067,438
a
Technology Hardware, Storage & Peripherals  —  3 .4%
Dell Technologies, Inc. , Class C ............... 690,879 28,063,505
Hewlett Packard Enterprise Co. ............... 4,540,773 73,242,669
HP, Inc. ............................... 2,684,571 78,228,399
NetApp, Inc. ............................ 295,454 19,567,918
Seagate Technology Holdings PLC ............. 343,435 23,278,024

iShares
®
MSCI USA Value Factor ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2023
(Percentages shown are based on Net Assets)
27
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.
(a)
..................... 975,576 $ 42,876,565
265,257,080
a
Tobacco  —  1 .3%
Altria Group, Inc. ......................... 2,219,013 99,944,346
a
Trading Companies & Distributors  —  0 .7%
United Rentals, Inc.
(a)
...................... 117,483 51,804,129
a
Total Long-Term Investments — 99.8%
(Cost: $ 8,489,205,714 ) ............................... 7,783,162,849
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.56%
(c) (d) (e)
...................... 24,867,441 $ 24,882,361
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.18%
(c) (d)
............................ 9,833,188 9,833,188
a
Total Short-Term Securities — 0.5%
(Cost: $ 34,705,927 ) ................................. 34,715,549
Total Investments — 100.3%
(Cost: $ 8,523,911,641 ) ............................... 7,817,878,398
Liabilities in Excess of Other Assets — ( 0 .3 ) % ............... (20,011,792)
Net Assets — 100.0% ................................. $ 7,797,866,606
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/23
  Shares Held
at 01/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 147,212,646 $ — $ (122,335,758)
(a)
$ 25,240 $ (19,767) $ 24,882,361 24,867,441 $ 113,298
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 15,516,861 — (5,683,673)
(a)
— — 9,833,188 9,833,188 222,404 11
$ 25,240 $ (19,767)
$ 34,715,549
$ 335,702 $ 11
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index ................................................................ 51 03/17/23 $ 4,945 $ 319,122
S&P 500 E-Mini Index ................................................................... 43 03/17/23 8,794 338,411
$ 657,533

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
MSCI USA Value Factor ETF
28
2023
iShares Semi-Annual Report to Shareholders
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended January 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 657,533 $ — $ — $ — $ 657,533
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ................................. $ — $ — $ (899,386) $ — $ — $ — $ (899,386)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts ................................. $ — $ — $ (740,555) $ — $ — $ — $ (740,555)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 12,453,235
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 7,783,162,849  $ —  $ —  $ 7,783,162,849
Short-Term Securities
Money Market Funds ...................................... 34,715,549  —  —  34,715,549
$ 7,817,878,398  $ —  $ —  $ 7,817,878,398
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 657,533  $ —  $ —  $ 657,533
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Financial Statements
Statements of Assets and Liabilities
(unaudited)
January 31, 2023
See notes to financial statements.
iShares
MSCI USA
Momentum Factor
ETF
iShares
MSCI USA Quality
Factor ETF
iShares
MSCI USA Size
Factor ETF
iShares
MSCI USA Value
Factor ETF
ASSETS
Investments, at value — unaffiliated
(a)(b)
.................................... $ 12,182,715,803  $ 18,310,401,535  $ 330,975,746  $ 7,783,162,849
Investments, at value — affiliated
(c)
....................................... 42,494,231  671,538,304  18,012,540  34,715,549
Cash ........................................................... 42,461  164,060  97,299  535,000
Cash pledged:
Futures contracts ................................................. 1,461,000  1,614,000  76,000  836,000
Receivables:
Securities lending income — affiliated ................................... 11,709  48,677  12,657  6,962
Dividends — unaffiliated ............................................ 8,371,561  11,686,715  189,154  13,390,804
Dividends — affiliated .............................................. 57,624  80,942  2,063  40,448
Interest — unaffiliated .............................................. 2,857  2,000  62  1,739
Variation margin on futures contracts .................................... 356,500  393,875  20,355  240,670
Total assets ......................................................
12,235,513,746  18,995,930,108  349,385,876  7,832,930,021
LIABILITIES
Collateral on securities loaned .......................................... 25,035,798  183,316,291  16,783,490  24,916,319
Payables:
Investments purchased ............................................. —  —  —  9,159,261
Capital shares redeemed ............................................ —  122,832  —  8,571
Investment advisory fees ............................................ 1,541,367  2,325,219  42,115  979,264
Total liabilities .....................................................
26,577,165  185,764,342  16,825,605  35,063,415
NET ASSETS .....................................................
$ 12,208,936,581  $ 18,810,165,766  $ 332,560,271  $ 7,797,866,606
NET ASSETS CONSIST OF:
Paid-in capital ..................................................... $ 15,073,580,740  $ 19,265,869,767  $ 395,416,721  $ 8,995,808,012
Accumulated loss .................................................. (2,864,644,159) (455,704,001) (62,856,450) (1,197,941,406)
NET ASSETS .....................................................
$ 12,208,936,581  $ 18,810,165,766  $ 332,560,271  $ 7,797,866,606
NET ASSET VALUE
Shares outstanding ................................................. 84,150,000  154,100,000  2,700,000  79,850,000
Net asset value .................................................... $ 145.09  $ 122.06  $ 123.17  $ 97.66
Shares authorized .................................................. Unlimited Unlimited Unlimited Unlimited
Par value ........................................................ None None None None
(a)
Securities loaned, at value .......................................... $ 24,968,661  $ 182,611,393  $ 16,801,096  $ 24,977,903
(b)
Investments, at cost — unaffiliated ..................................... $ 11,869,873,178  $ 17,641,816,374  $ 350,552,544  $ 8,489,205,714
(c)
Investments, at cost — affiliated ....................................... $ 42,481,023  $ 645,005,690  $ 17,974,649  $ 34,705,927

2023
iShares Semi-Annual Report to Shareholders
Statements of Operations
(unaudited)
Six Months Ended January 31, 2023
See notes to financial statements.
iShares
MSCI USA
Momentum Factor
ETF
iShares
MSCI USA Quality
Factor ETF
iShares
MSCI USA Size
Factor ETF
iShares
MSCI USA Value
Factor ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 127,022,717  $ 155,234,635  $ 2,892,913  $ 126,503,445
Dividends — affiliated .............................................. 337,599  3,598,718  16,189  222,404
Interest — unaffiliated .............................................. 59,193  69,852  1,169  28,914
Securities lending income — affiliated — net ............................... 75,562  686,558  84,753  113,298
Foreign taxes withheld ............................................. (16,777) —  (1,068) (84,610)
Total investment income ..............................................
127,478,294  159,589,763  2,993,956  126,783,451
EXPENSES
Investment advisory ............................................... 8,375,700  13,848,080  247,642  6,074,542
Total expenses .................................................... 8,375,700  13,848,080  247,642  6,074,542
Net investment income ...............................................
119,102,594  145,741,683  2,746,314  120,708,909
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... (123,610,362) (428,642,807) (11,387,908) 12,732,376
Investments — affiliated ........................................... 45,348  44,238  (23,633) 25,240
Capital gain distributions from underlying funds — affiliated ................... 14  21  —  11
Futures contracts ............................................... 1,191,340  (1,483,195) (71,165) (899,386)
In-kind redemptions — unaffiliated
(a)
................................... 105,148,343  343,592,020  2,952,523  53,795,427
In-kind redemptions — affiliated
(a)
.................................... —  372,743  3,247  —
(17,225,317) (86,116,980) (8,526,936) 65,653,668
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... 261,826,999  6,898,657  17,725,012  25,229,427
Investments — affiliated ........................................... (989) 26,477,464  103,667  (19,767)
Futures contracts ............................................... (1,717,460) (2,091,959) 16,480  (740,555)
260,108,550  31,284,162  17,845,159  24,469,105
Net realized and unrealized gain (loss) ....................................
242,883,233  (54,832,818) 9,318,223  90,122,773
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............
$ 361,985,827  $ 90,908,865  $ 12,064,537  $ 210,831,682
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
See notes to financial statements.
iShares
MSCI USA Momentum Factor ETF
iShares
MSCI USA Quality Factor ETF
Six Months
Ended
01/31/23
(unaudited)
Year Ended
07/31/22
Six Months
Ended
01/31/23
(unaudited)
Year Ended
07/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 119,102,594  $ 141,223,962  $ 145,741,683  $ 289,671,290
Net realized gain (loss) ......................................... (17,225,317) (717,988,922) (86,116,980) 1,883,361,480
Net change in unrealized appreciation (depreciation) ..................... 260,108,550  (1,701,248,504) 31,284,162  (4,675,517,034)
Net increase (decrease) in net assets resulting from operations ................
361,985,827  (2,278,013,464) 90,908,865  (2,502,484,264)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(139,272,456) (120,180,940) (158,456,928) (281,237,239)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
1,944,368,327  (2,052,967,728) (1,359,402,383) (945,991,807)
NET ASSETS
Total increase (decrease) in net assets ................................ 2,167,081,698  (4,451,162,132) (1,426,950,446) (3,729,713,310)
Beginning of period .............................................
10,041,854,883  14,493,017,015  20,237,116,212  23,966,829,522
End of period .................................................
$ 12,208,936,581  $ 10,041,854,883  $ 18,810,165,766  $ 20,237,116,212
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2023
iShares Semi-Annual Report to Shareholders
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
MSCI USA Size Factor ETF
iShares
MSCI USA Value Factor ETF
Six Months
Ended
01/31/23
(unaudited)
Year Ended
07/31/22
Six Months
Ended
01/31/23
(unaudited)
Year Ended
07/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 2,746,314  $ 6,620,398  $ 120,708,909  $ 350,017,917
Net realized gain (loss) ......................................... (8,526,936) 47,973,352  65,653,668  1,964,268,133
Net change in unrealized appreciation (depreciation) ..................... 17,845,159  (86,151,464) 24,469,105  (2,912,361,127)
Net increase (decrease) in net assets resulting from operations ................
12,064,537  (31,557,714) 210,831,682  (598,075,077)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(2,474,970) (7,036,092) (129,418,170) (379,603,795)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ..............
(24,098,856) (289,200,521) (1,407,725,931) (5,843,830,740)
NET ASSETS
Total decrease in net assets ....................................... (14,509,289) (327,794,327) (1,326,312,419) (6,821,509,612)
Beginning of period .............................................
347,069,560  674,863,887  9,124,179,025  15,945,688,637
End of period .................................................
$ 332,560,271  $ 347,069,560  $ 7,797,866,606  $ 9,124,179,025
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI USA Momentum Factor ETF
Six Months
Ended
01/31/23
(unaudited)
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Year Ended
07/31/18
Net asset value, beginning of period .......
$ 143.35  $ 175.04  $ 140.10  $ 120.79  $ 111.68  $ 91.95
Net investment income
(a)
............... 1 .55  1 .79  0 .85  1 .50  1 .67  1 .32
Net realized and unrealized gain (loss)
(b)
.....
2 .06  (31.95) 34.86  19.53  9 .03  19.60
Net increase (decrease) from investment
operations .........................
3 .61  (30.16) 35.71  21.03  10.70  20.92
Distributions from net investment income
(c)
..... ( 1 .87 ) ( 1 .53 ) ( 0 .77 ) ( 1 .72 ) ( 1 .59 ) ( 1 .19 )
Net asset value, end of period ............
$ 145.09  $ 143.35  $ 175.04  $ 140.10  $ 120.79  $ 111.68
Total Return
(d)
– – – – – –
Based on net asset value ................
2 .58%
(e)
(17.35) % 25.57% 17.71% 9 .71% 22.86%
Ratios to Average Net Assets
(f)
– – – – – –
Total expenses .......................
0 .15%
(g)
0 .15% 0 .15% 0 .15% 0 .15% 0 .15%
Net investment income ..................
2 .13%
(g)
1 .07% 0 .53% 1 .22% 1 .49% 1 .24%
Supplemental Data
Net assets, end of period (000) ............
$ 12,208,937  $ 10,041,855  $ 14,493,017  $ 10,647,455  $ 10,176,170  $ 9,196,715
Portfolio turnover rate
(h)
..................
49% 125% 107% 160% 138% 104%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.

2023
iShares Semi-Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI USA Quality Factor ETF
Six Months
Ended
01/31/23
(unaudited)
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Year Ended
07/31/18
Net asset value, beginning of period .......
$ 121.95  $ 137.31  $ 100.59  $ 92.73  $ 86.55  $ 75.09
Net investment income
(a)
............... 0 .92  1 .68  1 .70  1 .72  1 .61  1 .55
Net realized and unrealized gain (loss)
(b)
.....
0 .20  (15.41) 36.79  7 .71  6 .16  11.38
Net increase (decrease) from investment
operations .........................
1 .12  (13.73) 38.49  9 .43  7 .77  12.93
Distributions from net investment income
(c)
..... ( 1 .01 ) ( 1 .63 ) ( 1 .77 ) ( 1 .57 ) ( 1 .59 ) ( 1 .47 )
Net asset value, end of period ............
$ 122.06  $ 121.95  $ 137.31  $ 100.59  $ 92.73  $ 86.55
Total Return
(d)
– – – – – –
Based on net asset value ................
1 .00%
(e)
(10.09) % 38.63% 10.38% 9 .13% 17.36%
Ratios to Average Net Assets
(f)
– – – – – –
Total expenses .......................
0 .15%
(g)
0 .15% 0 .15% 0 .15% 0 .15% 0 .15%
Net investment income ..................
1 .58%
(g)
1 .27% 1 .45% 1 .82% 1 .85% 1 .88%
Supplemental Data
Net assets, end of period (000) ............
$ 18,810,166  $ 20,237,116  $ 23,966,830  $ 18,851,143  $ 10,913,780  $ 5,781,433
Portfolio turnover rate
(h)
..................
28% 41% 47% 45% 41% 41%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI USA Size Factor ETF
Six Months
Ended
01/31/23
(unaudited)
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Year Ended
07/31/18
Net asset value, beginning of period .......
$ 119.68  $ 131.04  $ 92.12  $ 91.99  $ 86.61  $ 78.73
Net investment income
(a)
............... 0 .97  1 .69  1 .50  1 .73  1 .52  1 .45
Net realized and unrealized gain (loss)
(b)
.....
3 .40  (11.21) 38.96  ( 0 .13 ) 5 .49  8 .02
Net increase (decrease) from investment
operations .........................
4 .37  ( 9 .52 ) 40.46  1 .60  7 .01  9 .47
Distributions from net investment income
(c)
..... ( 0 .88 ) ( 1 .84 ) ( 1 .54 ) ( 1 .47 ) ( 1 .63 ) ( 1 .59 )
Net asset value, end of period ............
$ 123.17  $ 119.68  $ 131.04  $ 92.12  $ 91.99  $ 86.61
Total Return
(d)
– – – – – –
Based on net asset value ................
3 .74%
(e)
( 7 .35 ) % 44.28% 1 .91% 8 .26% 12.16%
Ratios to Average Net Assets
(f)
– – – – – –
Total expenses .......................
0 .15%
(g)
0 .15% 0 .15% 0 .15% 0 .15% 0 .15%
Net investment income ..................
1 .66%
(g)
1 .31% 1 .34% 1 .93% 1 .74% 1 .75%
Supplemental Data
Net assets, end of period (000) ............
$ 332,560  $ 347,070  $ 674,864  $ 741,572  $ 377,167  $ 207,862
Portfolio turnover rate
(h)
..................
12% 25% 23% 29% 30% 17%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.

2023
iShares Semi-Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI USA Value Factor ETF
Six Months
Ended
01/31/23
(unaudited)
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Year Ended
07/31/18
Net asset value, beginning of period ......
$ 95.84  $ 104.29  $ 72.97  $ 82.49  $ 85.39  $ 75.00
Net investment income
(a)
.............. 1 .39  2 .66  2 .33  2 .37  2 .23  1 .84
Net realized and unrealized gain (loss)
(b)
....
1 .92  ( 8 .22 ) 30.96  ( 9 .65 ) ( 2 .92 ) 10.40
Net increase (decrease) from investment
operations ........................
3 .31  ( 5 .56 ) 33.29  ( 7 .28 ) ( 0 .69 ) 12.24
Distributions from net investment income
(c)
.... ( 1 .49 ) ( 2 .89 ) ( 1 .97 ) ( 2 .24 ) ( 2 .21 ) ( 1 .85 )
Net asset value, end of period ...........
$ 97.66  $ 95.84  $ 104.29  $ 72.97  $ 82.49  $ 85.39
Total Return
(d)
– – – – – –
Based on net asset value ...............
3 .62%
(e)
( 5 .48 ) % 46.10% ( 8 .83 ) % ( 0 .68 ) % 16.47%
Ratios to Average Net Assets
(f)
– – – – – –
Total expenses ......................
0 .15%
(g)
0 .15% 0 .15% 0 .15% 0 .15% 0 .15%
Net investment income .................
2 .98%
(g)
2 .57% 2 .47% 3 .04% 2 .74% 2 .24%
Supplemental Data
Net assets, end of period (000) ...........
$ 7,797,867  $ 9,124,179  $ 15,945,689  $ 5,611,044  $ 3,485,258  $ 3,786,862
Portfolio turnover rate
(h)
.................
9% 17% 28% 33% 35% 18%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.

Notes to Financial Statements
(unaudited)

Notes to Financial Statements
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2023, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from
U.S. GAAP.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has
iShares ETF
Diversification
Classification
MSCI USA Momentum Factor ............................................................................................ Diversified
MSCI USA Quality Factor ............................................................................................... Diversified
MSCI USA Size Factor ................................................................................................. Diversified
MSCI USA Value Factor ................................................................................................ Diversified

Notes to Financial Statements
(unaudited) (continued)

2023
iShares Semi-Annual Report to Shareholders
formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
MSCI USA Momentum Factor
Barclays Bank PLC ............................................... $ 1,944,200 $ (1,934,089) $ — $ 10,111
Barclays Capital, Inc. ............................................. 1,587,964 (1,587,964) — —
BNP Paribas SA ................................................. 7,256 (6,900) — 356
Citadel Clearing LLC .............................................. 686,026 (677,398) — 8,628
Citigroup Global Markets, Inc. ........................................ 13,461,985 (13,461,985) — —
Goldman Sachs & Co. LLC ......................................... 24,886 (24,758) — 128
Jefferies LLC ................................................... 167,409 (167,018) — 391
Morgan Stanley ................................................. 827,701 (787,388) — 40,313
UBS Securities LLC .............................................. 3,691,072 (3,650,602) — 40,470
Virtu Americas LLC ............................................... 2,137,163 (2,114,869) — 22,294
Wells Fargo Bank NA ............................................. 432,999 (432,999) — —
$ 24,968,661 $ (24,845,970)
$ —
$ 122,691
a
MSCI USA Quality Factor
Barclays Bank PLC ............................................... 53,197,187 (53,197,187) — —
Barclays Capital, Inc. ............................................. 5,567,668 (5,567,668) — —
Citadel Clearing LLC .............................................. 12,795,598 (12,795,598) — —
Citigroup Global Markets, Inc. ........................................ 277,068 (277,068) — —
Credit Suisse Securities (USA) LLC .................................... 212,912 (212,912) — —
Goldman Sachs & Co. LLC ......................................... 4,339,570 (3,905,200) — 434,370
Morgan Stanley ................................................. 57,317 (57,317) — —
RBC Capital Markets LLC .......................................... 58,153,120 (58,055,772) — 97,348
Scotia Capital (USA), Inc. .......................................... 1,845,838 (1,845,838) — —
SG Americas Securities LLC ........................................ 46,165,115 (46,165,115) — —
$ 182,611,393 $ (182,079,675)
$ —
$ 531,718
a
MSCI USA Size Factor
Barclays Bank PLC ............................................... 4,085 (3,940) — 145
Barclays Capital, Inc. ............................................. 1,062,959 (1,062,959) — —
BMO Capital Markets Corp. ......................................... 174,768 (174,682) — 86
BNP Paribas SA ................................................. 318,568 (303,893) — 14,675
BofA Securities, Inc. .............................................. 527,009 (527,009) — —
Citadel Clearing LLC .............................................. 512,813 (512,209) — 604
Citigroup Global Markets, Inc. ........................................ 2,254 (2,254) — —
Goldman Sachs & Co. LLC ......................................... 4,409,410 (4,348,642) — 60,768
HSBC Bank PLC ................................................ 128,473 (128,473) — —
J.P. Morgan Securities LLC ......................................... 1,357,733 (1,357,733) — —
Morgan Stanley ................................................. 5,053,287 (5,010,920) — 42,367
Natixis SA ..................................................... 78,890 (76,095) — 2,795
RBC Capital Markets LLC .......................................... 535,680 (535,680) — —
Scotia Capital (USA), Inc. .......................................... 466,085 (466,085) — —
SG Americas Securities LLC ........................................ 686,199 (686,199) — —
State Street Bank & Trust Co. ........................................ 33,552 (33,542) — 10
UBS AG ...................................................... 468,847 (468,847) — —
UBS Securities LLC .............................................. 480,032 (480,032) — —
Wells Fargo Bank NA ............................................. 384,804 (384,804) — —
Wells Fargo Securities LLC ......................................... 115,648 (115,640) — 8
$ 16,801,096 $ (16,679,638)
$ —
$ 121,458
a

Notes to Financial Statements
(unaudited) (continued)

2023
iShares Semi-Annual Report to Shareholders
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
MSCI USA Value Factor
Barclays Bank PLC ............................................... $ 9,752 $ (9,752) $ — $ —
Barclays Capital, Inc. ............................................. 1,585,631 (1,585,631) — —
BNP Paribas SA ................................................. 32,567 (32,567) — —
Citigroup Global Markets, Inc. ........................................ 30,159 (29,874) — 285
Goldman Sachs & Co. LLC ......................................... 15,206,346 (15,041,084) — 165,262
J.P. Morgan Securities LLC ......................................... 2,188,297 (2,188,297) — —
Jefferies LLC ................................................... 769 (769) — —
Scotia Capital (USA), Inc. .......................................... 2,967,650 (2,967,650) — —
SG Americas Securities LLC ........................................ 2,538,942 (2,525,428) — 13,514
UBS AG ...................................................... 92,784 (92,784) — —
Wells Fargo Bank NA ............................................. 325,006 (325,006) — —
$ 24,977,903 $ (24,798,842)
$ —
$ 179,061
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of January 31, 2023. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.
iShares ETF Investment Advisory Fees
MSCI USA Momentum Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15%
MSCI USA Quality Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15
MSCI USA Size Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15
MSCI USA Value Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended January 31, 2023, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended January 31, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the six months ended January 31, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF Amounts
MSCI USA Momentum Factor ........................................................................................... $ 29,774
MSCI USA Quality Factor .............................................................................................. 205,140
MSCI USA Size Factor ................................................................................................ 23,092
MSCI USA Value Factor ............................................................................................... 44,713
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
MSCI USA Momentum Factor ....................................................... $ 640,117,659  $ 779,696,564  $ 17,054,905
MSCI USA Quality Factor .......................................................... 415,296,118  417,800,863  252,802
MSCI USA Size Factor ............................................................ 14,633,186  18,944,988  (372,255)
MSCI USA Value Factor ........................................................... 233,346,963  288,179,762  60,686,667
iShares ETF Purchases Sales
MSCI USA Momentum Factor ......................................................................... $ 5,438,952,943  $ 5,435,715,692
MSCI USA Quality Factor ............................................................................ 5,176,252,903  5,146,683,217
MSCI USA Size Factor .............................................................................. 38,959,589  39,072,495
MSCI USA Value Factor ............................................................................. 744,573,101  752,985,565

Notes to Financial Statements
(unaudited) (continued)

2023
iShares Semi-Annual Report to Shareholders
For the six months ended January 31, 2023, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of July 31, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
As of January 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
iShares ETF In-kind Purchases In-kind Sales
MSCI USA Momentum Factor ......................................................................... $ 2,970,620,510  $ 1,046,741,688
MSCI USA Quality Factor ............................................................................ 1,114,968,387  2,440,499,077
MSCI USA Size Factor .............................................................................. 10,655,376  34,603,185
MSCI USA Value Factor ............................................................................. 170,377,646  1,601,759,316
iShares ETF Amounts
MSCI USA Momentum Factor ...........................................................................................
$ 3,168,795,995
MSCI USA Quality Factor ..............................................................................................
1,058,650,854
MSCI USA Size Factor ................................................................................................
34,809,115
MSCI USA Value Factor ...............................................................................................
542,388,608
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
MSCI USA Momentum Factor ..................................... $ 11,913,385,547  $ 642,757,949  $ (330,117,294) $ 312,640,655
MSCI USA Quality Factor ........................................ 18,309,483,192  1,859,590,931  (1,186,222,277) 673,368,654
MSCI USA Size Factor .......................................... 368,793,299  27,431,038  (47,177,751) (19,746,713)
MSCI USA Value Factor ......................................... 8,557,269,335  462,944,795  (1,201,678,199) (738,733,404)

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
Six Months Ended
01/31/23
Year Ended
07/31/22
iShares ETF Shares  Amount  Shares  Amount
MSCI USA Momentum Factor
Shares sold ............................................... 21,200,000  $ 2,981,821,760  38,950,000  $ 6,845,941,290
Shares redeemed ........................................... (7,100,000) (1,037,453,433) (51,700,000) (8,898,909,018)
14,100,000  $ 1,944,368,327  (12,750,000) $ (2,052,967,728)
MSCI USA Quality Factor
Shares sold ............................................... 9,450,000  $ 1,101,560,648  57,000,000  $ 7,811,416,753
Shares redeemed ........................................... (21,300,000) (2,460,963,031) (65,600,000) (8,757,408,560)
(11,850,000) $ (1,359,402,383) (8,600,000) $ (945,991,807)
MSCI USA Size Factor
Shares sold ............................................... 100,000  $ 10,676,107  750,000  $ 100,341,016
Shares redeemed ........................................... (300,000) (34,774,963) (3,000,000) (389,541,537)
(200,000) $ (24,098,856) (2,250,000) $ (289,200,521)

Notes to Financial Statements
(unaudited) (continued)

2023
iShares Semi-Annual Report to Shareholders
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
01/31/23
Year Ended
07/31/22
iShares ETF Shares  Amount  Shares  Amount
MSCI USA Value Factor
Shares sold ............................................... 1,850,000  $ 170,813,701  30,250,000  $ 3,183,847,456
Shares redeemed ........................................... (17,200,000) (1,578,539,632) (87,950,000) (9,027,678,196)
(15,350,000) $ (1,407,725,931) (57,700,000) $ (5,843,830,740)

Statement Regarding Liquidity Risk Management Program
(unaudited)

Statement Regarding Liquidity Risk Management Program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares MSCI USA Momentum Factor ETF, iShares MSCI USA Quality Factor ETF, iShares MSCI USA Size Factor
ETF and iShares MSCI USA Value Factor ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2022 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly
Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”).  The Report covered the period from October 1, 2021 through
September 30, 2022 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, the imposition of capital controls in certain non-U.S. countries, Russian sanctions and the closure of the Russian securities market.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
a) The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the
Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.
b) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size
(“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c) Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.
d) The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/
discount or bid/ask spreads from long-term averages over the Program Reporting Period.
e) The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Supplemental Information
(unaudited)

2023
iShares Semi-Annual Report to Shareholders
Section 19(a) Notices
The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.
January 31, 2023
Total Cumulative Distributions
for the Fiscal Year-to-Date
% Breakdown of the Total Cumulative
Distributions for the Fiscal Year-to-Date
iShares ETF
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
MSCI USA Size Factor ............... $ 0 .883918  $ —  $ —  $ 0 .883918  100% — % — % 100%

General Information

General Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

Glossary of Terms Used in this Report

2023
iShares Semi-Annual Report to Shareholders
Portfolio Abbreviation
NVS Non-Voting Shares

iS-SAR-718-0123
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

(b) Not Applicable

Item 2.      Code of Ethics.

Not applicable to this semi-annual report.

Item 3.      Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.      Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.      Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6.      Investments.

(a)

Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)

Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

      Not applicable to the registrant.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

      Not applicable to the registrant.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

      Not applicable to the registrant.

Item 10.    Submission of Matters to a Vote of Security Holders.

      There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.    Controls and Procedures.

(a)

The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.    Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

(a)

(3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

      (a) (4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Dominik Rohe
Dominik Rohe, President (Principal Executive Officer)
Date:	March 31, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dominik Rohe
Dominik Rohe, President (Principal Executive Officer)
Date:	March 31, 2023

By: /s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	March 31, 2023